UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2021 – JUNE 30, 2021

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2021

Veritas — Asset Management

AMG Veritas Asia Pacific Fund
(formerly AMG Managers Special Equity Fund)

Class N: MGSEX	Class I: MSEIX

amgfunds.com	063021	SAR078

AMG Funds Semi-Annual Report — June 30, 2021 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	10

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	12

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	13

Detail of changes in assets for the past two fiscal periods

Financial Highlights	14

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	16

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	22

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	23

APPROVAL OF SUBADVISORY AGREEMENTS	25

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	27

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*
AMG Veritas Asia Pacific Fund
Based on Actual Fund Return
Class N	1.35%	$1,000	$1,128	$7.12
Class I	1.10%	$1,000	$1,129	$5.81
Based on Hypothetical 5% Annual Return
Class N	1.35%	$1,000	$1,018	$6.76
Class I	1.10%	$1,000	$1,019	$5.51

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2021

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended June 30, 2021.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Veritas Asia Pacific Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19

Class N	12.77%	54.08%	20.90%	14.14%

Class I	12.92%	54.45%	21.21%	14.40%
MSCI AC Asia Pacific ex Japan Index[20]	6.84%	39.33%	13.90%	6.71%

Russell 2000® Growth Index[21]	8.98%	51.36%	18.76%	13.52%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2021. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[4]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[5]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[6]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[7]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[8]

To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV maybe more volatile than the NAV of a more geographically diversified fund and may result in losses.

[9]	When the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the performance maybe adversely affected.

[10]

An investment in participation notes is subject to market risk. The performance results of participation notes may not exactly replicate the performance of the underlying securities. An investment in participation notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participation notes, and maybe subject to liquidity risk.

[11]	Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[12]	The application of the tax laws and regulations of the People’s Republic of China to income, including capital gains,

derived from certain investments of the Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the overall returns.

[13]  Trading in China A-Shares through Stock Connect is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the People’s Republic of China and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

[14]  The Fund may not be able to value its investments in a manner that accurately reflects their market values, and the Fund may not be able to sell an investment at a price equal to the valuation ascribed to that investment by the Fund.

[15]  The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[16] A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[17]  The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small-and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[18] The Fund invests in value stocks, which may perform differently from the market as a whole and maybe undervalued by the market for along period of time.

[19]  Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadvisors, Federated MDTA LLC, Lord, Abbett & Co. LLC, Ranger Investment Management L.P. and Smith Asset Management Group, L.P.

[20]  On March 19, 2021, the benchmark changed from the Russell 2000® Growth Index to the MSCI All Country (AC) Asia Pacific ex Japan Index. The MSCI All Country (AC) Asia Pacific ex-Japan Index captures large and mid cap representation across certain Developed and Emerging Market countries in the Asia Pacific region (excluding Japan). Unlike the Fund, the MSCI All Country (AC) Asia Pacific ex-Japan Index is unmanaged, is not available for investment and does not incur expenses

[21]  The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

3

Fund Performance Periods ended June 30, 2021 (continued)

All MSCI data is provided “as is”. The products described here in are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described here in.	Copying or redistributing the MSCI data is strictly prohibited. All holdings and sector/region allocations are subject to review and adjustment in accordance with the Fund’s investment strategy and may vary in the future, and should not be considered recommendations to buy or sell any security.	The Russell Indices are trademarks of the London Stock Exchange Group companies. Not FDIC Insured, nor bank guaranteed. May lose value.

4

AMG Veritas Asia Pacific Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	24.6

Health Care	18.6

Consumer Discretionary	12.9

Industrials	12.0

Consumer Staples	11.3

Communication Services	6.7

Materials	5.4

Financials	5.1

Real Estate	2.0

Utilities	0.5

Short-Term Investments	1.3

Other Assets Less Liabilities	(0.4)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	7.7

Samsung Electronics Co., Ltd., GDR (South Korea)	6.5

Sungrow Power Supply Co., Ltd., Class A (China)	4.3

Kweichow Moutai Co., Ltd., Class A (China)	4.1

LG Chem, Ltd. (South Korea)	4.1

Sea, Ltd., ADR (Singapore)	3.6

WuXi AppTec Co., Ltd., Class H (China)	3.4

China Tourism Group Duty Free Corp., Ltd., Class A (China)	3.3

HDFC Bank, Ltd., ADR (India)	3.3

Meituan, Class B (China)	3.1

Top Ten as a Group	43.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Veritas Asia Pacific Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 85.2%

Communication Services - 6.1%

Kuaishou Technology (China)*,1,2	31,071	$781,412

Sea, Ltd., ADR (Singapore)*	31,636	8,687,246

Tencent Holdings, Ltd. (China)	67,239	5,062,593

Total Communication Services		14,531,251

Consumer Discretionary - 11.9%

Alibaba Group Holding, Ltd. (China)*	205,850	5,836,638

China Tourism Group Duty Free Corp., Ltd., Class A (China)*	169,400	7,857,348

Meituan, Class B (China)*,1	176,270	7,271,343

Midea Group Co., Ltd., Class A (China)*	270,697	2,985,946

Pinduoduo, Inc., ADR (China)*	35,826	4,550,618

Total Consumer Discretionary		28,501,893

Consumer Staples - 7.4%

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (China)*	36,500	1,169,682

Kweichow Moutai Co., Ltd., Class A (China)*	31,000	9,860,595

Wuliangye Yibin Co., Ltd., Class A (China)*	148,299	6,824,557

Total Consumer Staples		17,854,834

Financials - 3.3%

HDFC Bank, Ltd., ADR (India)*	106,816	7,810,386

Health Care - 15.6%

Adeptus Health, Inc. (United States)*,3,4	24,574	0

Aier Eye Hospital Group Co., Ltd., Class A (China)	483,105	5,296,071

Cochlear, Ltd. (Australia)	25,018	4,720,073

CSL, Ltd. (Australia)	28,474	6,089,692

Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A (China)*	169,900	4,196,546

Jinxin Fertility Group, Ltd. (China)[1]	922,000	2,323,830

JW Cayman Therapeutics Co., Ltd. (China)*,1,2	199,500	640,993

PDL BioPharma, Inc. (United States)*,4	30,996	68,811

WuXi AppTec Co., Ltd., Class H (China)[1]	346,440	8,086,458

Wuxi Biologics Cayman, Inc. (China)*,1	320,400	5,866,618

Total Health Care		37,289,092

Industrials - 12.0%

Centre Testing International Group Co., Ltd., Class A (China)*	544,800	2,685,381

Country Garden Services Holdings Co., Ltd. (China)	399,958	4,315,545

Sany Heavy Industry Co., Ltd., Class A (China)*	1,004,999	4,516,425

Shenzhen Inovance Technology Co., Ltd., Class A (China)*	610,147	6,997,209

Sungrow Power Supply Co., Ltd., Class A (China)*	579,700	10,299,574

Total Industrials		28,814,134

	Shares	Value

Information Technology - 22.3%

Afterpay, Ltd. (Australia)*	81,597	$7,242,567

LONGi Green Energy Technology Co., Ltd., Class A (China)*	263,760	3,618,736

Samsung Electronics Co., Ltd., GDR (South Korea)	8,706	15,528,621

Samsung SDI Co., Ltd. (South Korea)	11,400	7,058,174

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	857,400	18,466,709

Wuxi Lead Intelligent Equipment Co., Ltd., Class A (China)*	149,998	1,394,844

Total Information Technology		53,309,651

Materials - 4.1%

LG Chem, Ltd. (South Korea)	13,040	9,846,374

Real Estate - 2.0%

Goodman Group, REIT (Australia)	300,346	4,753,180

Utilities - 0.5%

China Gas Holdings, Ltd. (Hong Kong)	406,157	1,237,275

Total Common Stocks
(Cost $188,360,274)		203,948,070

Participation Notes - 13.9%

Communication Services - 0.6%

Info Edge India, Ltd. (CLSA Ltd.) (India)	23,000	1,522,964

Consumer Discretionary - 1.0%

Titan Co., Ltd. (CLSA Ltd.) (India)	100,000	2,333,949

Consumer Staples - 3.9%

Hindustan Unilever, Ltd. (CLSA Ltd.) (India)	194,500	6,474,187

Nestle India, Ltd. (CLSA Ltd.) (India)	12,300	2,920,711

Total Consumer Staples		9,394,898

Financials - 1.8%

Kotak Mahindra Bank, Ltd. (CLSA Ltd.) (India)	187,500	4,309,884

Health Care - 3.0%

Apollo Hospitals Enterprise, Ltd. (CLSA Ltd.) (India)	118,000	5,750,289

Max Healthcare Institute, Ltd. (CLSA Ltd.) (India)	378,000	1,296,927

Total Health Care		7,047,216

Information Technology - 2.3%

Tata Consultancy Services, Ltd. (CLSA Ltd.) (India)	120,731	5,440,812

Materials - 1.3%

Asian Paints, Ltd. (CLSA Ltd.) (India)	78,500	3,164,728

Total Participation Notes
(Cost $31,095,675)		33,214,451

The accompanying notes are an integral part of these financial statements.

6

AMG Veritas Asia Pacific Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 1.3%

Joint Repurchase Agreements - 0.3%[5]

RBC Dominion Securities, Inc., dated 06/30/21,due 07/01/21, 0.050% total to be received $798,266 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 - 04/15/62, totaling $814,230)	$798,265	$798,265

	Shares

Other Investment Companies - 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[6]	737,330	737,330

	Shares	Value

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[6]	737,310	$737,310

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[6]	759,659	759,659

Total Other Investment Companies		2,234,299

Total Short-Term Investments
(Cost $3,032,564)		3,032,564

Total Investments - 100.4%
(Cost $222,488,513)		240,195,085

Other Assets, less Liabilities - (0.4)%		(1,023,705)

Net Assets - 100.0%		$239,171,380

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $24,970,654 or 10.4% of net assets.

[2]	Some of these securities, amounting to $761,161 or 0.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.

[3]	Escrow shares

[4]	Security’s value was determined by using significant unobservable inputs.

[5]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[6]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR    American Depositary Receipt

GDR    Global Depositary Receipt

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

AMG Veritas Asia Pacific Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Information Technology	—	$53,309,651	—	$53,309,651

Health Care	—	37,220,281	$68,811	37,289,092

Industrials	—	28,814,134	—	28,814,134

Consumer Discretionary	$4,550,618	23,951,275	—	28,501,893

Consumer Staples	—	17,854,834	—	17,854,834

Communication Services	8,687,246	5,844,005	—	14,531,251

Materials	—	9,846,374	—	9,846,374

Financials	7,810,386	—	—	7,810,386

Real Estate	—	4,753,180	—	4,753,180

Utilities	—	1,237,275	—	1,237,275

Participation Notes

Consumer Staples	—	9,394,898	—	9,394,898

Health Care	—	7,047,216	—	7,047,216

Information Technology	—	5,440,812	—	5,440,812

Financials	—	4,309,884	—	4,309,884

Materials	—	3,164,728	—	3,164,728

Consumer Discretionary	—	2,333,949	—	2,333,949

Communication Services	—	1,522,964	—	1,522,964

Short-Term Investments

Joint Repurchase Agreements	—	798,265	—	798,265

Other Investment Companies	2,234,299	—	—	2,234,299

Total Investments in Securities	$23,282,549	$216,843,725	$68,811	$240,195,085

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

AMG Veritas Asia Pacific Fund Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2021:

Common Stock

Balance as of December 31, 2020	$68,811

Accrued discounts (premiums)	—

Realized gain (loss)	—

Change in unrealized appreciation/depreciation	—

Purchases	—

Sales	—

Transfers in to Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2021	$68,811

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2021	$0

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of June 30, 2021. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of June 30, 2021	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$68,811	Market Approach-Last Trade Price	Discount Rate	10%	N/A	Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:

Country	% of Long-Term Investments

Australia	9.6

China	47.4

Hong Kong	0.5

India	17.3

Singapore	3.7

South Korea	13.7

Taiwan	7.8

United States	0.0#

100.0

# Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities (unaudited) June 30, 2021

AMG Veritas Asia Pacific Fund

Assets:

Investments at value[1] (including securities on loan valued at $761,161)	$240,195,085

Foreign currency[2]	8,839

Receivable for investments sold	512,589

Dividend and interest receivables	138,529

Securities lending income receivable	1,319

Receivable for Fund shares sold	57,740

Receivable from affiliate	631

Prepaid expenses and other assets	18,417

Total assets	240,933,149

Liabilities:

Payable upon return of securities loaned	798,265

Payable for investments purchased	678,150

Payable for Fund shares repurchased	13,253

Accrued expenses:

Investment advisory and management fees	160,032

Administrative fees	29,132

Shareholder service fees	40,777

Other	42,160

Total liabilities	1,761,769

Net Assets	$239,171,380

[1] Investments at cost	$222,488,513

[2] Foreign currency at cost	$9,042

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (continued)

AMG Veritas
Asia
Pacific Fund

Net Assets Represent:

Paid-in capital	$237,603,597

Total distributable earnings	1,567,783

Net Assets	$239,171,380

Class N:

Net Assets	$201,017,374

Shares outstanding	2,231,093

Net asset value, offering and redemption price per share	$90.10

Class I:

Net Assets	$38,154,006

Shares outstanding	387,664

Net asset value, offering and redemption price per share	$98.42

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations (unaudited) For the six months ended June 30, 2021

AMG Veritas
Asia
Pacific Fund

Investment Income:

Dividend income	$770,749

Securities lending income	36,289

Foreign withholding tax	(95,997)

Total investment income	711,041

Expenses:

Investment advisory and management fees	1,107,814

Administrative fees	187,096

Shareholder servicing fees - Class N	257,634

Custodian fees	25,539

Professional fees	19,496

Registration fees	17,813

Transfer agent fees	10,671

Trustee fees and expenses	9,796

Reports to shareholders	9,385

Miscellaneous	3,761

Total expenses before offsets	1,649,005

Expense reimbursements	(20,640)

Expense reductions	(695)

Net expenses	1,627,670

Net investment loss	(916,629)

Net Realized and Unrealized Gain:

Net realized gain on investments	94,279,809

Net realized loss on foreign currency transactions	(93,160)

Net change in unrealized appreciation/depreciation on investments	(63,895,545)

Net change in unrealized appreciation/depreciation on foreign currency translations	(2,959)

Net realized and unrealized gain	30,288,145

Net increase in net assets resulting from operations	$29,371,516

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG Veritas Asia Pacific Fund

	June 30, 2021	December 31, 2020

Increase in Net Assets Resulting From Operations:

Net investment loss	$(916,629)	$(1,688,073)

Net realized gain on investments	94,186,649	17,151,747

Net change in unrealized appreciation/depreciation on investments	(63,898,504)	54,091,097

Net increase in net assets resulting from operations	29,371,516	69,554,771

Distributions to Shareholders:

Class N	(95,003,142)	(8,646,696)

Class I	(17,275,241)	(1,785,052)

Total distributions to shareholders	(112,278,383)	(10,431,748)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	72,691,714	(19,630,632)

Total increase (decrease) in net assets	(10,215,153)	39,492,391

Net Assets:

Beginning of period	249,386,533	209,894,142

End of period	$239,171,380	$249,386,533

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

13

AMG Veritas Asia Pacific Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021

Class N	(unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$147.58	$111.15	$114.95	$119.45	$99.33	$87.84

Income (loss) from Investment Operations:

Net investment loss[3,4]	(0.42)	(1.03)	(1.03)	(0.91)	(0.79)[5]	(0.43)[6]

Net realized and unrealized gain (loss) on investments	11.98	43.88	30.19	(3.59)	20.91	11.92

Total income (loss) from investment operations	11.56	42.85	29.16	(4.50)	20.12	11.49

Less Distributions to Shareholders from:

Net realized gain on investments	(69.04)	(6.42)	(32.96)	—	—	—

Net Asset Value, End of Period	$90.10	$147.58	$111.15	$114.95	$119.45	$99.33

Total Return[4]	12.77%[7,8]	38.74%[8]	25.69%[8]	(3.76)%[8]	20.25%[8]	13.08%

Ratio of net expenses to average net assets[9]	1.35%[10]	1.36%	1.36%	1.36%	1.36%	1.36%

Ratio of gross expenses to average net assets[11]	1.37%[10]	1.42%	1.42%	1.38%	1.41%	1.50%

Ratio of net investment loss to average net assets[4]	(0.78)%[10]	(0.89)%	(0.76)%	(0.69)%	(0.73)%	(0.49)%

Portfolio turnover	192%[7]	100%	96%	113%	81%	120%

Net assets end of period (000’s) omitted	$201,017	$204,794	$171,801	$170,744	$173,607	$180,008

14

AMG Veritas Asia Pacific Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021

Class I	(unaudited)	2020	2019	2018	2017	2016[2]

Net Asset Value, Beginning of Period	$154.81	$116.08	$118.57	$122.90	$101.95	$89.92

Income (loss) from Investment Operations:

Net investment loss[3,4]	(0.32)	(0.77)	(0.72)	(0.60)	(0.54)[5]	(0.22)[6]

Net realized and unrealized gain (loss) on investments	12.97	45.92	31.19	(3.73)	21.49	12.25

Total income (loss) from investment operations	12.65	45.15	30.47	(4.33)	20.95	12.03

Less Distributions to Shareholders from:

Net realized gain on investments	(69.04)	(6.42)	(32.96)	—	—	—

Net Asset Value, End of Period	$98.42	$154.81	$116.08	$118.57	$122.90	$101.95

Total Return[4]	12.92%[7,8]	39.08%[8]	26.02%[8]	(3.52)%[8]	20.55%[8]	13.38%

Ratio of net expenses to average net assets[9]	1.10%[10]	1.11%	1.11%	1.11%	1.11%	1.11%

Ratio of gross expenses to average net assets[11]	1.12%[10]	1.17%	1.17%	1.13%	1.16%	1.25%

Ratio of net investment loss to average net assets[4]	(0.53)%[10]	(0.64)%	(0.51)%	(0.44)%	(0.48)%	(0.24)%

Portfolio turnover	192%[7]	100%	96%	113%	81%	120%

Net assets end of period (000’s) omitted	$38,154	$44,593	$38,093	$31,253	$26,865	$19,647

[1]	Effective February 27, 2017, Class S shares were renamed Class N shares.

[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.84) and $(0.59) for Class N and Class I respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.49) and $(0.28) for Class N and Class I respectively.

[7]	Not annualized.

[8]	The total return is calculated using the published Net Asset Value as of period end.

[9]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2021, and for the years ended 2020, 2019, 2018, 2017 and 2016, respectively.

[10]	Annualized.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

15

Notes to Financial Statements (unaudited) June 30, 2021

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Veritas Asia Pacific Fund (“Asia Pacific”) (formerly AMG Managers Special Equity Fund) (the “Fund”).

The Fund offers Class N and Class I shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

On March 17-18, 2021, the Board of Trustees of AMG Funds III, (the “Board”) approved Veritas Asset Management LLP (“Veritas”) as the subadviser to Asia Pacific on an interim basis to replace Federated MDTA LLC (“Federated Hermes”), Lord, Abbett & Co. LLC (“Lord Abbett”), Ranger Investment Management L.P. (“Ranger Investment Management”) and Smith Asset Management Group, L.P. (“Smith Asset Management”) effective March 19, 2021, which was subsequently approved by the shareholders of Asia Pacific on June 18, 2021. In conjunction with the subadviser change, Asia Pacific seeks to achieve it’s investment objective by investing in equity securities listed or traded on exchanges in the Asia Pacific region (excluding Japan). In conjunction with the respective changes in investment strategy for Asia Pacific, the Fund sold substantially all open positions around the date of the subadviser change that increased the Fund’s portfolio turnover. Asia Pacific also declared a special capital gain distribution on March 24, 2021.

The Fund is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Fund and thus Fund performance.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Participation notes (“P-Notes”) are valued using the underlying equity security’s official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board. Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each

16

Notes to Financial Statements (continued)

business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, P-Notes, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2021, the impact on the expenses and expense ratios was $695 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to prior year REIT True-ups. Temporary differences are due to wash sale loss deferrals.

At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation
$222,488,513	$21,637,436	$(3,930,864)	$17,706,572

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for

17

Notes to Financial Statements (continued)

which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2020, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2021, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020, the capital stock transactions by class for the Fund were as follows:

	June 30, 2021		December 31, 2020
	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	45,028	$4,798,830	32,466	$3,813,396

Reinvestment of distributions	1,128,609	91,981,675	58,454	8,351,282

Cost of shares repurchased	(330,240)	(29,789,170)	(248,844)	(27,811,616)

Net increase (decrease)	843,397	$66,991,335	(157,924)	$(15,646,938)

Class I:

Proceeds from sale of shares	27,623	$3,849,976	53,503	$6,681,747

Reinvestment of distributions	192,066	17,088,128	11,788	1,766,664

Cost of shares repurchased	(120,073)	(15,237,725)	(105,414)	(12,432,105)

Net increase (decrease)	99,616	$5,700,379	(40,123)	$(3,983,694)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2021, the market value of Repurchase Agreements outstanding was $798,265.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is

18

Notes to Financial Statements (continued)

responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Effective March 19, 2021, the Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas. Prior to March 19, 2021, the Fund’s investment portfolio was managed by Ranger Investment Management, Lord, Abbett, Smith Asset Management and Federated Hermes.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. Effective June 19, 2021, the Fund paid an investment management fee at the annual rate of 0.71% of the average daily net assets of the Fund. Prior to June 19, 2021, the Fund paid an investment management fee at the annual rate of 0.90% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. Prior to June 19, 2021, the total annual Fund operating expense limitation was 1.11% of average daily net assets.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At June 30, 2021, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$74,941
1-2 years	129,926

2-3 years	81,941

Total	$286,808

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2021, were as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred

Class N	0.25%	0.25%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At June 30, 2021, the Fund had no interfund loans outstanding.

19

Notes to Financial Statements (continued)

The Fund utilized the interfund loan program during the six months ended June 30, 2021 as follows:

Average	Number	Interest	Average
Borrowed	of Days	Paid	Interest Rate
$1,187,913	7	$207	0.909%

For the six months ended June 30, 2021, the Fund executed security transactions with other funds affiliated with Lord Abbett. Each of the transactions were executed at the closing price of the security transacted and with no commissions under Rule 17a-7 procedures approved by the Board. The amounts purchased and sold during the six months ended June 30, 2021, are reflected in the following chart:

	Number of	Total
	Transactions	Quantity	Cost/Proceeds
Purchases	7	4,057	$176,269
Sales*	1	2,940	482,160

*	Realized gain was $305,582.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2021, were $447,039,160 and $485,225,614, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2021.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2021, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$761,161	$798,265	—	$798,265

5. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. Participation Notes

The Fund invests in P-Notes to gain exposure to issuers in certain countries. P-Notes are a type of equity-linked derivative that generally are traded in the over-the counter market and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, P-Notes entail the risks that the counterparty or issuer of the P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

20

Notes to Financial Statements (continued)

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2021:

Gross Amount Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
	Assets Presented in		Net
	the Statement of	Offset	Asset	Collateral	Net
	Assets and Liabilities	Amount	Balance	Received	Amount

RBC Dominion Securities, Inc.	$798,265	—	$798,265	$798,265	—

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

21

Other Information (unaudited)

PROXY VOTE

A special meeting of the shareholders of AMG Veritas Asia Pacific Fund (the “Fund”) was held on June 18, 2021, to vote on various proposals including to approve a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and Veritas Asset Management LLP (“Veritas”) with respect to the Fund. The proposals and results of the votes are summarized below.

		Number of Eligible Shareholders

Proposal	For	Against	Abstain

Approval of a new subadvisory agreement between the Investment Manager and Veritas with respect to the Fund.	1,124,761	172,946	144,825

% of Shares Present	76.75%	11.80%	9.88%

% of Outstanding Shares	38.61%	5.94%	4.97%

		Number of Eligible Shareholders

Proposal	For	Against	Abstain

To approve a change in the Fund’s sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified.	1,094,591	188,491	159,450

% of Shares Present	74.69%	12.86%	10.88%

% of Outstanding Shares	37.57%	6.47%	5.47%

		Number of Eligible Shareholders

Proposal	For	Against	Abstain

To approve a modified manager-of-managers structure for the Fund that would permit the Investment Manager to enter into and materially amend subadvisory agreements with unaffiliated and affiliated subadvisers without obtaining shareholder approval and would also permit the Fund to disclose fees paid to subadvisers on an aggregate, rather than individual, basis.	1,068,999	223,594	149,939

% of Shares Present	72.94%	15.26%	10.23%

% of Outstanding Shares	36.69%	7.67%	5.15%

Funds Totals:	Shares

Record Total	2,913,303

Shares Voted	1,456,522

Percent Present	50.30%

22

Annual Renewal of Investment Management and Subadvisory Agreements

At a meeting held via telephone and video conference on June 24, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), approved the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Veritas Asia Pacific Fund (formerly AMG Managers Special Equity Fund) (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”)[2]. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreement. In considering the Investment Management Agreement, the Trustees reviewed a variety of materials relating to the Fund and the Investment Manager, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and

Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment

Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

PERFORMANCE.

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment philosophy, strategy and techniques used in managing the Fund. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadvisers during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the MSCI AC Asia Pacific ex Japan Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top third of its Peer Group for all relevant time periods. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information reflected that of the Fund’s prior subadvisers and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY FEES; FUND EXPENSES; PROFITABILTY; AND ECONOMIES OF SCALE.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 24, 2021 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout

23

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the changes to the management fee and subadvisory fee rates and the change to the expense cap that were implemented during the past year for the Fund. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that, effective June 18, 2021, the Investment Manager has contractually agreed, through May 1, 2023, to lower the Fund’s contractual expense limitation from 1.11% to 0.93% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also noted that, effective June 18, 2021, the Fund’s management fee rate was reduced. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

The Trustees also considered information provided by the Investment Manager throughout the previous year related to the benefits of the strategic repositioning of the AMG Funds complex for greater alignment with Affiliated Managers Group, Inc. (“AMG”), in which each fund that was not previously subadvised by an affiliate of AMG (each affiliate of AMG, an “Affiliate” and collectively, “Affiliates”) was transitioned to an AMG Affiliate subadviser. The Trustees considered that the strategic repositioning was expected to create value for the Fund, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The Trustees noted the expectations that the changes would result in bringing the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamlining the lineup of funds in the AMG Funds complex and reducing the number of subadvisers in the AMG Funds complex, significantly reducing strategy overlap and providing more differentiated investment solutions for the AMG Funds complex that are otherwise not available to U.S. retail investors. The Trustees further considered the expectation that the repositioning would bring AMG’s strong partnerships in support of the Fund and the AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Fund and the rest of the AMG Funds complex. The Trustees noted that AMG’s relationship with its Affiliates will also allow the Fund to have greater insight into the Affiliates’ compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement: (a) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement and (b) the Investment Manager maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 24, 2021, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for the Fund.

[1] The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the June 24, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

[2] At a meeting held via telephone and videoconference on March 17-18, 2021, the Board of the Trust, and separately a majority of the Independent Trustees, approved the Subadvisory Agreement with respect to the Fund (the “Subadvisory Agreement”). The Subadvisory Agreement was subsequently approved by the Fund’s shareholders at a special meeting held on June 18, 2021, for an initial two-year period.

24

Approval of Subadvisory Agreement

AMG Managers Special Equity Fund: Approval of Subadvisory Agreements on March 17-18, 2021

At a meeting held via telephone and videoconference on March 17-18, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), unanimously voted to terminate the former subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and each of Federated MDTA LLC, Lord, Abbett & Co. LLC, Ranger Investment Management L.P. and Smith Asset Management Group, L.P. (each, a “Former Subadviser”) with respect to AMG Managers Special Equity Fund (the “Fund”) (each, a “Former Subadvisory Agreement”), and approve the interim subadvisory agreement between the Investment Manager and Veritas Asset Management LLP (“Veritas”) with respect to the Fund (the “Interim Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and Veritas with respect to the Fund (the “New Subadvisory Agreement” and together with the Interim Subadvisory Agreement, the “Agreements”), and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose, including a recommendation that shareholders vote to approve the New Subadvisory Agreement. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Agreements.

In considering the Agreements, the Trustees considered the information relating to the Fund and Veritas provided to them in connection with the meeting on March 17-18, 2021. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by Veritas, the Trustees reviewed information relating to Veritas’ financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by Veritas in managing the Fund. The Trustees noted that the Fund’s investment objective would be to seek to provide long-term capital appreciation and the Fund would invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in the Asia Pacific region (excluding Japan). The Trustees further noted that in connection with hiring Veritas, shareholders would be asked to approve a change in the Fund’s status from operating as a diversified fund to operating as a non-diversified fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding Veritas’ organizational and management structure, and Veritas’ compliance policies and procedures. The Trustees noted that Veritas was founded in 2003 and has 42 employees. The Trustees considered specific information provided regarding the experience of the individual at Veritas that is expected to have portfolio management responsibility for the Fund. The Trustees noted that the proposed portfolio manager joined Veritas in 2004. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by Veritas to the Fund; (b) the qualifications and experience of Veritas’ personnel; and (c) Veritas’ compliance program. The Trustees additionally considered Veritas’ risk management processes. The Trustees reviewed Veritas’ compliance policies and procedures, code of ethics, and specific information related to how Veritas monitors, among other things, portfolio compliance and proxy voting and deemed all of them to be adequate. The Trustees also took into account the financial condition of Veritas with respect to its ability to provide the services required under the Agreements and noted that, as of December 31, 2020, Veritas managed approximately $33 billion in assets. The Trustees concluded that, given Veritas’ financial condition, it would be able to meet any reasonably foreseeable obligations under the Agreements.

PERFORMANCE

Because Veritas was proposing to manage the Fund with its Asia Pacific strategy, the Trustees noted that they could not draw any conclusions regarding the performance of the Fund to date. The Trustees, however, considered the performance provided by Veritas with respect to Veritas’ Asia Equity Composite, which is managed in a substantially similar manner to the Fund. In this regard, the Trustees noted that the performance of the Asia Equity Composite had not been adjusted for the fees and expenses of the Fund. The Trustees reviewed the year over year performance of the Asia Equity

Composite from 2011 through 2019 and noted that the composite outperformed its benchmark in six of the nine calendar years.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by Veritas. In considering the anticipated profitability of Veritas with respect to the provision of subadvisory services to the Fund, the Trustees considered information regarding Veritas’ organization, management and financial stability. The Trustees noted that, because Veritas is an affiliate (“Affiliate”) of the Investment Manager, a portion of Veritas’ revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to Veritas under the Interim Subadvisory Agreement was the same as the rate paid to each Former Subadviser under the applicable Former Subadvisory Agreement. The Trustees further noted that, although the subadvisory fee rate to be paid to Veritas under the New Subadvisory Agreement was higher than the rate paid to each Former Subadviser under the applicable Former Subadvisory Agreement, the fee is paid by the Investment Manager and the approval of the New Subadvisory Agreement will not increase the management fee rate borne by Fund shareholders. The Trustees further noted that the Investment Manager proposed certain fee changes for the Fund, all of which would be implemented upon the effectiveness of the New Subadvisory Agreement and would result in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s current fee structure. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund, which would decrease if the New Subadvisory Agreement was approved. The Trustees also noted payments made or to be made from Veritas to the Investment Manager, and other payments made or to be made from the Investment Manager to Veritas, including certain expense sharing arrangements related to, among other things, shareholder servicing and distribution. The Trustees concluded that these arrangements were reasonable. The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund

25

Approval of Subadvisory Agreement (continued)

would both be lower than the average for an appropriate peer group of similar mutual funds for the Fund once the new fee changes went into effect.

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services Veritas is expected to provide in performing its functions under the Agreements. The Trustees also were provided with the estimated profitability of Veritas with respect to its proposed subadvisory services to the Fund. Based on the foregoing, the Trustees concluded that the profitability to Veritas is expected to be reasonable and that Veritas is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize economies of scale with respect to certain fees and expenses, other than the Fund’s management fee, to the extent the increase in assets is proportionally greater than the increase in such fees and expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to Veritas, including, among others, the potential broadening of Veritas’ Asian equity investment capabilities, as well as the indirect benefits that Veritas may receive from Veritas’ relationship with the Fund, including any so-called “fallout benefits” to Veritas, such as reputational value derived from Veritas serving as subadviser to the Fund, which bears Veritas’ name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by Veritas, and the other considerations noted above with respect to Veritas, the Fund’s subadvisory fees are reasonable.

The Trustees also considered information provided by the Investment Manager related to the benefits of the proposed strategic repositioning of the AMG Funds complex. The Trustees considered that the strategic repositioning was expected to create value for the Fund, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The Trustees noted that the proposed changes would bring the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamline the lineup of funds in the AMG Funds complex and reduce the number of subadvisers, significantly reduce strategy overlap and provide more differentiated investment solutions for the AMG Funds complex that are otherwise not available to U.S. retail investors. The Trustees further considered that the repositioning would bring AMG’s strong partnerships in support of the Fund and the AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Fund and the rest of the AMG Funds complex. The Trustees noted that AMG’s relationship with its Affiliates will also allow the Fund to have greater insight into the Affiliate’s compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers. In light of the foregoing, in approving the Agreements, the Trustees, including a majority of the Independent Trustees, determined that the hiring of Veritas is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Investment Manager or an affiliated subadviser derives an inappropriate advantage.

*    *    *    *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Agreement: (a) Veritas has demonstrated that it possesses the capability and resources to perform the duties required of it under each Agreement; (b) Veritas’ Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) Veritas is reasonably likely to execute its investment strategy consistently over time; and (d) Veritas maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on March 17-18, 2021, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Agreement.

[1] The Trustees determined that the conditions surrounding the COVID-19 virus constituted unforeseen or emergency circumstances and that reliance on the SEC’s exemptive order, which provides relief from the in-person voting requirements of the 1940 Act in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the March 17-18, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

26

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17-18, 2021, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

27

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart’s Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063021 SAR078

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2021

Class N, I, & Z Shares

Equity

Fixed Income

International

amgfunds.com	063021	SAR019

AMG Funds Semi-Annual Report – June 30, 2021 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*

AMG GW&K ESG Bond Fund

Based on Actual Fund Return

Class N	0.71%	$1,000	$988	$3.50

Class I	0.50%	$1,000	$989	$2.47

Based on Hypothetical 5% Annual Return

Class N	0.71%	$1,000	$1,021	$3.56

Class I	0.50%	$1,000	$1,022	$2.51

AMG GW&K Enhanced Core Bond ESG Fund

Based on Actual Fund Return

Class N	0.73%	$1,000	$992	$3.60

Class I	0.54%	$1,000	$993	$2.67

Class Z	0.48%	$1,000	$994	$2.37

Based on Hypothetical 5% Annual Return

Class N	0.73%	$1,000	$1,021	$3.66

Class I	0.54%	$1,000	$1,022	$2.71

Class Z	0.48%	$1,000	$1,022	$2.41

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*

AMG GW&K High Income Fund

Based on Actual Fund Return

Class N	0.84%	$1,000	$1,029	$4.23

Class I**	0.61%	$1,000	$1,028	$1.83

Based on Hypothetical 5% Annual Return

Class N	0.84%	$1,000	$1,021	$4.21

Class I**	0.61%	$1,000	$1,022	$3.06

AMG GW&K Municipal Bond Fund

Based on Actual Fund Return

Class N	0.71%	$1,000	$1,002	$3.52

Class I	0.39%	$1,000	$1,004	$1.94

Based on Hypothetical 5% Annual Return

Class N	0.71%	$1,000	$1,021	$3.56

Class I	0.39%	$1,000	$1,023	$1.96

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*

AMG GW&K Municipal Enhanced Yield Fund

Based on Actual Fund Return

Class N	0.99%	$1,000	$1,034	$4.99

Class I	0.64%	$1,000	$1,036	$3.23

Class Z	0.59%	$1,000	$1,036	$2.98

Based on Hypothetical 5% Annual Return

Class N	0.99%	$1,000	$1,020	$4.96

Class I	0.64%	$1,000	$1,022	$3.21

Class Z	0.59%	$1,000	$1,022	$2.96

AMG GW&K Global Allocation Fund

Based on Actual Fund Return

Class N	1.06%	$1,000	$1,035	$5.35

Class I	0.91%	$1,000	$1,036	$4.59

Class Z	0.81%	$1,000	$1,036	$4.09

Based on Hypothetical 5% Annual Return

Class N	1.06%	$1,000	$1,020	$5.31

Class I	0.91%	$1,000	$1,020	$4.56

Class Z	0.81%	$1,000	$1,021	$4.06

AMG GW&K Small Cap Core Fund

Based on Actual Fund Return

Class N	1.30%	$1,000	$1,167	$6.98

Class I	0.95%	$1,000	$1,168	$5.11

Class Z	0.90%	$1,000	$1,169	$4.84

Based on Hypothetical 5% Annual Return

Class N	1.30%	$1,000	$1,018	$6.51

Class I	0.95%	$1,000	$1,020	$4.76

Class Z	0.90%	$1,000	$1,020	$4.51

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*

AMG GW&K Small/Mid Cap Fund

Based on Actual Fund Return

Class N	1.07%	$1,000	$1,155	$5.72

Class I	0.87%	$1,000	$1,156	$4.65

Class Z	0.82%	$1,000	$1,157	$4.39

Based on Hypothetical 5% Annual Return

Class N	1.07%	$1,000	$1,019	$5.36

Class I	0.87%	$1,000	$1,020	$4.36

Class Z	0.82%	$1,000	$1,021	$4.11

AMG GW&K Small Cap Value Fund

Based on Actual Fund Return

Class N	1.15%	$1,000	$1,227	$6.35

Class I	0.95%	$1,000	$1,228	$5.25

Class Z	0.90%	$1,000	$1,228	$4.97

Based on Hypothetical 5% Annual Return

Class N	1.15%	$1,000	$1,019	$5.76

Class I	0.95%	$1,000	$1,020	$4.76

Class Z	0.90%	$1,000	$1,020	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

**

Commencement of operations was March 15, 2021 and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (108), then divided by 365.

Fund Performance (unaudited) Periods ended June 30, 2021

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2021.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K ESG Bond Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18

Class N	(1.21%)	5.38%	4.18%	4.40%	7.82%	06/01/84

Class I	(1.07%)	5.65%	4.35%	–	3.73%	04/01/13

Bloomberg Barclays U.S. Aggregate Bond Index30, 31	(1.60%)	(0.33%)	3.03%	3.39%	7.06%	06/01/84	†

Bloomberg Barclays U.S. Government/Credit Bond Index[32]	(1.96%)	(0.39%)	3.31%	3.71%	7.08%	06/01/84	†

AMG GW&K Enhanced Core Bond ESG Fund[3,4,5,6,7,8,10,12,15,16]

Class N	(0.85%)	2.88%	3.71%	3.55%	5.33%	01/02/97

Class I	(0.75%)	3.15%	3.88%	–	3.23%	11/30/12

Class Z	(0.63%)	3.22%	3.98%	3.81%	5.70%	01/02/97

Bloomberg Barclays U.S. Aggregate Bond Index[31]	(1.60%)	(0.33%)	3.03%	3.39%	5.06%	01/02/97	†

AMG GW&K High Income Fund[3,5,6,7,16,19]

Class N	2.90%	10.73%	4.80%	3.54%	5.03%	03/25/94

Class I	–	–	–	–	2.75%	03/15/21

Bloomberg Barclays U.S. High Yield 1-5 Year Ba Index[33]	2.87%	10.75%	5.69%	5.71%	–	03/31/94	†

AMG GW&K Municipal Bond Fund[3,5,7,12,16,20,21]

Class N	0.20%	2.54%	2.39%	3.62%	4.12%	06/30/09

Class I	0.36%	2.85%	2.73%	4.03%	4.56%	06/30/09

Bloomberg Barclays 10-Year Municipal Bond Index[34]	0.57%	3.66%	3.26%	4.39%	4.82%	06/30/09	†

AMG GW&K Municipal Enhanced Yield Fund[3,5,6,7,12,13,16,17,20,21]

Class N	3.39%	9.57%	4.17%	6.17%	6.68%	07/27/09

Class I	3.57%	9.92%	4.57%	6.60%	5.18%	12/30/05

Class Z	3.60%	9.97%	–	–	6.75%	02/24/17

Bloomberg Barclays U.S. Municipal Bond BAA Index[35]	3.91%	10.92%	4.77%	5.63%	6.11%	07/27/09	†

† Date reflects the inception date of the Fund, not the index.

* Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2021. All returns are in U.S. dollars ($).

[2] Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadvisor, Loomis, Sayles & Company, L.P.

[3] From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4] To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.

[5] The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[6] High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[7] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[8] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

Fund Performance Periods ended June 30, 2021 (continued)

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K Global Allocation Fund[3,4,5,7,8,9,14,22,23,24,25]

Class N	3.45%	26.10%	10.63%	9.27%	8.33%	01/02/97

Class I	3.55%	26.25%	10.79%	–	9.86%	11/30/12

Class Z	3.58%	26.42%	10.91%	9.54%	8.70%	01/02/97

60% MSCI ACWI/40% Bloomberg Barclays Global Aggregate Bond Index 36, [37]	5.89%	23.47%	9.86%	6.99%	7.79%	01/02/97	†

MSCI ACWI Index [36]	12.30%	39.26%	14.61%	9.90%	11.57%	01/02/97	†

Bloomberg Barclays Global Aggregate Bond Index[37]	(3.21%)	2.63%	2.34%	2.05%	1.71%	01/02/97	†

AMG GW&K Small Cap Core Fund[3,7,23,24,26]

Class N	16.65%	52.79%	15.44%	12.73%	9.24%	12/10/96

Class I	16.82%	53.34%	15.85%	13.16%	15.30%	07/27/09

Class Z	16.86%	53.38%	–	–	14.41%	02/24/17

Russell 2000® Index[38]	17.54%	62.03%	16.47%	12.34%	9.28%	12/10/96	†

AMG GW&K Small/Mid Cap Fund[3,7,23,24,26,27]

Class N	15.52%	50.53%	–	–	15.37%	02/24/17

Class I	15.63%	50.91%	16.86%	–	11.67%	06/30/15

Class Z	15.74%	51.00%	–	–	15.65%	02/24/17

Russell 2500® Index[39]	16.97%	57.79%	16.35%	12.86%	14.65%	06/30/15	†

AMG GW&K Small Cap Value Fund[3,7,21,24,26,28,29]

Class N	22.73%	64.99%	11.69%	11.20%	11.73%	04/23/87

Class I	22.81%	65.29%	–	–	8.61%	02/24/17

Class Z	22.83%	65.34%	–	–	8.68%	02/24/17

Russell 2000® Value Index[40]	26.69%	73.28%	13.62%	10.85%	–	04/23/87	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[9] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[10] Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[11] Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the fund will be indirectly exposed to all the risks of securities held by the ETFs.

[12] Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[13] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[14] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[15] Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[16] The issuer of the bonds may not be able to meet interest or principal payments when the bonds come due.
[17] The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.

Fund Performance Periods ended June 30, 2021 (continued)

[18]

As of March 19, 2021, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers Loomis Sayles Bond Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021 reflects the performance and investment strategies of the Fund’s previous subadvisor, Loomis, Sayles & Company, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[19]

As of December 4, 2020, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund was known as the AMG Managers Global Income Opportunity Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to December 4, 2020 reflects the performance and investment strategies of the Fund’s previous subadvisor, Loomis, Sayles & Company, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[20]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

[21]

Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[22]	The Fund’s investments may not be allocated in the best performing asset classes.

[23]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[24]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[25]

As of April 17, 2020, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to April 17, 2020, the Fund was known as the AMG Chicago Equity Partners Balanced Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to April 17, 2020 reflects the performance and investment strategies of the Fund’s previous subadvisor, Chicago Equity Partners, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[26]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[27]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[28]

As of December 4, 2020, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund was known as the AMG Managers Skyline Special Equities Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to December 4, 2020 reflects the performance and investment strategies of the Fund’s previous subadvisor, Skyline Asset Management, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[29]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[30]	On March 19, 2021, the benchmark changed from the Bloomberg Barclays U.S. Government/Credit Bond Index to the Bloomberg Barclays U.S. Aggregate Bond Index.

[31]

The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[32]

The Bloomberg Barclays U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Bloomberg Barclays U.S. Government/Credit Bond Index is unmanaged, is not available for investment and does not incur expenses.

[33]

The Bloomberg Barclays U.S. High Yield BB 1-5 Year Index, a subset of the Bloomberg Barclays High Yield Index, is an unmanaged index comprised of fixed rate, publicly issued, non-investment grade debt registered with the Securities & Exchange Commission (SEC) where the middle rating of Moody’s, S&P and Fitch is BB and maturities range from 1 to 5 years. Unlike the Fund, the Bloomberg Barclays U.S. High Yield BB 1-5 Year Index is unmanaged, is not available for investment and does not incur expenses.

[34]

The Bloomberg Barclays 10-Year Municipal Bond Index is the 10 Year (8-12) component of the Municipal Bond Index. It is a rules based, market-value-weighted index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Bloomberg Barclays 10-Year Municipal Bond Index is unmanaged, is not available for investment and does not incur expenses.

[35]

The Bloomberg Barclays U.S. Municipal Bond BAA Index is a subset of the Bloomberg Barclays U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Bloomberg Barclays U.S. Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg Barclays U.S. Municipal Bond BAA Index is unmanaged, is not available for investment and does not incur expenses.

[36]

The MSCI All Country World Index (ACWI) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI All Country World Index (ACWI) is unmanaged, is not available for investment and does not incur expenses.

[37]

The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Unlike the Fund, the Bloomberg Barclays Global Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

Fund Performance Periods ended June 30, 2021 (continued)

[38] The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[39] The Russell 2500® Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance. Unlike the Fund, the Russell 2500® Index is unmanaged, is not available for investment and does not incur expenses.

[40] The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value

   Index is unmanaged, is not available for investment and does not incur expenses.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank PLC (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All MSCI data is provided “as is”. The products described here in are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described here in. Copying or redistributing the MSCI data is strictly prohibited. All holdings and sector/region allocations are subject to review and adjustment in accordance with the Fund’s investment strategy and may vary in the future, and should not be considered recommendations to buy or sell any security.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K ESG Bond Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Corporate Bonds and Notes	57.5

U.S. Government and Agency Obligations	34.7

Municipal Bonds	3.9

Foreign Government Obligations	1.6

Asset-Backed Securities	0.4

Short-Term Investments	2.8

Other Assets Less Liabilities	(0.9)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	35.4

Aaa/AAA	1.2

Aa/AA	7.4

A	5.4

Baa/BBB	23.6

Ba/BB	23.0

B	4.0

[1] Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

FHLMC, 3.000%, 04/01/51	2.7

FNMA, 3.500%, 08/01/49	2.5

FNMA, 2.000%, 04/01/51	2.4

U.S. Treasury Notes, 0.250%, 03/15/24	2.3

FHLMC, 2.000%, 03/01/36	2.2

FHLMC, 3.500%, 02/01/50	2.2

FNMA, 3.500%, 02/01/35	2.1

FHLMC, 4.500%, 12/01/48	2.0

U.S. Treasury Notes, 0.125%, 03/31/23	1.9

U.S. Treasury Bonds, 1.875%, 02/15/51	1.9

Top Ten as a Group	22.2

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Principal Amount	Value

Corporate Bonds and Notes - 57.5%

Financials - 13.4%

Aircastle, Ltd. (Bermuda) 5.250%, 08/11/25[1]	$2,582,000	$2,903,024

Ally Financial, Inc.
Series B, (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[2,3,4]	3,110,000	3,211,697
8.000%, 11/01/31	3,200,000	4,609,044

American Tower Corp. 4.400%, 02/15/26	2,300,000	2,597,726

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[2,4]	7,700,000	9,480,782

The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[2,3,4]	5,000,000	5,456,250

Boston Properties, LP 3.400%, 06/21/29	4,800,000	5,214,632

The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[2,3,4]	5,000,000	5,212,500

CIT Group, Inc. 6.125%, 03/09/28	3,875,000	4,728,275

Crown Castle International Corp. 4.000%, 03/01/27	2,300,000	2,574,888

Equinix, Inc. 1.000%, 09/15/25	5,200,000	5,163,377

GLP Capital LP/GLP Financing II, Inc. 4.000%, 01/15/31	1,800,000	1,939,464

The Goldman Sachs Group, Inc. 6.750%, 10/01/37	2,300,000	3,349,311

Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29	5,200,000	5,455,535

Iron Mountain, Inc. 4.500%, 02/15/31[1]	4,000,000	4,050,000

JPMorgan Chase & Co. 4.125%, 12/15/26	2,800,000	3,169,274
Series U, (6.125% to 04/30/24 then 3 month LIBOR + 3.330%), 6.125%, 04/30/24[2,3,4]	4,900,000	5,310,375

Marsh & McLennan Cos., Inc. 5.875%, 08/01/33	1,900,000	2,570,703

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[2,3,4]	5,000,000	5,242,800

Morgan Stanley 3.950%, 04/23/27	2,300,000	2,571,554

Nationwide Mutual Insurance Co. 4.350%, 04/30/50[1]	2,400,000	2,691,533

	Principal Amount	Value

OneMain Finance Corp. 8.250%, 10/01/23	$3,600,000	$4,050,000

Owl Rock Capital Corp. 4.250%, 01/15/26	2,400,000	2,593,848

Prudential Financial, Inc. 3.700%, 03/13/51	2,400,000	2,738,579

SBA Communications Corp. 3.875%, 02/15/27	4,000,000	4,107,620

SLM Corp. 4.200%, 10/29/25	1,900,000	2,044,875

Sprint Capital Corp. 6.875%, 11/15/28	3,300,000	4,232,250

Starwood Property Trust, Inc. 4.750%, 03/15/25	1,800,000	1,872,000

Truist Financial Corp.
Series P, (4.950% to 12/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.605%), 4.950%, 09/01/25[2,3,4]	5,000,000	5,492,500

VICI Properties LP/VICI Note Co., Inc. 3.500%, 02/15/25[1,5]	4,000,000	4,078,960

Visa, Inc. 4.150%, 12/14/35	2,200,000	2,708,668

Weyerhaeuser Co. 6.875%, 12/15/33	3,100,000	4,288,285

Total Financials		125,710,329

Industrials - 42.4%

ACCO Brands Corp. 4.250%, 03/15/29[1]	4,225,000	4,181,483

Adient Global Holdings, Ltd. (Jersey) 4.875%, 08/15/26[1,5]	4,000,000	4,116,920

Advocate Health & Hospitals Corp. 4.272%, 08/15/48	2,200,000	2,769,216

AECOM 5.125%, 03/15/27	2,100,000	2,338,875

Air Products and Chemicals, Inc. 2.700%, 05/15/40	2,700,000	2,740,850

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[1]	4,000,000	4,165,180

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	2,300,000	2,751,986

Aramark Services, Inc. 5.000%, 02/01/28[1]	3,750,000	3,918,750

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250%, 09/01/28[1]	4,800,000	4,786,096

AT&T, Inc. 4.300%, 02/15/30	2,300,000	2,662,546

Ball Corp. 2.875%, 08/15/30	4,200,000	4,122,804

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 42.4% (continued)

Berry Global, Inc. 1.650%, 01/15/27[1]	$4,675,000	$4,634,515

Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	3,494,000	3,860,223

Caesars Entertainment, Inc. 6.250%, 07/01/25[1]	3,800,000	4,029,748

Campbell Soup Co. 2.375%, 04/24/30	2,600,000	2,619,392

CDK Global, Inc. 4.875%, 06/01/27	3,800,000	4,018,500

CDW LLC/CDW Finance Corp. 3.250%, 02/15/29	4,000,000	4,050,000

Centene Corp. 3.375%, 02/15/30	4,000,000	4,180,000

Central Garden & Pet Co. 4.125%, 10/15/30	1,800,000	1,838,250

Cisco Systems, Inc. 5.500%, 01/15/40	1,900,000	2,678,256

Cleveland-Cliffs, Inc. 4.875%, 03/01/31[1,5]	4,090,000	4,294,500

The Coca-Cola Co. 2.500%, 06/01/40	2,700,000	2,677,083

Cogent Communications Group, Inc. 3.500%, 05/01/26[1]	4,565,000	4,667,713

Comcast Corp. 4.150%, 10/15/28	2,200,000	2,550,615

CommonSpirit Health 3.347%, 10/01/29	2,400,000	2,601,674

Corning, Inc. 6.850%, 03/01/29	2,000,000	2,620,237

Crown Americas LLC/Crown Americas Capital Corp. V 4.250%, 09/30/26	3,800,000	4,075,500

CVS Health Corp. 5.125%, 07/20/45	2,100,000	2,734,222

Dana, Inc. 4.250%, 09/01/30	1,000,000	1,028,750
5.375%, 11/15/27[5]	3,800,000	4,047,000

Dell International LLC/EMC Corp. 8.100%, 07/15/36	1,800,000	2,754,856

Dell, Inc. 7.100%, 04/15/28[5]	3,200,000	4,113,152

Delta Air Lines, Inc. 7.375%, 01/15/26	3,500,000	4,108,195

Discovery Communications LLC 3.950%, 03/20/28	2,297,000	2,556,738

Elanco Animal Health, Inc. 5.900%, 08/28/28[5,6]	3,500,000	4,095,945

Encompass Health Corp. 4.750%, 02/01/30	4,000,000	4,250,000

	Principal Amount	Value

FedEx Corp. 3.100%, 08/05/29	$2,400,000	$2,604,162

Fiserv, Inc. 4.200%, 10/01/28	2,300,000	2,646,131

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[1]	3,800,000	4,132,500

The Ford Foundation Series 2020, 2.415%, 06/01/50	3,000,000	2,886,257

Freeport-McMoRan, Inc. 5.400%, 11/14/34	3,400,000	4,106,520

G-III Apparel Group, Ltd. 7.875%, 08/15/25[1]	3,540,000	3,832,227

GLP Capital LP/GLP Financing II Inc. 5.750%, 06/01/28	1,600,000	1,903,774

The Goodyear Tire & Rubber Co. 9.500%, 05/31/25	3,500,000	3,916,605

Graphic Packaging International LLC 3.500%, 03/01/29[1]	4,000,000	3,962,800

Hanesbrands, Inc. 4.875%, 05/15/26[1]	3,800,000	4,104,000

Hasbro, Inc. 3.900%, 11/19/29[5]	4,400,000	4,896,925

HB Fuller Co. 4.250%, 10/15/28	4,000,000	4,130,000

HCA, Inc. 3.500%, 09/01/30[5]	3,700,000	3,941,869

Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	3,900,000	4,163,250

The Home Depot, Inc. 5.875%, 12/16/36	1,800,000	2,575,372

Howmet Aerospace, Inc. 6.875%, 05/01/25	3,500,000	4,073,930

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[1]	4,000,000	4,015,000

Johnson Controls International plc/Tyco Fire & Security Finance SCA (Ireland) 1.750%, 09/15/30	5,300,000	5,109,776

Kaiser Foundation Hospitals 3.150%, 05/01/27	4,600,000	5,030,424

KLA Corp. 5.650%, 11/01/34	2,600,000	3,320,045

Klabin Finance, S.A. (Luxembourg) 4.875%, 09/19/27[1]	3,700,000	4,088,500

Kraft Heinz Foods Co. 4.250%, 03/01/31	3,700,000	4,207,632

L Brands, Inc. 6.694%, 01/15/27	2,000,000	2,353,060

Lamar Media Corp. 4.875%, 01/15/29	3,800,000	4,009,000

Las Vegas Sands Corp. 3.900%, 08/08/29	2,291,000	2,441,260

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 42.4% (continued)

Lowe’s Cos., Inc. 4.000%, 04/15/25	$2,300,000	$2,545,703

Lumen Technologies Inc 5.625%, 04/01/25	2,000,000	2,165,000

Macy’s Retail Holdings, Inc. 4.500%, 12/15/34	4,300,000	4,052,750

Masco Corp. 2.000%, 10/01/30	3,500,000	3,414,152
6.500%, 08/15/32	254,000	338,257
7.750%, 08/01/29	499,000	684,616

McDonald’s Corp., MTN 3.700%, 01/30/26	2,300,000	2,556,850

MDC Holdings, Inc. 2.500%, 01/15/31	4,000,000	3,902,840

MercadoLibre, Inc. 2.375%, 01/14/26	4,000,000	4,026,040

Merck & Co., Inc. 2.350%, 06/24/40	2,800,000	2,707,773

Methanex Corp. (Canada) 5.125%, 10/15/27[5]	1,800,000	1,944,000

MGM Resorts International 5.750%, 06/15/25	3,700,000	4,080,175

Microsoft Corp. 2.525%, 06/01/50	2,800,000	2,753,396

Murphy Oil USA, Inc. 4.750%, 09/15/29	3,800,000	3,990,000

Netflix, Inc. 4.375%, 11/15/26[5]	3,500,000	3,980,270

Newell Brands, Inc. 4.700%, 04/01/26[6]	3,700,000	4,125,944

Nordstrom, Inc. 4.000%, 03/15/27[5]	4,000,000	4,152,509

Northrop Grumman Corp. 3.200%, 02/01/27	2,300,000	2,505,209

Owens Corning 7.000%, 12/01/36	1,900,000	2,761,331

Parker-Hannifin Corp. 3.250%, 06/14/29	2,300,000	2,518,776

Penn National Gaming, Inc. 5.625%, 01/15/27[1]	4,000,000	4,155,000

Penske Automotive Group, Inc. 3.750%, 06/15/29	4,717,000	4,746,441

PepsiCo, Inc. 3.000%, 10/15/27	2,300,000	2,525,568

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[1]	3,800,000	4,197,746

PTC, Inc. 3.625%, 02/15/25[1]	3,800,000	3,914,000

	Principal Amount	Value

PulteGroup, Inc. 6.000%, 02/15/35	$4,200,000	$5,512,206

Qwest Corp. 7.250%, 09/15/25	560,000	662,536

RELX Capital, Inc. 4.000%, 03/18/29	2,300,000	2,614,718

Royal Caribbean Cruises, Ltd. (Liberia) 5.500%, 04/01/28[1]	4,625,000	4,843,762

Sally Holdings LLC/Sally Capital, Inc. 8.750%, 04/30/25[1]	3,500,000	3,832,500

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[1]	3,200,000	3,119,507

Square, Inc. 2.750%, 06/01/26[1]	2,780,000	2,828,650

Starbucks Corp. 2.550%, 11/15/30	2,500,000	2,593,226

Steel Dynamics, Inc. 3.250%, 01/15/31	2,500,000	2,685,322

Sysco Corp. 2.400%, 02/15/30	5,000,000	5,082,196

Telecom Italia Capital, S.A. (Luxembourg) 6.375%, 11/15/33	3,400,000	4,054,500

Teleflex, Inc. 4.250%, 06/01/28[1]	4,000,000	4,170,000

Tenet Healthcare Corp. 4.875%, 01/01/26[1]	3,900,000	4,045,080

Toll Brothers Finance Corp. 3.800%, 11/01/29[5]	3,700,000	3,968,250

The Toro Co. 6.625%, 05/01/37	2,100,000	2,855,659

Travel + Leisure Co. 5.650%, 04/01/24[6]	3,800,000	4,140,024

TreeHouse Foods, Inc. 4.000%, 09/01/28	4,000,000	3,970,000

United Parcel Service, Inc. 6.200%, 01/15/38	1,800,000	2,661,665

United Rentals North America Inc. 3.875%, 02/15/31	4,000,000	4,070,000

Valvoline, Inc. 4.250%, 02/15/30[1]	4,100,000	4,233,168

VeriSign, Inc. 5.250%, 04/01/25	2,300,000	2,612,087

Verizon Communications, Inc. 3.875%, 02/08/29	4,500,000	5,118,343

VF Corp. 2.950%, 04/23/30	2,500,000	2,647,595

Videotron, Ltd. (Canada) 5.375%, 06/15/24[1]	3,700,000	4,051,500

Walmart, Inc. 4.050%, 06/29/48	2,200,000	2,770,792

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 42.4% (continued)

WESCO Distribution, Inc. 7.125%, 06/15/25[1]	$3,700,000	$3,998,590

Xylem, Inc. 2.250%, 01/30/31[5]	5,200,000	5,240,605

Yum! Brands, Inc. 3.625%, 03/15/31	4,100,000	4,079,500

Total Industrials		397,297,116

Utilities - 1.7%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[2,3,4]	5,000,000	5,312,500

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	5,300,000	4,915,205

Northern States Power Co. 2.900%, 03/01/50	5,300,000	5,410,990

Total Utilities		15,638,695

Total Corporate Bonds and Notes (Cost $517,656,313)		538,646,140

Asset-Backed Securities - 0.4%

FAN Engine Securitization, Ltd. (Ireland) Series 2013-1A, Class 1A 4.625%, 10/15/43[1,7]	7,736,016	3,829,328

Total Asset-Backed Securities (Cost $7,661,361)		3,829,328

Municipal Bonds - 3.9%

California State General Obligation, School Improvements 7.550%, 04/01/39	3,000,000	5,114,997

JobsOhio Beverage System, Series A 2.833%, 01/01/38	4,000,000	4,243,982

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	3,800,000	5,131,335

Massachusetts School Building Authority Series B, 1.753%, 08/15/30	5,000,000	4,999,391

Metropolitan Transportation Authority, Series C 5.175%, 11/15/49	3,550,000	4,792,379

New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	4,000,000	5,187,369

Port Authority of New York & New Jersey 6.040%, 12/01/29	2,250,000	2,955,274

University of California 1.697%, 05/15/29	4,500,000	4,514,635

Total Municipal Bonds (Cost $36,079,069)		36,939,362

	Principal Amount	Value

U.S. Government and Agency Obligations - 34.7%

Fannie Mae - 11.9%

FNMA 2.000%, 04/01/51	$21,765,482	$22,020,622
2.500%, 11/01/50	7,181,282	7,439,306
3.500%, 02/01/35 to 08/01/49	40,270,725	42,782,540
4.000%, 06/01/48 to 06/01/49	30,989,227	33,016,693
5.000%, 05/01/50	5,617,173	6,211,180

Total Fannie Mae		111,470,341

Freddie Mac - 9.1%

FHLMC 2.000%, 03/01/36	20,193,571	20,874,128
3.000%, 04/01/51	24,584,491	25,713,110
3.500%, 02/01/50	19,304,868	20,285,340
4.500%, 12/01/48	17,180,282	18,524,391

Total Freddie Mac		85,396,969

U.S. Treasury Obligations - 13.7%

U.S. Treasury Bonds 1.250%, 05/15/50	7,000,000	5,719,492
1.875%, 02/15/51	18,425,000	17,601,633
3.500%, 02/15/39	12,900,000	16,144,652
4.500%, 02/15/36	6,021,000	8,271,584

U.S. Treasury Notes 0.125%, 03/31/23 to 02/15/24	31,375,000	31,260,787
0.250%, 03/15/24	22,050,000	21,962,145
0.500%, 02/28/26	14,520,000	14,306,170
0.750%, 03/31/26	7,581,000	7,550,498
1.125%, 02/15/31	5,525,000	5,368,746

Total U.S. Treasury Obligations		128,185,707

Total U.S. Government and Agency Obligations (Cost $323,773,896)		325,053,017

Foreign Government Obligations - 1.6%

The Korea Development Bank (South Korea) 0.500%, 10/27/23	5,000,000	5,000,047

Province of Ontario Canada (Canada) 1.050%, 05/21/27	5,000,000	4,953,909

Province of Quebec Canada (Canada) 1.350%, 05/28/30[5]	5,200,000	5,090,644

Total Foreign Government Obligations (Cost $14,968,336)		15,044,600

Short-Term Investments - 2.8%

Joint Repurchase Agreements - 2.8%[8]

Bethesda Securities LLC, dated 06/30/21, due 07/01/21, 0.080% total to be received $1,424,335 (collateralized by various U.S. Government Agency Obligations, 1.500% - 6.500%, 01/01/25 - 04/01/51, totaling $1,452,819)	1,424,332	1,424,332

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Joint Repurchase Agreements - 2.8%[8] (continued)

Cantor Fitzgerald Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $6,280,009 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 9.000%, 07/25/21 - 05/20/71, totaling $6,405,600)	$6,280,000	$6,280,000

Citadel Securities LLC, dated 06/30/21, due 07/01/21, 0.090% total to be received $4,020,909 (collateralized by various U.S. Treasuries, 0.000% - 8.125%, 07/01/21 - 11/15/50, totaling $4,101,327)	4,020,899	4,020,899

JVB Financial Group LLC, dated 06/30/21, due 07/01/21, 0.090% total to be received $2,331,574 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.000%, 08/01/21 -06/01/51, totaling $2,378,199)	2,331,568	2,331,568

Mirae Asset Securities USA, Inc., dated 06/30/21, due 07/01/21, 0.060% total to be received $2,962,259 (collateralized by various U.S. Government Agency Obligations, 0.500% - 7.500%, 05/01/24 - 04/20/71, totaling $3,021,504)	2,962,254	2,962,254

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $2,882,534 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 - 04/15/62, totaling $2,940,181)	$2,882,530	$2,882,530

State of Wisconsin Investment Board, dated 06/30/21, due 07/01/21, 0.110% total to be received $4,620,749 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/23 - 02/15/48, totaling $4,713,653)	4,620,735	4,620,735

StoneX Financial, Inc., dated 06/30/21, due 07/01/21, 0.100% total to be received $1,919,582 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.320% - 9.000%, 12/01/21 - 05/20/71, totaling $1,957,968)	1,919,577	1,919,577

Total Joint Repurchase Agreements		26,441,895

Total Short-Term Investments (Cost $26,441,895)		26,441,895

Total Investments - 100.9% (Cost $926,580,870)		945,954,342

Other Assets, less Liabilities - (0.9)%		(8,749,244)

Net Assets - 100.0%		$937,205,098

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $127,872,280 or 13.6% of net assets.

[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.

[3]	Perpetuity Bond. The date shown represents the next call date.

[4]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]

Some of these securities, amounting to $27,730,546 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Security’s value was determined by using significant unobservable inputs.

[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT                      Constant Maturity Treasury

FHLMC                  Freddie Mac

FNMA                    Fannie Mae

LIBOR                   London Interbank Offered Rate

MTN                      Medium-Term Note

National Insured   National Public Finance Guarantee Corp.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	–	$538,646,140	–	$538,646,140

Asset-Backed Securities	–	–	$3,829,328	3,829,328

Municipal Bonds†	–	36,939,362	–	36,939,362

U.S. Government and Agency Obligations†	–	325,053,017	–	325,053,017

Foreign Government Obligations	–	15,044,600	–	15,044,600

Short-Term Investments

Joint Repurchase Agreements	–	26,441,895	–	26,441,895

Total Investments in Securities	–	$942,125,014	$3,829,328	$945,954,342

†

All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2021:

Asset-Backed Securities

Balance as of December 31, 2020	$5,105,499

Accrued discounts (premiums)	2,859

Realized gain (loss)	6,130

Change in unrealized appreciation/depreciation	(669,742)

Purchases	–

Sales	(615,418)

Transfers in to Level 3	–

Transfers out of Level 3	–

Balance as of June 30, 2021	$3,829,328

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2021	$(899,699)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of June 30, 2021. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of June 30, 2021	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)

Asset-Backed Securities	$3,829,328	Market Approach	Broker Quote	N/A	N/A	Increase

			Discount Rate	10%	N/A	Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

For the six months ended June 30, 2021, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/(loss) and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Interest rate futures contracts	Net realized gain on futures contracts	$267,476	Net change in unrealized appreciation/depreciation on futures contracts	–

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Corporate Bonds and Notes	49.4

U.S. Government and Agency Obligations	36.4

Municipal Bonds	7.9

Foreign Government Obligations	0.6

Short-Term Investments	3.0

Other Assets Less Liabilities	2.7

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	38.6

Aaa/AAA	2.7

Aa/AA	9.2

A	5.6

Baa/BBB	27.6

Ba/BB	14.8

B	1.5

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

FNMA, 4.000%, 10/01/43	2.7

FHLMC, 3.000%, 03/01/51	2.1

FNMA, 4.500%, 04/01/41	2.0

FNMA, 2.000%, 08/01/50	1.9

U.S. Treasury Bonds, 1.875%, 02/15/51	1.8

California State General Obligation, School Improvements, 7.550%, 04/01/39	1.8

U.S. Treasury Notes, 1.625%, 02/15/26	1.4

FNMA, 5.000%, 07/01/47	1.4

FNMA, 4.500%, 08/01/50	1.3

County of Miami-Dade FL Aviation Revenue, Series C, Revenue, 4.280%, 10/01/41	1.3

Top Ten as a Group	17.7

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Principal Amount	Value

Corporate Bonds and Notes - 49.4%

Financials - 13.3%

Aircastle, Ltd. (Bermuda) 5.000%, 04/01/23	$501,000	$536,131

Ally Financial, Inc. 8.000%, 11/01/31	383,000	552,118

Bank of America Corp. MTN, 4.330%, 03/15/50[1]	435,000	536,879

The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	219,000	239,531

Boston Properties, LP 3.400%, 06/21/29	507,000	551,651

The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3]	519,000	542,355

CIT Group, Inc. 6.125%, 03/09/28	441,000	539,658

Crown Castle International Corp. 4.300%, 02/15/29	365,000	420,638

The Goldman Sachs Group, Inc.
Series S, (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[1,2,3]	343,000	355,863

Host Hotels & Resorts LP Series I, 3.500%, 09/15/30	521,000	547,889

Iron Mountain, Inc. 4.500%, 02/15/31[4]	270,000	273,713

JPMorgan Chase & Co.
(3.157% to 04/22/41 then SOFRRATE + 1.460%), 3.157%, 04/22/42[1,2]	260,000	271,318

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3,5]	508,000	533,938

Starwood Property Trust, Inc. 5.500%, 11/01/23[4]	238,000	249,603

The Toronto-Dominion Bank (Canada) (SOFRRATE + 0.355%), 0.398%, 03/04/24[1]	536,000	536,686

Visa, Inc. 4.300%, 12/14/45	433,000	557,072
Total Financials		7,245,043

Industrials - 34.5%

AECOM 5.125%, 03/15/27	235,000	262,025

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[4]	230,000	240,220

Aramark Services, Inc. 5.000%, 02/01/28[4]	250,000	261,563

	Principal Amount	Value

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250%, 09/01/28[4]	$400,000	$400,241

AT&T, Inc. (3 month LIBOR + 1.180%), 1.299%, 06/12/24[1]	459,000	470,921

Berry Global, Inc. 5.625%, 07/15/27[4]	252,000	266,828

Block Financial LLC 3.875%, 08/15/30	124,000	134,310

Broadcom, Inc. 1.950%, 02/15/28[4]	543,000	544,004

Centene Corp. 2.500%, 03/01/31	275,000	271,563

Central Garden & Pet Co. 4.125%, 10/15/30	130,000	133,231

Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	472,000	535,220

Cleveland-Cliffs, Inc. 4.875%, 03/01/31[4,5]	235,000	247,053

The Coca-Cola Co. 2.500%, 06/01/40	140,000	139,102

Cogent Communications Group, Inc. 3.500%, 05/01/26[4]	235,000	240,581

Comcast Corp. 4.150%, 10/15/28	457,000	530,190

CommonSpirit Health 3.347%, 10/01/29	501,000	543,655

CVS Health Corp. 5.125%, 07/20/45	432,000	563,394

Dana, Inc.
5.375%, 11/15/27	5,000	5,332
5.625%, 06/15/28	487,000	528,005

Dell, Inc. 7.100%, 04/15/28[5]	206,000	265,647
Discovery Communications LLC 3.950%, 03/20/28	245,000	272,995

Elanco Animal Health, Inc. 5.900%, 08/28/28[6]	343,000	402,593

Fiserv, Inc. 4.200%, 10/01/28	470,000	541,113

The Ford Foundation Series 2020, 2.415%, 06/01/50	523,000	504,987

G-III Apparel Group, Ltd. 7.875%, 08/15/25[4]	220,000	238,843

GLP Capital LP/GLP Financing II Inc. 5.750%, 06/01/28	115,000	136,994

HCA, Inc. 5.375%, 02/01/25	481,000	543,169

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 34.5% (continued)

Howmet Aerospace, Inc. 6.875%, 05/01/25	$343,000	$399,698

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[4]	135,000	135,675

Kraft Heinz Foods Co. 4.250%, 03/01/31	488,000	555,488

Las Vegas Sands Corp. 3.900%, 08/08/29	515,000	549,188

Lowe’s Cos., Inc. 4.000%, 04/15/25	483,000	534,995

Lumen Technologies Inc 5.625%, 04/01/25	246,000	266,855

MDC Holdings, Inc. 2.500%, 01/15/31	554,000	541,291

MGM Resorts International 5.750%, 06/15/25	365,000	402,960

Microsoft Corp. 2.525%, 06/01/50	348,000	342,999

Murphy Oil USA, Inc. 5.625%, 05/01/27	257,000	271,999

Newell Brands, Inc. 4.700%, 04/01/26[6]	356,000	397,428

Nordstrom, Inc. 4.375%, 04/01/30[5]	526,000	549,484

Penn National Gaming, Inc. 5.625%, 01/15/27[4]	125,000	130,000

Penske Automotive Group, Inc. 3.750%, 06/15/29	268,000	270,008

PulteGroup, Inc.
5.000%, 01/15/27[5]	377,000	441,111
5.500%, 03/01/26	85,000	99,480

RELX Capital, Inc.
3.000%, 05/22/30	18,000	19,267
4.000%, 03/18/29	390,000	444,075

Royal Caribbean Cruises, Ltd. (Liberia) 7.500%, 10/15/27	228,000	264,937

Sprint Corp. 7.125%, 06/15/24	345,000	398,475

Square, Inc. 2.750%, 06/01/26[4,5]	160,000	163,000

Sysco Corp. 2.400%, 02/15/30	538,000	548,222

Travel + Leisure Co. 5.650%, 04/01/24[6]	492,000	537,690

United Rentals North America Inc. 3.875%, 02/15/31	265,000	269,969

Verizon Communications, Inc. 3.875%, 02/08/29	482,000	548,679

	Principal Amount	Value

Xylem, Inc. 2.250%, 01/30/31	$545,000	$550,246

Total Industrials		18,856,998

Utilities - 1.6%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	456,000	485,640

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	418,000	388,686

Total Utilities		874,326

Total Corporate Bonds and Notes
(Cost $26,077,318)		26,976,367

Municipal Bonds - 7.9%

California State General Obligation, School Improvements 7.550%, 04/01/39	570,000	972,994

County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	625,000	696,364

JobsOhio Beverage System Series B, 4.532%, 01/01/35	30,000	37,344

JobsOhio Beverage System, Series B 3.985%, 01/01/29	325,000	370,148

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	505,000	682,534

Massachusetts School Building Authority Series B, 1.753%, 08/15/30	518,000	518,335

Metropolitan Transportation Authority 6.687%, 11/15/40	5,000	7,272

Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	390,000	569,443

University of California, University & College Improvements Series BD, 3.349%, 07/01/29	380,000	428,674

Total Municipal Bonds
(Cost $3,967,092)		4,283,108

U.S. Government and Agency Obligations -36.4%

Fannie Mae - 21.3%

FNMA
2.000%, 08/01/50 to 09/01/50	1,142,686	1,156,865
2.500%, 07/01/33 to 05/01/50	665,770	696,935
3.000%, 08/01/50	263,542	278,886
3.500%, 02/01/33 to 07/01/50	3,023,043	3,264,219
4.000%, 12/01/33 to 03/01/50	2,487,426	2,714,959
4.500%, 01/01/40 to 08/01/50	2,021,063	2,233,263
5.000%, 07/01/47 to 08/01/50	1,162,067	1,308,915

Total Fannie Mae		11,654,042

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 8.9%

FHLMC
2.000%, 08/01/50	$185,977	$188,501
2.500%, 10/01/34 to 08/01/50	1,064,673	1,114,138
3.000%, 03/01/50 to 03/01/51	1,543,357	1,630,910
4.000%, 07/01/48 to 09/01/50	658,530	714,694

FHLMC Gold Pool 3.500%, 02/01/30 to 04/01/46	1,097,389	1,188,549

Total Freddie Mac		4,836,792

U.S. Treasury Obligations - 6.2%

U.S. Treasury Bonds
1.875%, 02/15/51	1,043,000	996,717
2.875%, 05/15/28	410,000	455,853
6.750%, 08/15/26	411,000	531,940
4.500%, 02/15/36	436,000	599,108

U.S. Treasury Notes 1.625%, 02/15/26	763,000	791,374

Total U.S. Treasury Obligations		3,374,992

Total U.S. Government and Agency Obligations
(Cost $19,639,194)		19,865,826

Foreign Government Obligation - 0.6%

The Korea Development Bank (South Korea) 0.500%, 10/27/23 (Cost $345,324)	346,000	346,282

	Principal Amount	Value
Short-Term Investments - 3.0%

Joint Repurchase Agreements - 3.0%[7]

Daiwa Capital Markets America, dated 06/30/21, due 07/01/21, 0.050% total to be received $621,126 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 11/30/21 -07/01/51, totaling $633,547)	$621,125	$621,125

RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 -04/15/62, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,621,125

Total Short-Term Investments
(Cost $1,621,125)		1,621,125

Total Investments - 97.3%
(Cost $51,650,053)		53,092,708

Other Assets, less Liabilities - 2.7%		1,472,807

Net Assets - 100.0%		$54,565,515

[1]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.

[3]	Perpetuity Bond. The date shown represents the next call date.

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $3,391,324 or 6.2% of net assets.

[5]

Some of these securities, amounting to $2,100,622 or 3.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFRRATE	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	–	$26,976,367	–	$26,976,367

Municipal Bonds†	–	4,283,108	–	4,283,108

U.S. Government and Agency Obligations†	–	19,865,826	–	19,865,826

Foreign Government Obligation	–	346,282	–	346,282

Short-Term Investments

Joint Repurchase Agreements	–	1,621,125	–	1,621,125

Total Investments in Securities	–	$53,092,708	–	$53,092,708

†

All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN
Category	% of Net Assets

Corporate Bonds and Notes	96.5

Short-Term Investments[1]	12.9

Other Assets Less Liabilities[2]	(9.4)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

Rating	% of Market Value[1]

Baa/BBB	17.5

Ba/BB	66.7

B	15.8

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

General Electric Co., Series D, 3.449%, 09/15/21	2.4

Starwood Property Trust, Inc., 4.750%, 03/15/25	2.3

Ford Motor Co., 4.346%, 12/08/26	2.3

Hudbay Minerals, Inc., 4.500%, 04/01/26 (Canada)	2.3

Telecom Italia S.P.A., 5.303%, 05/30/24 (Italy)	2.2

Service Properties Trust, 7.500%, 09/15/25	2.0

Ovintiv Exploration Inc, 5.625%, 07/01/24	2.0

Apache Corp., 4.625%, 11/15/25	1.9

Occidental Petroleum Corp., 3.450%, 07/15/24	1.6

SLM Corp., 4.200%, 10/29/25	1.5

Top Ten as a Group	20.5

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K High Income Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Principal Amount	Value

Corporate Bonds and Notes - 96.5%

Financials - 14.6%

Ally Financial, Inc. Series B (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[1,2,3]	$190,000	$196,213

The Charles Schwab Corp. Series I (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3,4]	241,000	251,242

The Goldman Sachs Group, Inc. Series S (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[1,2,3]	143,000	148,005

MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3,4]	189,000	198,178

Morgan Stanley Series M (5.875% to 09/15/26 then 3 month LIBOR + 4.435%), 5.875%, 09/15/26[1,2,3,4]	210,000	240,713

Navient Corp. 6.125%, 03/25/24	193,000	208,297

SBA Communications Corp. 3.875%, 02/15/27	180,000	184,843

Service Properties Trust 7.500%, 09/15/25	360,000	407,727

SLM Corp. 4.200%, 10/29/25	286,000	307,807

Starwood Property Trust, Inc. 4.750%, 03/15/25	446,000	463,840

VICI Properties LP/VICI Note Co., Inc. 3.500%, 02/15/25[4,5]	120,000	122,369

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.500%, 03/01/25[5]	185,000	199,219

Total Financials		2,928,453

Industrials - 79.8%

Adient Global Holdings, Ltd. (Jersey) 4.875%, 08/15/26[4,5]	200,000	205,846

AECOM 5.125%, 03/15/27	184,000	204,930

Allegheny Technologies, Inc. 7.875%, 08/15/23[6]	228,000	249,945

American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[5]	235,000	248,806

	Principal Amount	Value

American Axle & Manufacturing, Inc. 6.250%, 04/01/25[4]	$178,000	$183,867
6.250%, 03/15/26[4]	164,000	169,141

Apache Corp. 4.625%, 11/15/25	351,000	379,080

Avient Corp. 5.750%, 05/15/25[5]	140,000	147,806

Ball Corp. 5.250%, 07/01/25	135,000	152,381

Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	185,000	196,185

CDW LLC/CDW Finance Corp. 5.500%, 12/01/24	225,000	250,511

Clearwater Paper Corp. 5.375%, 02/01/25[5]	255,000	271,575

Cleveland-Cliffs, Inc. 4.625%, 03/01/29[4,5]	200,000	210,454

Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	200,000	204,500

Continental Resources, Inc. 4.375%, 01/15/28[4]	138,000	152,261

Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	205,000	251,125

CSC Holdings LLC 5.250%, 06/01/24	167,000	181,187

DCP Midstream Operating LP 5.375%, 07/15/25	276,000	307,381

Delta Air Lines, Inc. 7.375%, 01/15/26[4]	251,000	294,616

DISH DBS Corp. 7.750%, 07/01/26	175,000	198,188

Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	220,000	232,358

Encompass Health Corp. 4.500%, 02/01/28	180,000	186,745

FMG Resources August 2006 Pty, Ltd. (Australia) 5.125%, 05/15/24[5]	135,000	147,049

Ford Motor Co. 4.346%, 12/08/26	429,000	459,566

Fortress Transportation and Infrastructure Investors LLC 6.500%, 10/01/25[5]	175,000	181,781

General Electric Co. Series D (3 month LIBOR + 3.330%), 3.449%, 09/15/21[2,3]	483,000	475,030

G-III Apparel Group, Ltd. 7.875%, 08/15/25[5]	180,000	194,859

The Goodyear Tire & Rubber Co. 4.875%, 03/15/27	275,000	291,409

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 79.8% (continued)

Hanesbrands, Inc. 4.875%, 05/15/26[5]	$170,000	$183,600

HCA, Inc. 5.375%, 02/01/25	87,000	98,136

Hexcel Corp. 4.950%, 08/15/25[6]	168,000	185,052

Howmet Aerospace, Inc. 6.875%, 05/01/25	212,000	246,764

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[5]	450,000	451,687

KB Home 6.875%, 06/15/27	165,000	196,350

L Brands, Inc. 9.375%, 07/01/25[5]	201,000	259,793

Lumen Technologies Inc 5.625%, 04/01/25	279,000	302,017

Macy’s Retail Holdings, LLC 3.625%, 06/01/24[4]	239,000	245,214

Mattel, Inc. 3.375%, 04/01/26[5]	240,000	249,000

Meritage Homes Corp. 6.000%, 06/01/25	163,000	185,820

Meritor, Inc. 6.250%, 06/01/25[4,5]	260,000	276,944

Methanex Corp. (Canada) 4.250%, 12/01/24	241,000	255,297

MGM China Holdings, Ltd. (Macau) 5.250%, 06/18/25[5]	215,000	223,331

MGM Resorts International 5.750%, 06/15/25	100,000	110,275

Newell Brands, Inc. 4.875%, 06/01/25	180,000	199,125

Nordstrom, Inc. 4.000%, 03/15/27[4]	282,000	292,752

NuStar Logistics LP 4.750%, 02/01/22	123,000	124,230
5.750%, 10/01/25	115,000	125,063

Occidental Petroleum Corp. 3.450%, 07/15/24	317,000	323,340
5.500%, 12/01/25[4]	35,000	38,646

Olin Corp. 9.500%, 06/01/25[5]	175,000	217,875

Ovintiv Exploration Inc 5.625%, 07/01/24	356,000	396,406

Owens-Brockway Glass Container, Inc. 6.375%, 08/15/25[5]	220,000	243,925

Penn National Gaming, Inc. 4.125%, 07/01/29[5]	200,000	199,000

	Principal Amount	Value

Penske Automotive Group, Inc. 3.500%, 09/01/25[4]	$192,000	$198,874

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	250,000	276,167

PTC, Inc. 3.625%, 02/15/25[5]	295,000	303,850

QVC, Inc. 4.450%, 02/15/25	234,000	249,910

Royal Caribbean Cruises, Ltd. (Liberia) 7.500%, 10/15/27[4]	116,000	134,560

Sally Holdings LLC/Sally Capital, Inc. 8.750%, 04/30/25[5]	130,000	142,350

Sealed Air Corp. 5.500%, 09/15/25[5]	200,000	222,750

Southwestern Energy Co. 6.450%, 01/23/25[1,6]	184,000	203,688

Sprint Corp. 7.125%, 06/15/24	169,000	194,984

Square, Inc. 2.750%, 06/01/26[4,5]	60,000	61,050

Telecom Italia S.P.A. (Italy) 5.303%, 05/30/24[5]	400,000	437,880

Tenet Healthcare Corp. 4.875%, 01/01/26[5]	190,000	197,068

Teva Pharmaceutical Finance Netherlands III (Netherlands) 2.800%, 07/21/23	200,000	199,298

TransDigm, Inc. 6.250%, 03/15/26[5]	190,000	200,450

Travel + Leisure Co. 5.650%, 04/01/24[6]	181,000	197,196

United Airlines Holdings, Inc. 5.000%, 02/01/24[4]	290,000	300,875

Western Midstream Operating LP 4.650%, 07/01/26	175,000	186,757

Total Industrials		15,965,931

Utilities - 2.1%

NRG Energy, Inc. 5.250%, 06/15/29[5]	185,000	196,794

SM Energy Co. 5.625%, 06/01/25	217,000	214,830

Total Utilities		411,624

Total Corporate Bonds and Notes
(Cost $19,044,514)		19,306,008

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 12.9%

Joint Repurchase Agreements - 12.9%[7]

Citigroup Global Markets, Inc., dated 06/30/21, due 07/01/21, 0.060% total to be received $570,985 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 07/01/21 - 01/15/59, totaling $582,404)	$570,984	$570,984

Daiwa Capital Markets America, dated 06/30/21, due 07/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 11/30/21 - 07/01/51, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 - 04/15/62, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		2,570,984

Total Short-Term Investments
(Cost $2,570,984)		2,570,984

Total Investments - 109.4%
(Cost $21,615,498)		21,876,992

Other Assets, less Liabilities - (9.4)%		(1,882,351)

Net Assets - 100.0%		$19,994,641

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Some of these securities, amounting to $2,980,290 or 14.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $6,673,963 or 33.4% of net assets.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	–	$19,306,008	–	$19,306,008

Short-Term Investments

Joint Repurchase Agreements	–	2,570,984	–	2,570,984

Total Investments in Securities	–	$21,876,992	–	$21,876,992

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Transportation	28.5

Utilities	24.9

General Obligation	21.0

Medical	7.8

Water	6.0

Education	5.5

Power	1.1

Tobacco Settlement	0.7

Industrial Development	0.7

Short-Term Investments	6.7

Other Assets Less Liabilities	(2.9)

Rating	% of Market Value[1]

Aaa/AAA	24.8

Aa/AA	48.6

A	20.8

Baa/BBB	5.8

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Wisconsin State Revenue, Department of Transportation, Series 2, 5.000%, 07/01/29	1.9

State of Maryland, Series B, 5.000%, 08/01/25	1.7

North Carolina State Limited Obligation, Series B, 5.000%, 05/01/28	1.4

Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.4

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B, 5.000%, 11/15/27	1.3

State of California, General Obligation, 5.000%, 11/01/30	1.2

State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.2

State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.1

State of New Jersey, 5.000%, 06/01/29	1.1

Michigan Finance Authority, Henry Ford Health System, 5.000%, 11/15/29	1.1

Top Ten as a Group	13.4

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Principal Amount	Value

Municipal Bonds - 96.2%

Alabama - 0.8%

Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$9,997,142

Arizona - 2.1%

Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	5,040,000	6,121,981

Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	10,000,000	11,497,519

Salt River Project Agricultural Improvement & Power District 5.000%, 01/01/27 [1]	3,000,000	3,676,050
5.000%, 01/01/28 [1]	2,625,000	3,303,505
5.000%, 01/01/29 [1]	2,500,000	3,215,164

Total Arizona		27,814,219

California - 12.9%

California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/27	950,000	1,173,958
5.000%, 02/01/30	1,630,000	1,999,808
5.000%, 02/01/31	900,000	1,103,181
5.000%, 02/01/32	1,855,000	2,272,053

California State Public Works Board 5.000%, 02/01/31 [1]	3,500,000	4,663,325

California State Public Works Board, Series A 5.000%, 02/01/30 [1]	3,500,000	4,575,987
5.000%, 02/01/32 [1]	3,500,000	4,750,492
5.000%, 08/01/33 [1]	5,000,000	6,507,543
5.000%, 08/01/34 [1]	2,750,000	3,569,076
5.000%, 08/01/35 [1]	2,500,000	3,239,523

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	10,515,000	13,875,448

Los Angeles County Metropolitan Transportation Authority, Series R 5.000%, 06/01/29	6,940,000	9,134,217
5.000%, 06/01/31	6,000,000	8,030,606
5.000%, 06/01/32	10,035,000	13,392,905

Los Angeles Unified School District, Series A 5.000%, 07/01/28	5,000,000	6,440,924

San Francisco City & County Airport Commission, San Francisco International Airport, Series A 5.000%, 05/01/34	5,010,000	6,346,525
5.000%, 05/01/35	5,800,000	7,336,501

San Francisco City & County Airport Comm-San Francisco International Airport, Series A 5.000%, 05/01/32	3,000,000	3,987,456

	Principal Amount	Value

State of California 5.000%, 08/01/29	$7,235,000	$8,842,205
5.000%, 09/01/29	5,075,000	6,217,794
5.000%, 11/01/30	11,575,000	15,598,235
5.000%, 09/01/31 [1]	8,000,000	10,892,420
5.000%, 04/01/32	5,000,000	6,964,942

State of California, Series C 5.000%, 09/01/26	7,740,000	9,196,541

University of California, Series S 5.000%, 05/15/36 [1]	3,000,000	3,960,134
5.000%, 05/15/37 [1]	3,000,000	3,948,325
5.000%, 05/15/38 [1]	3,000,000	3,938,616

Total California		171,958,740

Colorado - 1.3%

Colorado Health Facilities Authority, Series A 5.000%, 01/01/27	2,535,000	3,125,354
5.000%, 01/01/28	2,545,000	3,217,886
5.000%, 01/01/29	4,175,000	5,395,579
5.000%, 08/01/33	4,260,000	5,415,238

Total Colorado		17,154,057

Connecticut - 3.2%

State of Connecticut Special Tax Revenue 5.000%, 05/01/28	3,000,000	3,830,608

State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/30	10,180,000	12,726,616

State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	9,451,161

State of Connecticut Special Tax Revenue, Series C 5.000%, 01/01/28 [1]	1,000,000	1,240,292
5.000%, 01/01/29 [1]	1,000,000	1,266,817
5.000%, 01/01/30 [1]	1,000,000	1,290,298
5.000%, 01/01/31 [1]	1,000,000	1,315,332
5.000%, 01/01/32 [1]	1,000,000	1,336,405

State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	10,040,432

Total Connecticut		42,497,961

District of Columbia - 2.7%

District of Columbia, Series A 5.000%, 06/01/30	6,020,000	7,265,000

District of Columbia, Series B 5.000%, 10/01/28	7,100,000	9,171,412
5.000%, 06/01/31	10,080,000	12,798,870

Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	5,475,000	6,841,494

Total District of Columbia		36,076,776

Florida - 4.1%

Central Florida Expressway Authority 5.000%, 07/01/28	4,460,000	5,720,800

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Florida - 4.1% (continued)

Escambia County Health Facilities Authority 5.000%, 08/15/37	$6,000,000	$7,637,866

Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,625,033

Lee Memorial Health System, Series A 5.000%, 04/01/34	5,645,000	7,146,698

Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	5,484,515

Orange County Health Facilities Authority, Series G 5.000%, 10/01/26	3,000,000	3,663,741

State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,294,555

State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B 5.000%, 07/01/26	5,780,000	5,780,000

Total Florida		54,353,208

Georgia - 1.4%

Georgia State University & College Improvements, Series A 5.000%, 07/01/27	4,600,000	4,821,788

Private Colleges & Universities Authority, Series B 5.000%, 09/01/30	10,360,000	13,931,475

Total Georgia		18,753,263

Illinois - 7.3%

Chicago O’Hare International Airport, Series A 5.000%, 01/01/35	5,010,000	6,469,793

Chicago O’Hare International Airport, Series B 5.000%, 01/01/28	10,670,000	12,301,720

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/36	10,000,000	12,479,859
5.000%, 01/01/38	5,500,000	6,835,295

Illinois Finance Authority 5.000%, 01/01/29	2,310,000	3,006,696
5.000%, 07/01/29	8,755,000	11,519,944

Illinois Finance Authority, Series A 4.000%, 08/15/37	5,910,000	7,225,794

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	13,240,764

Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,735,000	11,583,879

Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,110,000	13,047,589

Total Illinois		97,711,333

	Principal Amount	Value

Indiana - 0.9%

Indiana Finance Authority, Series S 5.000%, 10/01/28 [1]	$1,000,000	$1,287,262
5.000%, 10/01/29 [1]	3,555,000	4,674,764

Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	6,304,747

Total Indiana		12,266,773

Iowa - 1.4%

Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	18,833,614

Kentucky - 0.5%

Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,505,000	6,626,178

Maryland - 5.2%

Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	8,446,365

State of Maryland, Department of Transportation 5.000%, 10/01/28	12,365,000	15,069,757
5.000%, 09/01/29	12,205,000	15,243,282

State of Maryland, Series B 5.000%, 08/01/25	19,135,000	22,715,354

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	7,808,902

Total Maryland		69,283,660

Massachusetts - 1.9%

Commonwealth of Massachusetts 5.000%, 07/01/29	6,010,000	7,908,037

Massachusetts Bay Transportation Authority 5.000%, 07/01/22	10,020,000	10,508,284

Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	6,080,000	7,377,103

Total Massachusetts		25,793,424

Michigan - 3.4%

Lansing Board of Water & Light, Series A 5.500%, 07/01/41	5,000,000	5,000,000

Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	11,450,000	13,990,859

Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,805,427

State of Michigan 5.000%, 03/15/27	10,000,000	12,443,325

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Michigan - 3.4% (continued)

Wayne County Airport Authority, Series A
5.000%, 12/01/37	$2,285,000	$3,067,151
5.000%, 12/01/38	1,405,000	1,881,216
5.000%, 12/01/39	1,800,000	2,403,759

Total Michigan		45,591,737

Minnesota - 0.3%

City of Minneapolis MN, Fairview Health Services, Series A
5.000%, 11/15/35	3,165,000	3,930,048

Mississippi - 0.8%

State of Mississippi, Series A 5.000%, 10/01/28	10,000,000	10,121,331

Missouri - 1.5%

University of Missouri, Series A 5.000%, 11/01/26	5,520,000	6,367,589

University of Missouri, Series B 5.000%, 11/01/30	10,010,000	13,510,372

Total Missouri		19,877,961

New Jersey - 4.9%

New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	5,070,226

New Jersey State Turnpike Authority Revenue, Series D 5.000%, 01/01/28	5,000,000	6,130,242

New Jersey Transportation Trust Fund Authority, Series S 5.000%, 06/15/30	6,255,000	8,115,756
5.000%, 06/15/31	7,615,000	10,067,399
5.000%, 06/15/32	5,750,000	7,565,568
5.000%, 06/15/33	6,000,000	7,867,016

State of New Jersey 5.000%, 06/01/25	4,335,000	5,089,066
5.000%, 06/01/29	11,500,000	14,901,463

Total New Jersey		64,806,736

New Mexico - 0.2%

New Mexico Finance Authority 5.000%, 06/01/22	2,845,000	2,972,062

New York - 13.3%

City of New York 5.000%, 08/01/34	3,250,000	4,270,312

City of New York, Series C 5.000%, 08/01/33	1,500,000	1,977,851

City of New York, Series L 5.000%, 04/01/33	6,500,000	8,687,705

Long Island Power Authority 5.000%, 09/01/35	5,030,000	6,432,374

	Principal Amount	Value

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	$14,225,000	$17,807,040

Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/24	4,950,000	5,256,867
5.000%, 11/15/27	5,000,000	5,294,065
5.000%, 11/15/28	4,760,000	5,589,535

Nassau County Interim Finance Authority, Series A 5.000%, 11/15/31	3,000,000	4,129,486

New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Sub-Series S-3A 5.000%, 07/15/31	5,080,000	6,475,160

New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 11/01/31	2,500,000	3,390,709
5.000%, 11/01/32	4,000,000	5,399,611

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E 5.000%, 02/01/37	7,000,000	9,246,674

New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	9,585,000	11,260,971

New York State Dormitory Authority, Series A 5.000%, 12/15/25	8,645,000	9,253,576
5.000%, 12/15/27	5,640,000	6,036,178
5.000%, 03/15/31	7,670,000	9,829,750
5.000%, 03/15/32	8,000,000	10,759,964

New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,355,000	5,516,113

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	9,932,162

New York Transportation Development Corp. 4.000%, 10/31/41	1,250,000	1,478,224
4.000%, 10/31/46	1,500,000	1,762,202
5.000%, 12/01/30	1,000,000	1,341,552
5.000%, 12/01/31	1,100,000	1,472,365
5.000%, 12/01/32	1,450,000	1,924,417
5.000%, 12/01/33	1,000,000	1,323,061

Port Authority of New York & New Jersey 5.000%, 07/15/31	10,000,000	13,070,517
5.000%, 07/15/32	6,545,000	8,524,644

Total New York		177,443,085

North Carolina - 1.4%

North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,300,000	19,009,499

Ohio - 2.1%

Ohio State General Obligation, Series A 5.000%, 09/01/26	7,090,000	8,694,644

Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	6,217,214

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Ohio - 2.1% (continued)

State of Ohio, Series A 5.000%, 08/01/21	$12,545,000	$12,594,610

Total Ohio		27,506,468

Oregon - 1.7%

Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	11,665,924

Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	10,750,583

Total Oregon		22,416,507

Pennsylvania - 1.9%

Allegheny County Hospital Development Authority, University Pittsburgh Medical Center 5.000%, 07/15/31	5,530,000	7,152,488

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	9,793,984

Lancaster County Hospital Authority, University of Pennsylvania Health Revenue 5.000%, 08/15/26	6,970,000	8,516,336

Total Pennsylvania		25,462,808

Texas - 9.5%

Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	11,175,000	12,559,870

Central Texas Turnpike System, Series A 5.000%, 08/15/39	8,000,000	10,348,504

City of Corpus Christi TX Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	3,964,251

City of Houston TX Airport System Revenue, Series A 4.000%, 07/01/35	1,100,000	1,336,531
4.000%, 07/01/36	1,100,000	1,332,648
5.000%, 07/01/34	2,835,000	3,750,427

City of San Antonio TX Electric & Gas Systems Revenue, Series A 5.000%, 02/01/37	3,010,000	3,972,909
5.000%, 02/01/38	2,985,000	3,930,727

City of San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/26	9,350,000	11,237,943

Dallas Area Rapid Transit, Senior Lien 5.250%, 12/01/28	8,865,000	11,623,905

Dallas Fort Worth International Airport, Series A 5.000%, 11/01/29	3,535,000	4,664,378
5.000%, 11/01/30	2,000,000	2,688,850
5.000%, 11/01/31	3,265,000	4,365,405

Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	4,300,520

	Principal Amount	Value

North Texas Municipal Water District Water System Revenue, Refunding and Improvement 5.000%, 09/01/29	$7,350,000	$8,950,656

North Texas Tollway Authority, 2nd Tier, Series B 5.000%, 01/01/31	2,000,000	2,349,561
5.000%, 01/01/32	3,010,000	3,637,845

North Texas Tollway Authority, Series A 5.000%, 01/01/26	7,795,000	8,704,070

Texas Private Activity Bond Surface Transportation Corp. 4.000%, 12/31/37	5,000,000	5,885,892
4.000%, 12/31/38	3,735,000	4,387,306

Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	12,550,000	13,008,231

Total Texas		127,000,429

Utah - 2.0%

Salt Lake City Corp. Airport Revenue, Series A 5.000%, 07/01/29	3,450,000	4,319,860
5.000%, 07/01/30	6,585,000	8,201,861

State of Utah, Series B 5.000%, 07/01/22	7,515,000	7,882,766

Utah Transit Authority, Series A 5.000%, 06/15/27	5,020,000	5,902,920

Total Utah		26,307,407

Virginia - 0.8%

Virginia College Building Authority, Series A 5.000%, 09/01/21	8,220,000	8,284,045
5.000%, 09/01/21	1,780,000	1,794,261

Total Virginia		10,078,306

Washington - 3.0%

Port of Seattle 5.000%, 08/01/31	5,000,000	6,633,482

State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	8,847,030

State of Washington, Series R-2015C 5.000%, 07/01/28	10,280,000	11,898,586

University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	7,784,712

Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	4,107,719

Total Washington		39,271,529

West Virginia - 0.9%

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/35	3,745,000	4,624,029

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

West Virginia - 0.9% (continued)

West Virginia Parkways Authority 5.000%, 06/01/37	$1,750,000	$2,322,269
5.000%, 06/01/38	2,000,000	2,643,331
5.000%, 06/01/39	2,000,000	2,636,660

Total West Virginia		12,226,289

Wisconsin - 2.8%

State of Wisconsin 5.000%, 05/01/29	3,500,000	4,601,400
5.000%, 05/01/30	2,390,000	3,208,533
5.000%, 05/01/31	2,700,000	3,590,791

Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,405,000	25,496,921

Total Wisconsin		36,897,645

Total Municipal Bonds
(Cost $1,212,623,262)		1,280,040,195

Short-Term Investments - 6.7%

Municipal Bonds - 6.7%

California - 2.4%

City of Los Angeles 4.000%, 06/23/22	30,000,000	31,140,348

[1]	All or part of this security is a delayed delivery transaction. The market value for delayed delivery securities at June 30, 2021, amounted to $72,651,329, or 5.5% of net assets.

	Principal Amount	Value

Texas - 4.3%

State of Texas 4.000%, 08/26/21	$57,145,000	$57,488,996

Total Municipal Bonds
(Cost $88,612,991)		88,629,344

Total Short-Term Investments
(Cost $88,612,991)		88,629,344

Total Investments - 102.9%
(Cost $1,301,236,253)		1,368,669,539

Other Assets, less Liabilities - (2.9)%		(38,390,598)

Net Assets - 100.0%		$1,330,278,941

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	–	$1,280,040,195	–	$1,280,040,195

Short-Term Investments

Municipal Bonds†	–	88,629,344	–	88,629,344

Total Investments in Securities	–	$1,368,669,539	–	$1,368,669,539

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Transportation	31.1

Medical	26.1

Utilities	12.9

General Obligation	11.5

Tobacco Settlement	4.1

Education	3.3

Industrial Development	2.5

Housing	2.4

Water	1.8

Other Assets	4.3

Rating	% of Market Value[1]

Aaa/AAA	1.6

Aa/AA	21.9

A	33.4

Baa/BBB	42.4

Ba/BB	0.7

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.0

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation, 5.000%, 01/01/43	2.6

Colorado Health Facilities Authority, Series A, 5.000%, 08/01/44	2.4

Central Plains Energy Project Project #3, Series A, 5.000%, 09/01/42	2.2

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/48	2.2

Central Texas Regional Mobility Authority, Series B, 5.000%, 01/01/45	2.1

New York Transportation Development Corp., Laguardia Airport Terminal B, 5.000%, 07/01/46	2.0

City of Minneapolis MN, Fairview Health Services, Series A, Revenue, 5.000%, 11/15/49	1.9

Escambia County Health Facilities Authority, 4.000%, 08/15/50	1.8

New Orleans Aviation Board, General Airport North Terminal, Series B, Revenue, 5.000%, 01/01/48	1.8

Top Ten as a Group	22.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Principal Amount	Value

Municipal Bonds - 95.7%

Arizona - 0.6%

Arizona Industrial Development Authority 4.000%, 02/01/50	$2,000,000	$2,321,139

California - 6.0%

California Health Facilities Financing Authority 4.000%, 04/01/49	1,000,000	1,172,490

California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/42	2,375,000	2,867,062

California Municipal Finance Authority, Series I 5.000%, 05/15/43	3,000,000	3,618,336
5.000%, 05/15/48	4,600,000	5,516,706

California State Public Works Board, Series B 4.000%, 05/01/46	2,500,000	3,008,975

State of California 5.000%, 03/01/36	5,000,000	6,519,899

Total California		22,703,468

Colorado - 4.2%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	7,215,000	8,970,423

Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	4,360,000	6,832,137

Total Colorado		15,802,560

Connecticut - 4.7%

State of Connecticut Special Tax Revenue 4.000%, 05/01/39	1,000,000	1,197,126
5.000%, 05/01/40	1,000,000	1,294,272

State of Connecticut Special Tax Revenue, Series A 5.000%, 05/01/41	2,485,000	3,250,276

State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/38	5,165,000	6,342,385

State of Connecticut, Series E 5.000%, 09/15/35	2,435,000	3,063,128
5.000%, 09/15/37	2,200,000	2,756,690

Total Connecticut		17,903,877

Florida - 7.8%

City of Tampa, Series H 4.000%, 07/01/45	2,775,000	3,230,812
5.000%, 07/01/50	2,250,000	2,820,582

County of Miami-Dade FL Water & Sewer System Revenue 4.000%, 10/01/46	4,000,000	4,800,076

Escambia County Health Facilities Authority 4.000%, 08/15/50	6,050,000	6,968,458

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	5,000,000	5,883,208

	Principal Amount	Value

Miami Beach Health Facilities Authority Mt. Sinai Medical Center 5.000%, 11/15/39	$5,220,000	$5,809,380

Total Florida		29,512,516

Illinois - 8.1%

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	6,750,000	8,264,665

Chicago O’Hare International Airport, Series A 4.000%, 01/01/37	2,000,000	2,371,704

Metropolitan Pier & Exposition Authority 5.000%, 06/15/50	5,000,000	6,258,102

State of Illinois 5.500%, 05/01/39	4,000,000	5,184,715
5.750%, 05/01/45	3,000,000	3,895,902

State of Illinois, Series A 4.000%, 03/01/40	1,500,000	1,765,199
5.000%, 03/01/46	2,225,000	2,798,036

Total Illinois		30,538,323

Louisiana - 3.4%

Louisiana Public Facilities Authority 4.000%, 05/15/49	5,000,000	5,807,000

New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	5,845,000	6,924,520

Total Louisiana		12,731,520

Maine - 1.1%

Maine Health & Higher Educational Facilities Authority, Series A 4.000%, 07/01/45	1,500,000	1,759,868
4.000%, 07/01/50	2,000,000	2,335,434

Total Maine		4,095,302

Massachusetts - 0.8%

Massachusetts Development Finance Agency 4.000%, 07/01/51	2,750,000	3,252,345

Minnesota - 3.2%

City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/49	5,910,000	7,144,154

Duluth Economic Development Authority, Essentia Health Obligated Group 5.000%, 02/15/48	4,050,000	4,878,113

Total Minnesota		12,022,267

Nebraska - 2.2%

Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	5,560,000	8,308,925

New Jersey - 9.6%

New Jersey Economic Development Authority 5.000%, 11/01/44	3,000,000	3,714,119

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 9.6% (continued)

New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	$2,865,000	$3,431,322

New Jersey Economic Development Authority, Series S 4.000%, 06/15/46	1,500,000	1,750,040
4.000%, 06/15/50	1,500,000	1,742,970

New Jersey Transportation Trust Fund Authority 4.000%, 06/15/45	2,000,000	2,335,582
4.000%, 06/15/50	2,000,000	2,323,960
5.000%, 06/15/45	1,000,000	1,261,483
5.000%, 06/15/50	2,000,000	2,510,506

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	2,250,000	2,761,119

New Jersey Turnpike Authority, Series A 4.000%, 01/01/42	2,000,000	2,404,670
4.000%, 01/01/51	2,280,000	2,707,936

Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/46	2,500,000	3,005,247
5.250%, 06/01/46	3,285,000	4,025,803

Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,050,000	2,437,910

Total New Jersey		36,412,667

New York - 16.6%

City of New York, Series A 5.000%, 08/01/45	4,405,000	5,533,527

City of New York, Series D 5.000%, 03/01/43	5,360,000	6,808,896

City of New York, Series F 5.000%, 03/01/42	4,000,000	5,185,943

Metropolitan Transportation Authority, Series C 4.750%, 11/15/45	3,175,000	3,910,908
5.000%, 11/15/50	2,335,000	2,914,579
5.250%, 11/15/55	3,020,000	3,860,177

Monroe County Industrial Development Corp., Series A 4.000%, 07/01/50	5,000,000	5,883,685

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E 4.000%, 02/01/46	5,000,000	5,935,965

New York State Thruway Authority, Series B 4.000%, 01/01/45	5,000,000	5,834,659

New York Transportation Development Corp. 4.000%, 12/01/39	1,825,000	2,203,258
4.000%, 12/01/40	2,020,000	2,432,476
4.000%, 04/30/53	4,000,000	4,675,187

New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	6,820,000	7,667,097

Total New York		62,846,357

	Principal Amount	Value

Oklahoma - 3.8%

Norman Regional Hospital Authority 5.000%, 09/01/45	$4,335,000	$5,370,212

Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B 5.250%, 08/15/48	2,975,000	3,638,209
5.500%, 08/15/52	4,500,000	5,564,679

Total Oklahoma		14,573,100

Pennsylvania - 1.1%

Geisinger Authority, Series G 4.000%, 04/01/50	3,510,000	4,092,809

Rhode Island - 1.6%

Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/35	2,000,000	2,279,004
5.000%, 06/01/40	3,285,000	3,703,458
Total Rhode Island		5,982,462

South Carolina - 1.1%

South Carolina Jobs-Economic Development Authority, Series I 5.000%, 12/01/46	3,325,000	4,248,601

Texas - 12.5%

Central Texas Regional Mobility Authority 5.000%, 01/01/46	1,500,000	1,739,691

Central Texas Regional Mobility Authority, Series B 4.000%, 01/01/51	2,000,000	2,344,947
5.000%, 01/01/45	6,405,000	8,038,249
5.000%, 01/01/46	2,050,000	2,624,878

Central Texas Turnpike System, Series C 5.000%, 08/15/42	2,065,000	2,295,420

City of Houston TX Airport System Revenue, Series A 4.000%, 07/01/46	1,500,000	1,769,441

City of San Antonio TX Electric & Gas Systems Revenue, Series A 5.000%, 02/01/46	1,600,000	2,068,588

Texas Private Activity Bond Surface

Transportation Corp. 5.000%, 06/30/58	9,180,000	11,331,010

Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport 5.000%, 12/31/40	3,955,000	4,501,384
5.000%, 12/31/45	3,880,000	4,389,596

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	5,500,000	6,445,931

Total Texas		47,549,135

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Virginia - 1.8%

Virginia Small Business Financing Authority, Transform 66 P3 Project 5.000%, 12/31/49	$2,500,000	$3,015,127
5.000%, 12/31/52	3,170,000	3,805,780

Total Virginia		6,820,907

Washington - 2.2%

Port of Seattle 5.000%, 08/01/46	3,000,000	3,843,807

Washington Health Care Facilities Authority 4.000%, 09/01/45	1,000,000	1,189,123
5.000%, 09/01/45	2,465,000	3,175,124
Total Washington		8,208,054

West Virginia - 3.3%

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/43	8,000,000	9,719,092

	Principal Amount	Value

West Virginia Parkways Authority 5.000%, 06/01/47	$2,080,000	$2,695,300

Total West Virginia		12,414,392

Total Municipal Bonds (Cost $331,275,855)		362,340,726

Total Investments - 95.7% (Cost $331,275,855)		362,340,726

Other Assets, less Liabilities - 4.3%		16,380,915

Net Assets - 100.0%		$378,721,641

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$362,340,726	—	$362,340,726

Total Investments in Securities	—	$362,340,726	—	$362,340,726

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	20.7

Consumer Discretionary	19.5

Industrials	16.8

Financials	11.1

Health Care	8.8

Communication Services	6.9

U.S. Government and Agency Obligations	6.5

Foreign Government Obligations	2.9

Utilities	2.2

Real Estate	2.1

Municipal Bonds	1.2

Supranational Banks	0.5

Short-Term Investments	0.8

Other Assets Less Liabilities	0.0	[1]

[1]	Less than 0.05%

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	28.7

Aaa/AAA	2.5

Aa/AA	17.6

A	4.5

Baa/BBB	20.4

Ba/BB	24.1

B	2.2

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	3.1

Moncler SpA (Italy)	3.0

Infineon Technologies AG (Germany)	2.8

PayPal Holdings, Inc.	2.8

Adyen, N.V. (Netherlands)	2.8

LVMH Moet Hennessy Louis Vuitton SE (France)	2.7

HDFC Bank, Ltd., ADR (India)	2.6

Alphabet, Inc., Class A	2.5

IDEXX Laboratories, Inc.	2.5

MakeMyTrip, Ltd. (India)	2.4

Top Ten as a Group	27.2

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 76.5%

Communication Services - 6.9%

Alphabet, Inc., Class A*	1,560	$3,809,193

Charter Communications, Inc., Class A*,1	5,096	3,676,509

Tencent Holdings, Ltd. (China)	38,700	2,913,820

Total Communication Services		10,399,522

Consumer Discretionary - 19.5%

Alibaba Group Holding, Ltd. (China)*	108,600	3,079,227

Amazon.com, Inc.*	856	2,944,777

Huazhu Group, Ltd., ADR (China)*	58,280	3,077,767

LVMH Moet Hennessy Louis Vuitton SE (France)	5,162	4,060,723

MakeMyTrip, Ltd. (India)*	122,781	3,689,569

Moncler SpA (Italy)	66,150	4,484,173

Sands China, Ltd. (Macau)*	737,200	3,102,993

TAL Education Group, ADR (China)*	57,260	1,444,670

Yum China Holdings, Inc. (China)*	52,600	3,429,376

Total Consumer Discretionary		29,313,275

Financials - 8.9%

AIA Group, Ltd. (Hong Kong)	256,800	3,185,753

The Charles Schwab Corp.	42,300	3,079,863

Goosehead Insurance, Inc., Class A1	24,695	3,143,673

HDFC Bank, Ltd., ADR (India)*	54,640	3,995,277

Total Financials		13,404,566

Health Care - 8.8%

IDEXX Laboratories, Inc.*	5,994	3,785,511

STERIS PLC	14,450	2,981,035

UnitedHealth Group, Inc.	8,740	3,499,845

Zoetis, Inc.	16,080	2,996,669

Total Health Care		13,263,060

Industrials - 7.9%

Casella Waste Systems, Inc., Class A*	44,710	2,835,955

HEICO Corp., Class A	25,560	3,174,041

MISUMI Group, Inc. (Japan)	90,500	3,062,679

Roper Technologies, Inc.	6,180	2,905,836

Total Industrials		11,978,511

Information Technology - 20.7%

Adyen, N.V. (Netherlands)*,2	1,698	4,164,058

ANSYS, Inc.*	7,850	2,724,421

Black Knight, Inc.*	29,400	2,292,612

Halma PLC (United Kingdom)	75,250	2,803,458

Infineon Technologies AG (Germany)	104,790	4,214,995

Mastercard, Inc., Class A	9,060	3,307,715

PayPal Holdings, Inc.*	14,460	4,214,801

	Shares	Value

ServiceNow, Inc.*	5,186	$2,849,966

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	38,530	4,629,765

Total Information Technology		31,201,791

Real Estate - 2.1%

American Tower Corp., REIT	11,470	3,098,506

Utilities - 1.7%

NextEra Energy, Inc.	35,580	2,607,302

Total Common Stocks
(Cost $75,866,997)		115,266,533

	Principal Amount

Corporate Bonds and Notes - 12.1%

Financials - 2.2%

Aircastle, Ltd. (Bermuda) 5.250%, 08/11/25[2]	$168,000	189,004

Ally Financial, Inc. 8.000%, 11/01/31	102,000	147,039

Bank of America Corp. MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[3,4]	283,000	349,280

Boston Properties, LP 3.400%, 06/21/29	155,000	168,651

CIT Group, Inc. 6.125%, 03/09/28	143,000	174,991

The Goldman Sachs Group, Inc.
Series S, (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[3,4,5]	501,000	519,788

Host Hotels & Resorts LP Series I, 3.500%, 09/15/30	154,000	161,948

Iron Mountain, Inc. 4.500%, 02/15/31[2]	176,000	178,420

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,3,4,5]	345,000	362,616

SBA Communications Corp. 3.875%, 02/15/27	152,000	156,465

Sprint Capital Corp. 6.875%, 11/15/28	115,000	147,631

Truist Financial Corp.
Series N, (4.800% to 09/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.003%), 4.800%, 09/01/24[3,4,5]	484,000	508,805

Visa, Inc. 4.150%, 12/14/35	183,000	225,687

Total Financials		3,290,325

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 8.9%

Adient Global Holdings, Ltd. (Jersey) 4.875%, 08/15/26[1,2]	$200,000	$206,096

AECOM 5.125%, 03/15/27	148,000	165,020

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	171,000	204,897

Apache Corp. 4.625%, 11/15/25	235,000	254,469

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250%, 09/01/28[2]	200,000	200,121

AT&T, Inc. 4.300%, 12/15/42	199,000	227,423

Ball Corp. 4.875%, 03/15/26	138,000	153,880

Berry Global, Inc. 1.500%, 01/15/27[2,6]	166,000	200,741
5.625%, 07/15/27[2]	170,000	180,003

CDW LLC/CDW Finance Corp. 4.250%, 04/01/28	160,000	168,482

Centene Corp. 3.375%, 02/15/30	174,000	182,066

Cisco Systems, Inc. 5.500%, 01/15/40	122,000	172,464

Cleveland-Cliffs, Inc. 4.875%, 03/01/31[1,2]	175,000	183,976

Cogent Communications Group, Inc. 3.500%, 05/01/26[2]	170,000	174,038

CommonSpirit Health 3.347%, 10/01/29	132,000	143,238

Crown Americas LLC/Crown

Americas Capital Corp. V 4.250%, 09/30/26	143,000	153,766

CSC Holdings LLC 5.250%, 06/01/24	171,000	185,740

CVS Health Corp. 5.125%, 07/20/45	162,000	211,273

Dell, Inc. 7.100%, 04/15/28[1]	139,000	179,247

Delta Air Lines, Inc. 3.800%, 04/19/23[1]	161,000	167,162

Elanco Animal Health, Inc. 5.900%, 08/28/28[7]	125,000	146,717

Embraer Netherlands Finance BV (Netherlands) 5.400%, 02/01/27	236,000	251,786

Ford Motor Co. 6.625%, 10/01/28	274,000	327,338

Freeport-McMoRan, Inc. 4.550%, 11/14/24	159,000	173,111

	Principal Amount	Value

General Electric Co.
Series D, (3 month LIBOR + 3.330%), 3.449%, 09/15/21[4,5]	$381,000	$375,190

General Motors Co. 6.125%, 10/01/25	186,000	220,396

Griffon Corp. 5.750%, 03/01/28	180,000	191,820

HB Fuller Co. 4.250%, 10/15/28	149,000	154,062

HCA, Inc. 3.500%, 09/01/30	171,000	182,285

Howmet Aerospace, Inc. 5.125%, 10/01/24	194,000	214,599

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[2]	175,000	175,875

Kaiser Aluminum Corp. 4.625%, 03/01/28[2]	165,000	170,679

Kraft Heinz Foods Co. 4.625%, 01/30/29	133,000	154,943

L Brands, Inc. 9.375%, 07/01/25[2]	174,000	225,362

Lamar Media Corp. 3.750%, 02/15/28	179,000	182,396

Las Vegas Sands Corp. 3.900%, 08/08/29	170,000	181,286

Lumen Technologies Inc 5.625%, 04/01/25	169,000	183,327

MDC Holdings, Inc. 2.500%, 01/15/31	250,000	244,265

MercadoLibre, Inc. 2.375%, 01/14/26	250,000	251,940

Meritor, Inc. 6.250%, 06/01/25[1,2]	175,000	186,635

MGM China Holdings, Ltd. (Macau) 5.250%, 06/18/25[2]	200,000	208,429

MGM Resorts International 5.750%, 06/15/25	145,000	160,080

Microsoft Corp. 2.525%, 06/01/50	190,000	187,270

Murphy Oil USA, Inc. 5.625%, 05/01/27	167,000	176,746

Nestle Holdings, Inc. 1.000%, 09/15/27[2]	275,000	268,821

Netflix, Inc. 3.000%, 06/15/25[2,6]	155,000	200,394

Newell Brands, Inc. 4.700%, 04/01/26[7]	135,000	150,710

NuStar Logistics LP 5.750%, 10/01/25	161,000	175,574

Occidental Petroleum Corp. 5.500%, 12/01/25	157,000	173,848

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 8.9% (continued)

Penske Automotive Group, Inc. 3.750%, 06/15/29	$172,000	$173,289

Pernod Ricard International Finance LLC 1.250%, 04/01/28[2]	400,000	384,252

PulteGroup, Inc. 5.500%, 03/01/26	121,000	141,613

Quebecor Media, Inc. (Canada) 5.750%, 01/15/23	162,000	173,572

Royal Caribbean Cruises, Ltd. (Liberia) 10.875%, 06/01/23[2]	130,000	148,207

Silgan Holdings, Inc. 4.125%, 02/01/28	157,000	163,137

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[2]	200,000	195,383

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30	332,000	325,519

Southwest Airlines Co. 5.250%, 05/04/25	191,000	218,113

Telecom Italia Capital, S.A. (Luxembourg) 6.375%, 11/15/33	157,000	187,808

Tencent Holdings, Ltd. (China) 2.880%, 04/22/31[2]	200,000	207,283

Teva Pharmaceutical Finance Netherlands III (Netherlands) 2.800%, 07/21/23	175,000	174,604

Travel + Leisure Co. 5.650%, 04/01/24[7]	145,000	158,465

TreeHouse Foods, Inc. 4.000%, 09/01/28	157,000	156,057

United Rentals North America Inc. 3.875%, 02/15/31	190,000	193,562

Verizon Communications, Inc. 3.875%, 02/08/29	191,000	217,422

Walmart, Inc. 4.050%, 06/29/48	176,000	222,019

Wynn Macau, Ltd. (Cayman Islands) 5.500%, 01/15/26[2]	200,000	209,893

Yum! Brands, Inc. 3.625%, 03/15/31	174,000	173,347

Total Industrials		13,433,531

Supranational Banks - 0.5%

Inter-American Development Bank 0.625%, 07/15/25[1]	663,000	660,507

Utilities - 0.5%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[3,4,5]	508,000	541,020

	Principal Amount	Value

Northern States Power Co. 2.900%, 03/01/50	$219,000	$224,695

Total Utilities		765,715

Total Corporate Bonds and Notes
(Cost $17,606,008)		18,150,078

Municipal Bonds - 1.2%

California State General Obligation, School Improvements 7.550%, 04/01/39	215,000	367,006

JobsOhio Beverage System Series B, 4.532%, 01/01/35	290,000	360,988

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	255,000	344,646

Metropolitan Transportation Authority 6.687%, 11/15/40	270,000	392,684

New Jersey Transportation Trust Fund Authority Series C, 5.754%, 12/15/28	295,000	351,996
Total Municipal Bonds
(Cost $1,706,391)		1,817,320

U.S. Government and Agency Obligations -6.5%

Fannie Mae - 3.5%

FNMA 2.000%, 02/01/36 to 05/01/36	484,215	501,250
2.500%, 01/01/35 to 02/01/35	260,391	273,309
3.500%, 01/01/48	162,583	176,233
4.000%, 12/01/21 to 09/01/49	1,496,781	1,630,469
4.500%, 02/01/49 to 08/01/50	1,462,298	1,601,929
5.000%, 08/01/49 to 08/01/50	900,078	1,003,614
5.500%, 02/01/37	7,236	8,402

Total Fannie Mae		5,195,206

Freddie Mac - 0.8%

FHLMC Gold Pool 3.500%, 05/01/44 to 01/01/46	1,097,590	1,189,843

U.S. Treasury Obligations - 2.2%

U.S. Treasury Bonds 1.875%, 02/15/51	763,000	729,142
3.000%, 11/15/44	138,000	162,613
3.500%, 02/15/39	688,000	861,263
4.500%, 02/15/36	638,000	876,677

U.S. Treasury Notes 1.500%, 02/15/30	741,000	748,989

Total U.S. Treasury Obligations		3,378,684

Total U.S. Government and Agency Obligations
(Cost $9,940,507)		9,763,733

Foreign Government Obligations - 2.9%

Abu Dhabi Government International Bond (United Arab Emirates) 2.500%, 04/16/25[2]	350,000	372,305

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Foreign Government Obligations - 2.9% (continued)

China Government Bond (China)
Series INBK 2.880%, 11/05/23[8]	6,210,000	$964,613
Series INBK 3.270%, 11/19/30[8]	6,300,000	988,181

Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	$400,000	380,618

Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	732,000	734,752

Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30	200,000	190,846

The Korea Development Bank (South Korea) 0.500%, 10/27/23	269,000	269,220

Philippine Government International Bond (Philippines) 1.648%, 06/10/31[1]	200,000	193,452

Province of Ontario Canada (Canada) 1.050%, 05/21/27	156,000	154,818

Province of Quebec Canada (Canada) 1.350%, 05/28/30[1]	173,000	169,728

Total Foreign Government Obligations
(Cost $4,411,877)		4,418,533

	Principal Amount	Value

Short-Term Investments - 0.8%

Joint Repurchase Agreements - 0.8%[9]

Deutsche Bank Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $202,439 (collateralized by various U.S. Government Agency Obligations, 1.500% -5.500%, 03/01/25 - 07/01/51, totaling $206,488)	$202,439	$202,439

RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 -04/15/62, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,202,439

Total Short-Term Investments (Cost $1,202,439)		1,202,439

Total Investments - 100.0% (Cost $110,734,219)		150,618,636

Other Assets, less Liabilities - 0.0%#		61,896

Net Assets - 100.0%		$150,680,532

*	Non-income producing security.
#	Less than 0.05%.
[1]

Some of these securities, amounting to $8,649,389 or 5.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $9,745,345 or 6.5% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
[4]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Principal amount stated in EURO dollars (EUR).
[7]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[8]	Principal amount stated in Chinese Yuan (CNY).
[9]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Information Technology	$20,019,280	$11,182,511	—	$31,201,791

Consumer Discretionary	11,156,783	18,156,492	—	29,313,275

Financials	10,218,813	3,185,753	—	13,404,566

Health Care	13,263,060	—	—	13,263,060

Industrials	8,915,832	3,062,679	—	11,978,511

Communication Services	7,485,702	2,913,820	—	10,399,522

Real Estate	3,098,506	—	—	3,098,506

Utilities	2,607,302	—	—	2,607,302

Corporate Bonds and Notes†	—	18,150,078	—	18,150,078

Municipal Bonds†	—	1,817,320	—	1,817,320

U.S. Government and Agency Obligations†	—	9,763,733	—	9,763,733

Foreign Government Obligations	—	4,418,533	—	4,418,533

Short-Term Investments

Joint Repurchase Agreements	—	1,202,439	—	1,202,439

Total Investments in Securities	$76,765,278	$73,853,358	—	$150,618,636

†

All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:

Country	% of Long-Term Investments

Belgium	0.1

Bermuda	0.1

Canada	0.5

Cayman Islands	0.1

China	10.8

Finland	0.3

France	2.7

Germany	2.8

Hong Kong	2.1

India	5.2

Italy	3.0

Japan	2.6

Jersey	0.1

Country	% of Long-Term Investments

Liberia	0.1

Luxembourg	0.1

Macau	2.2

Netherlands	3.1

Philippines	0.1

South Korea	0.3

Taiwan	3.1

United Arab Emirates	0.3

United Kingdom	2.1

United States	58.2

100.0

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Health Care	21.5

Consumer Discretionary	16.1

Information Technology	14.7

Financials	14.7

Industrials	12.7

Real Estate	5.7

Materials	5.2

Consumer Staples	2.9

Energy	2.2

Utilities	2.0

Other Assets Less Liabilities	2.3

TOP TEN HOLDINGS

Security Name	% of Net Assets

Endava PLC, ADR (United Kingdom)	2.2

Texas Roadhouse, Inc.	2.1

Skyline Champion Corp.	2.0

Avient Corp.	1.9

Syneos Health, Inc.	1.9

Medpace Holdings, Inc.	1.8

Brooks Automation, Inc.	1.7

MACOM Technology Solutions Holdings, Inc.	1.7

Globus Medical, Inc., Class A	1.7

Phreesia, Inc.	1.7

Top Ten as a Group	18.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 97.7%

Consumer Discretionary - 16.1%

Boot Barn Holdings, Inc.*	90,728	$7,625,688

Churchill Downs, Inc.	41,024	8,133,418

Chuy’s Holdings, Inc.*,1	104,785	3,904,289

Five Below, Inc.*	27,805	5,373,872

Grand Canyon Education, Inc.*	90,484	8,140,846

Helen of Troy, Ltd.*	24,022	5,479,899

Lithia Motors, Inc., Class A1	30,463	10,468,305

Ollie’s Bargain Outlet Holdings, Inc.*,1	79,097	6,654,431

Oxford Industries, Inc.	63,622	6,288,399

Patrick Industries, Inc.	126,565	9,239,245

Revolve Group, Inc.*	65,651	4,523,354

Skyline Champion Corp.*	254,518	13,565,809

Texas Roadhouse, Inc.	147,912	14,229,134

Wolverine World Wide, Inc.	178,865	6,017,019

Total Consumer Discretionary		109,643,708

Consumer Staples - 2.9%

Central Garden & Pet Co., Class A*	195,227	9,429,464

Performance Food Group Co.*	207,727	10,072,682

Total Consumer Staples		19,502,146

Energy - 2.2%

Magnolia Oil & Gas Corp., Class A*,1	598,212	9,350,053

Matador Resources Co.	159,600	5,747,196

Total Energy		15,097,249

Financials - 14.7%

Ameris Bancorp	213,169	10,792,747

AMERISAFE, Inc.	93,960	5,608,472

Cathay General Bancorp	207,370	8,162,083

Cohen & Steers, Inc.	102,154	8,385,822

Glacier Bancorp, Inc.	185,746	10,230,890

Horace Mann Educators Corp.	180,576	6,757,154

Houlihan Lokey, Inc.[1]	102,367	8,372,597

Meridian Bancorp, Inc.	204,913	4,192,520

OceanFirst Financial Corp.	315,379	6,572,498

Open Lending Corp.*	54,842	2,363,142

Pacific Premier Bancorp, Inc.	235,578	9,962,594

Seacoast Banking Corp. of Florida	292,941	10,003,935

Stifel Financial Corp.	139,361	9,038,954

Total Financials		100,443,408

Health Care - 21.5%

AtriCure, Inc.*,1	131,284	10,414,760

Castle Biosciences, Inc.*	45,990	3,372,447

	Shares	Value

Covetrus, Inc.*	293,549	$7,925,823

CryoLife, Inc.*,1	235,922	6,700,185

CryoPort, Inc.*,1	127,341	8,035,217

Emergent BioSolutions, Inc.*	78,722	4,958,699

Globus Medical, Inc., Class A*	150,634	11,678,654

Halozyme Therapeutics, Inc.*	176,260	8,003,966

HealthEquity, Inc.*,1	108,535	8,734,897

ICU Medical, Inc.*	18,711	3,850,724

Integra LifeSciences Holdings Corp.*	120,076	8,193,986

LHC Group, Inc.*	32,500	6,508,450

Medpace Holdings, Inc.*	67,847	11,983,816

Phreesia, Inc.*	186,527	11,434,105

Progyny, Inc.*,1	150,430	8,875,370

Supernus Pharmaceuticals, Inc.*,1	250,161	7,702,457

Syneos Health, Inc.*	145,788	13,046,568

Veracyte, Inc.*,1	135,797	5,429,164

Total Health Care		146,849,288

Industrials - 12.7%

Alamo Group, Inc.	62,765	9,582,960

Allegiant Travel Co.*	36,691	7,118,054

Heartland Express, Inc.	249,572	4,275,169

Helios Technologies, Inc.	139,685	10,902,414

ICF International, Inc.	81,513	7,161,732

Primoris Services Corp.	249,863	7,353,468

RBC Bearings, Inc.*	48,395	9,650,931

Ritchie Bros. Auctioneers, Inc. (Canada)	144,040	8,538,691

The Shyft Group, Inc.[1]	148,653	5,561,109

SPX Corp.*	32,725	1,998,843

UFP Industries, Inc.	137,298	10,206,733

US Ecology, Inc.*	109,226	4,098,160

Total Industrials		86,448,264

Information Technology - 14.7%

Brooks Automation, Inc.	124,434	11,856,071

Cerence, Inc.*,1	67,611	7,214,770

The Descartes Systems Group, Inc. (Canada)*	113,739	7,866,189

Endava PLC, ADR (United Kingdom)*	134,564	15,256,866

MACOM Technology Solutions Holdings, Inc.*,1	184,258	11,807,253

Novanta, Inc.*	66,305	8,935,262

Paylocity Holding Corp.*	46,927	8,953,672

Rapid7, Inc.*,1	105,716	10,003,905

Silicon Laboratories, Inc.*	58,636	8,985,967

Viavi Solutions, Inc.*	556,465	9,827,172

Total Information Technology		100,707,127

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.2%

Avient Corp.	265,780	$13,065,745

Balchem Corp.	58,066	7,621,743

Compass Minerals International, Inc.	64,171	3,802,773

Minerals Technologies, Inc.	91,853	7,226,076

Silgan Holdings, Inc.	94,262	3,911,873

Total Materials		35,628,210

Real Estate - 5.7%

Agree Realty Corp., REIT	87,622	6,176,475

National Health Investors, Inc., REIT	85,660	5,743,503

QTS Realty Trust, Inc., Class A, REIT	118,992	9,198,081

Ryman Hospitality Properties, Inc., REIT *	82,933	6,548,390

	Shares	Value
STAG Industrial, Inc., REIT [1]	300,653	$11,253,442

Total Real Estate		38,919,891

Utilities - 2.0%

IDACORP, Inc.	64,726	6,310,785

NorthWestern Corp.	122,269	7,363,039

Total Utilities		13,673,824

Total Common Stocks (Cost $432,335,543)		666,913,115

Total Investments - 97.7% (Cost $432,335,543)		666,913,115

Other Assets, less Liabilities - 2.3%		15,696,346

Net Assets - 100.0%		$682,609,461

*	Non-income producing security.

[1]

Some of these securities, amounting to $78,813,409 or 11.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

ADR   American Depositary Receipt

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$666,913,115	—	—	$666,913,115

Total Investments in Securities	$666,913,115	—	—	$666,913,115

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	18.1

Industrials	15.9

Health Care	15.2

Consumer Discretionary	13.2

Financials	11.9

Real Estate	6.7

Materials	6.2

Consumer Staples	3.7

Energy	2.4

Utilities	1.8

Other Assets Less Liabilities	4.9

TOP TEN HOLDINGS

Security Name	% of Net Assets

Zebra Technologies Corp., Class A	2.6

HubSpot, Inc.	2.3

Signature Bank	2.1

Gartner, Inc.	2.0

Western Alliance Bancorp.	1.9

Acadia Healthcare Co., Inc.	1.8

Bio-Rad Laboratories, Inc., Class A	1.8

Entegris, Inc.	1.8

BJ’s Wholesale Club Holdings, Inc.	1.8

Diamondback Energy, Inc.	1.7

Top Ten as a Group	19.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 95.1%

Consumer Discretionary - 13.2%

Bright Horizons Family Solutions, Inc.*	24,249	$3,567,270

Burlington Stores, Inc.*	16,839	5,421,990

Carter’s, Inc.	35,687	3,681,828

Cavco Industries, Inc.*	24,015	5,335,893

Dorman Products, Inc.*	52,448	5,437,284

Five Below, Inc.*	29,731	5,746,110

Gentherm, Inc.*	34,729	2,467,495

Grand Canyon Education, Inc.*	28,470	2,561,446

Lithia Motors, Inc., Class A1	23,938	8,226,054

Nordstrom, Inc.*,1	110,154	4,028,332

Polaris, Inc.	55,036	7,537,731

Texas Roadhouse, Inc.	70,726	6,803,841

Vail Resorts, Inc.*	11,398	3,607,695

Total Consumer Discretionary		64,422,969

Consumer Staples - 3.7%

BJ’s Wholesale Club Holdings, Inc.*	182,645	8,690,249

Lancaster Colony Corp.	27,351	5,292,692

Performance Food Group Co.*	87,755	4,255,240

Total Consumer Staples		18,238,181

Energy - 2.4%

Diamondback Energy, Inc.	89,964	8,446,720

Pioneer Natural Resources Co.	20,949	3,404,631

Total Energy		11,851,351

Financials - 11.9%

Artisan Partners Asset Management, Inc., Class A	47,754	2,426,858

Atlantic Union Bankshares Corp.	131,591	4,766,226

Glacier Bancorp, Inc.	71,175	3,920,319

Kemper Corp.	51,257	3,787,893

Kinsale Capital Group, Inc.	19,925	3,283,042

Pinnacle Financial Partners, Inc.	88,176	7,785,059

Piper Sandler Cos	41,886	5,426,750

Signature Bank	40,965	10,063,052

Voya Financial, Inc.[1]	117,947	7,253,741

Western Alliance Bancorp.	99,488	9,237,461

Total Financials		57,950,401

Health Care - 15.2%

Acadia Healthcare Co., Inc.*	141,070	8,852,143

Bio-Rad Laboratories, Inc., Class A*	13,711	8,833,860

Catalent, Inc.*	73,486	7,945,306

Chemed Corp.	4,177	1,981,987

Globus Medical, Inc., Class A*	65,301	5,062,787

	Shares	Value

Horizon Therapeutics PLC*	87,416	$8,185,634

Integer Holdings Corp.*	41,027	3,864,743

Jazz Pharmaceuticals PLC (Ireland)*	29,717	5,278,928

Molina Healthcare, Inc.*	21,572	5,459,010

Neurocrine Biosciences, Inc.*	49,059	4,774,422

STERIS PLC	28,413	5,861,602

Syneos Health, Inc.*	92,669	8,292,949

Total Health Care		74,393,371

Industrials - 15.9%

Booz Allen Hamilton Holding Corp.	50,188	4,275,014

Comfort Systems USA, Inc.	40,941	3,225,741

Exponent, Inc.	59,190	5,280,340

Federal Signal Corp.	128,980	5,188,865

Gates Industrial Corp PLC*	387,836	7,008,196

Gibraltar Industries, Inc.*	91,353	6,971,147

Graco, Inc.	40,241	3,046,244

Hexcel Corp.*	78,915	4,924,296

Ingersoll Rand, Inc.*	158,327	7,727,941

Nordson Corp.	31,468	6,907,541

RBC Bearings, Inc.*	36,333	7,245,527

Ritchie Bros. Auctioneers, Inc. (Canada)	99,332	5,888,401

Schneider National, Inc., Class B	115,949	2,524,210

The Toro Co.	69,593	7,646,879

Total Industrials		77,860,342

Information Technology - 18.1%

Cerence, Inc.*,1	69,780	7,446,224

Cognex Corp.	67,404	5,665,306

Entegris, Inc.	71,146	8,748,824

EPAM Systems, Inc.*	14,689	7,505,491

Gartner, Inc.*	40,660	9,847,852

HubSpot, Inc.*	19,251	11,217,943

Manhattan Associates, Inc.*	28,200	4,084,488

Paylocity Holding Corp.*	24,956	4,761,605

Power Integrations, Inc.	21,664	1,777,748

Rapid7, Inc.*,1	78,116	7,392,117

Silicon Laboratories, Inc.*	44,227	6,777,788

Zebra Technologies Corp., Class A*	24,466	12,954,502

Total Information Technology		88,179,888

Materials - 6.2%

AptarGroup, Inc.	38,603	5,436,846

Eagle Materials, Inc.	45,398	6,451,510

Element Solutions, Inc.	310,613	7,262,132

Quaker Chemical Corp.[1]	25,363	6,015,850

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 6.2% (continued)

RPM International, Inc.	59,131	$5,243,737

Total Materials		30,410,075

Real Estate - 6.7%

American Campus Communities, Inc., REIT	84,159	3,931,909

CoreSite Realty Corp., REIT	28,657	3,857,232

Easterly Government Properties, Inc., REIT	223,535	4,712,118

Hudson Pacific Properties, Inc., REIT	187,528	5,217,029

Physicians Realty Trust, REIT	239,164	4,417,359

Summit Hotel Properties, Inc., REIT *	336,065	3,135,486

Sun Communities, Inc., REIT	42,809	7,337,463

Total Real Estate		32,608,596

	Shares	Value
Utilities - 1.8%

IDACORP, Inc.	50,458	$4,919,655

Portland General Electric Co.	84,689	3,902,469

Total Utilities		8,822,124

Total Common Stocks (Cost $333,388,974)		464,737,298

Total Investments - 95.1% (Cost $333,388,974)		464,737,298

Other Assets, less Liabilities - 4.9%		23,812,583

Net Assets - 100.0%		$488,549,881

*	Non-income producing security.
[1]

Some of these securities, amounting to $24,555,840 or 5.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$464,737,298	—	—	$464,737,298

Total Investments in Securities	$464,737,298	—	—	$464,737,298

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Value Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	27.3

Industrials	17.8

Consumer Discretionary	11.6

Real Estate	8.6

Health Care	8.3

Materials	5.3

Energy	4.9

Information Technology	4.6

Utilities	3.3

Consumer Staples	3.0

Communication Services	2.1

Short-Term Investments	0.0#

Other Assets Less Liabilities	3.2

TOP TEN HOLDINGS

Security Name	% of Net Assets

Tenet Healthcare Corp.	2.6

Apollo Medical Holdings, Inc.	2.4

Group 1 Automotive, Inc.	2.2

Central Garden & Pet Co.	2.1

Gray Television, Inc.	2.1

Piper Sandler Cos	2.1

Independence Realty Trust, Inc.	2.1

Pacific Premier Bancorp, Inc.	2.0

Boot Barn Holdings, Inc.	2.0

Walker & Dunlop, Inc.	2.0

Top Ten as a Group	21.6

#	Less than 0.05%.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 96.8%

Communication Services - 2.1%

Gray Television, Inc.[1]	275,547	$6,447,800

Consumer Discretionary - 11.6%

Boot Barn Holdings, Inc.*	73,750	6,198,687

Callaway Golf Co.[2]	165,385	5,578,436

Denny’s Corp.*	269,642	4,446,397

Group 1 Automotive, Inc.[2]	43,506	6,718,631

Johnson Outdoors, Inc., Class A	33,773	4,086,533

MDC Holdings, Inc.	42,853	2,168,362

Noodles & Co.*	253,945	3,169,234

Patrick Industries, Inc.[2]	48,483	3,539,259

Total Consumer Discretionary		35,905,539

Consumer Staples - 3.0%

BJ’s Wholesale Club Holdings, Inc.*,2	56,613	2,693,646

Central Garden & Pet Co.*,1,2	123,275	6,524,946

Total Consumer Staples		9,218,592

Energy - 4.9%

Magnolia Oil & Gas Corp., Class A*,2	248,966	3,891,339

Matador Resources Co.[2]	138,897	5,001,681

ProPetro Holding Corp.*	230,140	2,108,082

Renewable Energy Group, Inc.*,2	40,332	2,514,297

Solaris Oilfield Infrastructure, Inc., Class A	168,654	1,642,690

Total Energy		15,158,089

Financials - 27.3%

Ameris Bancorp	118,288	5,988,922

Atlantic Union Bankshares Corp.	141,513	5,125,601

Cathay General Bancorp	91,240	3,591,206

City Holding Co.[2]	40,544	3,050,531

Community Bank System, Inc.[2]	66,092	4,999,860

Enterprise Financial Services Corp.	78,544	3,643,656

Federal Agricultural Mortgage Corp., Class C	37,308	3,689,761

First Financial Bancorp	148,193	3,501,801

First Interstate BancSystem, Inc., Class A	79,643	3,331,467

Flagstar Bancorp, Inc.	89,707	3,791,915

International Bancshares Corp.	91,046	3,909,515

James River Group Holdings, Ltd. (Bermuda)	59,745	2,241,632

OceanFirst Financial Corp.	221,612	4,618,394

Pacific Premier Bancorp, Inc.	149,466	6,320,917

Piper Sandler Cos[1]	49,640	6,431,358

Selective Insurance Group, Inc.	70,942	5,756,943

Stifel Financial Corp.	83,693	5,428,328

Walker & Dunlop, Inc.	59,210	6,180,340

	Shares	Value

WesBanco, Inc.	74,819	$2,665,801

Total Financials		84,267,948

Health Care - 8.3%

Apollo Medical Holdings, Inc.*,2	117,939	7,407,749

Covetrus, Inc.*,2	90,748	2,450,196

Emergent BioSolutions, Inc.*	26,295	1,656,322

Integer Holdings Corp.*	37,320	3,515,544

Supernus Pharmaceuticals, Inc.*,2	81,061	2,495,868

Tenet Healthcare Corp.*,1	120,494	8,071,893

Total Health Care		25,597,572

Industrials - 17.8%

Allegiant Travel Co.*	9,064	1,758,416

American Woodmark Corp.*	34,080	2,783,995

Atkore, Inc.*	44,721	3,175,191

CACI International, Inc., Class A*	17,645	4,501,592

CBIZ, Inc.*	108,218	3,546,304

Columbus McKinnon Corp.	111,324	5,370,270

Comfort Systems USA, Inc.	61,973	4,882,853

Douglas Dynamics, Inc.	99,150	4,034,413

Federal Signal Corp.	135,777	5,462,309

ICF International, Inc.	49,174	4,320,428

Lydall, Inc.*,2	95,887	5,803,081

Primoris Services Corp.	100,566	2,959,657

SkyWest, Inc.*,2	69,858	3,008,784

UFP Industries, Inc.	45,143	3,355,931

Total Industrials		54,963,224

Information Technology - 4.6%

American Software, Inc., Class A	201,148	4,417,210

Power Integrations, Inc.	31,325	2,570,530

Silicon Laboratories, Inc.*	19,830	3,038,947

Viavi Solutions, Inc.*,2	240,039	4,239,089

Total Information Technology		14,265,776

Materials - 5.3%

Minerals Technologies, Inc.[2]	47,042	3,700,794

Orion Engineered Carbons, S.A. (Luxembourg)*	227,054	4,311,755

Schnitzer Steel Industries, Inc., Class A	116,491	5,713,884

Worthington Industries, Inc.[2]	43,436	2,657,415

Total Materials		16,383,848

Real Estate - 8.6%

Agree Realty Corp., REIT	53,843	3,795,393

Four Corners Property Trust, Inc., REIT	164,550	4,543,225

Getty Realty Corp., REIT	135,804	4,230,295

Independence Realty Trust, Inc., REIT [1]	352,308	6,422,575

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 8.6% (continued)

Lexington Realty Trust, REIT [2]	187,790	$2,244,091

Summit Hotel Properties, Inc., REIT *	242,304	2,260,696

Xenia Hotels & Resorts, Inc., REIT *	159,759	2,992,286

Total Real Estate		26,488,561

Utilities - 3.3%

IDACORP, Inc.[2]	40,776	3,975,660

NorthWestern Corp.	57,756	3,478,066

Southwest Gas Holdings, Inc.	44,354	2,935,791

Total Utilities		10,389,517

Total Common Stocks
(Cost $236,087,874)		299,086,466

	Principal Amount	Value

Short-Term Investments - 0.0%#

Joint Repurchase Agreements - 0.0%#,3

TD Securities LLC, dated 06/30/21, due 07/01/21, 0.050% total to be received $18,254 (collateralized by various U.S. Treasuries, 0.125% - 2.625%, 09/30/21 - 02/29/24, totaling $18,619)	$18,254	$18,254

Total Short-Term Investments
(Cost $18,254)		18,254

Total Investments - 96.8%
(Cost $236,106,128)		299,104,720

Other Assets, less Liabilities - 3.2%		9,830,008

Net Assets - 100.0%		$308,934,728

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of this security is held as collateral for interfund borrowing.
[2]

Some of these securities, amounting to $41,958,550 or 13.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$ 299,086,466	–	–	$ 299,086,466

Short-Term Investments

Joint Repurchase Agreements	–	$ 18,254	–	18,254

Total Investments in Securities	$ 299,086,466	$ 18,254	–	$ 299,104,720

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2021

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund

Assets:

Investments at value[1] (including securities on loan valued at $27,730,546, $2,100,622, and $2,980,290, respectively)	$919,512,447	$51,471,583	$19,306,008

Repurchase Agreements at value[2]	26,441,895	1,621,125	2,570,984

Cash	12,351,298	2,263,714	680,606

Receivable for investments sold	–	466,848	322,787

Dividend and interest receivables	7,000,694	398,372	252,615

Securities lending income receivable	5,031	1,112	1,626

Receivable for Fund shares sold	308,082	7,601	9,972

Receivable from affiliate	–	8,502	6,043

Prepaid expenses and other assets	43,591	18,325	13,416

Total assets	965,663,038	56,257,182	23,164,057

Liabilities:

Payable upon return of securities loaned	26,441,895	1,621,125	2,570,984

Payable for investments purchased	–	–	571,932

Payable for Fund shares repurchased	1,435,183	10,238	125

Accrued expenses:

Investment advisory and management fees	188,100	13,305	6,358

Administrative fees	115,993	6,653	2,446

Distribution fees	–	3,373	–

Shareholder service fees	116,301	1,344	2,368

Other	160,468	35,629	15,203

Total liabilities	28,457,940	1,691,667	3,169,416

Net Assets	$937,205,098	$54,565,515	$19,994,641

[1] Investments at cost	$900,138,975	$50,028,928	$19,044,514

[2] Repurchase agreements at cost	$26,441,895	$1,621,125	$2,570,984

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund

Net Assets Represent:

Paid-in capital	$917,429,880	$56,020,349	$19,727,671

Total distributable earnings (loss)	19,775,218	(1,454,834)	266,970

Net Assets	$937,205,098	$54,565,515	$19,994,641

Class N:

Net Assets	$479,404,258	$16,463,298	$9,463,231

Shares outstanding	18,666,965	1,533,885	417,149

Net asset value, offering and redemption price per share	$25.68	$10.73	$22.69

Class I:

Net Assets	$457,800,840	$26,896,373	$10,531,410

Shares outstanding	17,823,325	2,496,430	464,539

Net asset value, offering and redemption price per share	$25.69	$10.77	$22.67

Class Z:

Net Assets	–	$11,205,844	–

Shares outstanding	–	1,040,649	–

Net asset value, offering and redemption price per share	–	$10.77	–

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Global Allocation Fund

Assets:

Investments at value[1] (including securities on loan valued at $0, $0, and $8,649,389, respectively)	$1,368,669,539	$362,340,726	$149,416,197

Repurchase Agreements at value[2]	–	–	1,202,439

Cash	47,992,344	12,321,633	765,594

Foreign currency[3]	–	–	272,325

Receivable for investments sold	–	1,021,900	190,604

Dividend and interest receivables	16,665,198	3,598,959	342,269

Securities lending income receivable	–	–	1,270

Receivable for Fund shares sold	1,325,092	708,647	181,761

Receivable from affiliate	48,376	17,012	6,069

Prepaid expenses and other assets	66,408	21,265	20,231

Total assets	1,434,766,957	380,030,142	152,398,759

Liabilities:

Payable upon return of securities loaned	–	–	1,202,439

Payable for investments purchased	31,136,700	1,000,000	–

Payable for delayed delivery investments purchased	70,694,111	–	–

Payable for Fund shares repurchased	2,089,632	54,000	317,805

Accrued expenses:

Investment advisory and management fees	226,139	139,079	74,620

Administrative fees	164,211	46,360	18,655

Distribution fees	3,566	2,818	10,136

Shareholder service fees	55,735	16,575	8,081

Other	117,922	49,669	86,491

Total liabilities	104,488,016	1,308,501	1,718,227

Net Assets	$1,330,278,941	$378,721,641	$150,680,532

[1] Investments at cost	$1,301,236,253	$331,275,855	$109,531,780

[2] Repurchase agreements at cost	–	–	$1,202,439

[3] Foreign currency at cost	–	–	$275,387

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Global Allocation Fund

Net Assets Represent:

Paid-in capital	$1,256,177,700	$344,601,424	$110,044,443

Total distributable earnings	74,101,241	34,120,217	40,636,089

Net Assets	$1,330,278,941	$378,721,641	$150,680,532

Class N:

Net Assets	$17,315,085	$13,847,338	$47,971,919

Shares outstanding	1,395,027	1,264,719	2,378,660

Net asset value, offering and redemption price per share	$12.41	$10.95	$20.17

Class I:

Net Assets	$1,312,963,856	$364,739,941	$99,015,215

Shares outstanding	105,185,362	34,243,838	4,854,670

Net asset value, offering and redemption price per share	$12.48	$10.65	$20.40

Class Z:

Net Assets	–	$134,362	$3,693,398

Shares outstanding	–	12,617	181,075

Net asset value, offering and redemption price per share	–	$10.65	$20.40

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund	AMG GW&K Small Cap Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $78,813,409, $24,555,840, and $41,958,550, respectively)	$666,913,115	$464,737,298	$299,086,466

Repurchase Agreements at value[2]	–	–	18,254

Cash	11,954,046	8,899,335	20,789

Receivable for investments sold	6,872,791	–	45,266,125

Dividend and interest receivables	353,440	158,285	253,252

Securities lending income receivable	7,889	2,989	3,261

Receivable for Fund shares sold	310,043	15,183,503	96,890

Receivable from affiliate	–	–	3,916

Prepaid expenses and other assets	31,522	33,199	29,503

Total assets	686,442,846	489,014,609	344,778,456

Liabilities:

Payable upon return of securities loaned	–	–	18,254

Payable for investments purchased	1,985,620	–	–

Payable for Fund shares repurchased	1,278,120	95,631	225,282

Interfund loan payable	–	–	35,217,070

Accrued expenses:

Investment advisory and management fees	401,009	243,684	204,427

Administrative fees	83,808	57,853	43,806

Distribution fees	2,169	13,906	–

Shareholder service fees	23,892	10,111	58,223

Other	58,767	43,543	76,666

Total liabilities	3,833,385	464,728	35,843,728

Net Assets	$682,609,461	$488,549,881	$308,934,728

[1] Investments at cost	$432,335,543	$333,388,974	$236,087,874

[2] Repurchase agreements at cost	–	–	$18,254

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund	AMG GW&K Small Cap Value Fund

Net Assets Represent:

Paid-in capital	$399,410,280	$345,270,900	$217,993,225

Total distributable earnings	283,199,181	143,278,981	90,941,503

Net Assets	$682,609,461	$488,549,881	$308,934,728

Class N:

Net Assets	$10,435,170	$68,175,720	$221,405,891

Shares outstanding	298,519	3,679,171	6,757,723

Net asset value, offering and redemption price per share	$34.96	$18.53	$32.76

Class I:

Net Assets	$542,266,784	$248,041,509	$83,580,309

Shares outstanding	15,165,985	13,354,356	2,541,612

Net asset value, offering and redemption price per share	$35.76	$18.57	$32.88

Class Z:

Net Assets	$129,907,507	$172,332,652	$3,948,528

Shares outstanding	3,631,567	9,267,118	120,346

Net asset value, offering and redemption price per share	$35.77	$18.60	$32.81

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2021

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund
Investment Income:

Dividend income	$287,329	–	–

Interest income	13,708,399	$558,800	$222,348

Securities lending income	27,636	7,530	6,062

Foreign withholding tax	–	–	(87)

Total investment income	14,023,364	566,330	228,323

Expenses:

Investment advisory and management fees	1,301,907	79,557	29,400

Administrative fees	759,562	39,779	11,308

Distribution fees - Class N	–	20,154	–

Shareholder servicing fees - Class N	639,128	–	12,495

Shareholder servicing fees - Class I	102,680	7,960	427

Reports to shareholders	57,047	4,709	1,624

Professional fees	48,785	25,209	22,538

Trustee fees and expenses	42,125	2,074	466

Registration fees	39,062	19,783	8,552

Custodian fees	32,305	8,534	8,223

Transfer agent fees	24,782	1,703	459

Miscellaneous	15,442	1,907	510

Total expenses before offsets	3,062,825	211,369	96,002
Expense reimbursements	(6,144)	(55,852)	(38,604)

Net expenses	3,056,681	155,517	57,398

Net investment income	10,966,683	410,813	170,925

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	102,388,681	533,083	59,742

Net realized gain on futures contracts	267,476	–	–

Net realized loss on foreign currency transactions	(29,405,028)	–	–

Net change in unrealized appreciation/depreciation on investments	(98,395,860)	(1,355,741)	271,294

Net change in unrealized appreciation/depreciation on foreign currency translations	(6,995)	–	–

Net realized and unrealized gain (loss)	(25,151,726)	(822,658)	331,036

Net increase (decrease) in net assets resulting from operations	$(14,185,043)	$(411,845)	$501,961

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Global Allocation Fund
Investment Income:

Dividend income	–	–	$263,227

Interest income	$11,500,083	$5,139,310	402,231

Securities lending income	–	–	9,563

Foreign withholding tax	–	–	(31,666)

Total investment income	11,500,083	5,139,310	643,355

Expenses:

Investment advisory and management fees	1,353,938	785,156	454,352

Administrative fees	982,911	261,719	113,588

Distribution fees - Class N	22,340	11,449	63,177

Shareholder servicing fees - Class N	10,723	6,870	–

Shareholder servicing fees - Class I	323,169	84,917	48,580

Trustee fees and expenses	50,372	13,018	6,175

Registration fees	47,196	28,043	27,560

Professional fees	44,714	25,905	23,216

Custodian fees	28,483	12,993	21,396

Reports to shareholders	19,802	4,976	17,047

Transfer agent fees	16,462	4,225	5,825

Miscellaneous	14,462	4,515	3,842

Total expenses before offsets	2,914,572	1,243,786	784,758

Expense reimbursements	(330,409)	(111,074)	(59,626)

Net expenses	2,584,163	1,132,712	725,132

Net investment income (loss)	8,915,920	4,006,598	(81,777)

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	5,771,439	2,129,226	2,210,556

Net realized loss on foreign currency transactions	–	–	(3,183)

Net change in unrealized appreciation/depreciation on investments	(9,747,988)	6,576,854	3,232,633

Net change in unrealized appreciation/depreciation on foreign currency translations	–	–	(16,877)

Net realized and unrealized gain (loss)	(3,976,549)	8,706,080	5,423,129

Net increase in net assets resulting from operations	$4,939,371	$12,712,678	$5,341,352

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund	AMG GW&K Small Cap Value Fund
Investment Income:

Dividend income	$2,250,514	$1,618,855	$2,460,231

Interest income	–	154	–

Securities lending income	44,020	10,976	7,957

Foreign withholding tax	(9,626)	(6,024)	–

Total investment income	2,284,908	1,623,961	2,468,188

Expenses:

Investment advisory and management fees	2,289,358	1,205,313	1,232,230

Administrative fees	490,577	291,608	264,049

Distribution fees - Class N	12,373	53,696	–

Shareholder servicing fees - Class N	7,424	–	326,186

Shareholder servicing fees - Class I	132,322	55,016	20,189

Professional fees	27,765	23,293	23,542

Registration fees	27,377	18,253	28,349

Trustee fees and expenses	24,311	14,434	14,182

Custodian fees	16,237	12,932	13,728

Reports to shareholders	9,685	10,386	26,970

Transfer agent fees	8,885	4,168	13,560

Miscellaneous	9,289	3,971	6,819

Repayment of prior reimbursements	42,259	9,767	–

Total expenses before offsets	3,097,862	1,702,837	1,969,804

Expense reimbursements	–	–	(37,948)

Expense reductions	(25,984)	(16,586)	(56,464)

Net expenses	3,071,878	1,686,251	1,875,392

Net investment income (loss)	(786,970)	(62,290)	592,796

Net Realized and Unrealized Gain:

Net realized gain on investments	38,337,410	9,691,754	23,142,947

Net change in unrealized appreciation/depreciation on investments	64,547,748	59,249,581	48,246,101

Net realized and unrealized gain	102,885,158	68,941,335	71,389,048

Net increase in net assets resulting from operations	$102,098,188	$68,879,045	$71,981,844

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG GW&K ESG Bond Fund		AMG GW&K Enhanced Core Bond ESG Fund		AMG GW&K High Income Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$10,966,683	$38,906,482	$410,813	$827,348	$170,925	$211,227

Net realized gain (loss) on investments	73,251,129	(1,563,017)	533,083	851,301	59,742	995,238

Net change in unrealized appreciation/depreciation on investments	(98,402,855)	36,446,570	(1,355,741)	1,758,021	271,294	(169,694)

Net increase (decrease) in net assets resulting from operations	(14,185,043)	73,790,035	(411,845)	3,436,670	501,961	1,036,771

Distributions to Shareholders:

Class N	(39,751,612)	(19,831,473)	(118,018)	(270,732)	(79,001)	(825,025)

Class I	(40,218,719)	(20,896,667)	(206,323)	(319,421)	(92,123)	—

Class Z	—	—	(96,066)	(225,439)	—	—

Total distributions to shareholders	(79,970,331)	(40,728,140)	(420,407)	(815,592)	(171,124)	(825,025)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(70,461,207)	(154,973,478)	252,185	19,163,432	9,361,946	452,271

Total increase (decrease) in net assets	(164,616,581)	(121,911,583)	(580,067)	21,784,510	9,692,783	664,017

Net Assets:

Beginning of period	1,101,821,679	1,223,733,262	55,145,582	33,361,072	10,301,858	9,637,841

End of period	$937,205,098	$1,101,821,679	$54,565,515	$55,145,582	$19,994,641	$10,301,858

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund		AMG GW&K Global Allocation Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$8,915,920	$18,149,308	$4,006,598	$7,592,341	$(81,777)	$1,207,441

Net realized gain (loss) on investments	5,771,439	4,459,854	2,129,226	3,972,374	2,207,373	(971,068)

Net change in unrealized appreciation/depreciation on investments	(9,747,988)	30,387,730	6,576,854	8,743,902	3,215,756	15,233,111

Net increase in net assets resulting from operations	4,939,371	52,996,892	12,712,678	20,308,617	5,341,352	15,469,484

Distributions to Shareholders:

From net investment income and/or realized gain on investments:

Class N	(93,382)	(291,376)	(90,290)	(230,199)	(4,920)	(1,802,668)

Class I	(8,801,261)	(21,463,147)	(3,905,318)	(11,227,601)	(44,613)	(4,171,934)

Class Z	—	—	(1,520)	(4,636)	(2,780)	(215,224)

From paid-in capital:

Class N	—	—	—	—	—	(11,312)

Class I	—	—	—	—	—	(26,180)

Class Z	—	—	—	—	—	(1,351)

Total distributions to shareholders	(8,894,643)	(21,754,523)	(3,997,128)	(11,462,436)	(52,313)	(6,228,669)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	28,414,035	241,352,504	41,422,337	40,667,096	(7,624,742)	(107,931,884)

Total increase (decrease) in net assets	24,458,763	272,594,873	50,137,887	49,513,277	(2,335,703)	(98,691,069)

Net Assets:

Beginning of period	1,305,820,178	1,033,225,305	328,583,754	279,070,477	153,016,235	251,707,304

End of period	$1,330,278,941	$1,305,820,178	$378,721,641	$328,583,754	$150,680,532	$153,016,235

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG GW&K Small Cap Core Fund		AMG GW&K Small/Mid Cap Fund		AMG GW&K Small Cap Value Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(786,970)	$1,002,236	$(62,290)	$295,299	$592,796	$1,157,753

Net realized gain on investments	38,337,410	29,838,323	9,691,754	4,655,713	23,142,947	106,326,548

Net change in unrealized appreciation/depreciation on investments	64,547,748	72,950,806	59,249,581	45,255,119	48,246,101	(122,030,123)

Net increase (decrease) in net assets resulting from operations	102,098,188	103,791,365	68,879,045	50,206,131	71,981,844	(14,545,822)

Distributions to Shareholders:

Class N	—	(206,153)	—	—	—	(78,448,514)

Class I	—	(11,703,788)	—	(194,295)	—	(32,924,631)

Class Z	—	(3,120,957)	—	(187,001)	—	(3,178,095)

Total distributions to shareholders	—	(15,030,898)	—	(381,296)	—	(114,551,240)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(24,377,231)	64,165,490	148,901,542	22,104,665	(100,186,218)	(27,451,765)

Total increase (decrease) in net assets	77,720,957	152,925,957	217,780,587	71,929,500	(28,204,374)	(156,548,827)

Net Assets:

Beginning of period	604,888,504	451,962,547	270,769,294	198,839,794	337,139,102	493,687,929

End of period	$682,609,461	$604,888,504	$488,549,881	$270,769,294	$308,934,728	$337,139,102

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$28.12	$27.14	$25.49	$26.97	$26.24	$26.19

Income (loss) from Investment Operations:

Net investment income[3,4]	0.27	0.90	0.94	0.84	0.91	0.95

Net realized and unrealized gain (loss) on investments	(0.64)	1.03	1.85	(1.33)	0.85	0.40

Total income (loss) from investment operations	(0.37)	1.93	2.79	(0.49)	1.76	1.35

Less Distributions to Shareholders from:

Net investment income	(0.27)	(0.88)	(0.98)	(0.80)	(0.87)	(0.96)

Net realized gain on investments	(1.80)	(0.07)	(0.16)	(0.19)	(0.16)	(0.34)

Total distributions to shareholders	(2.07)	(0.95)	(1.14)	(0.99)	(1.03)	(1.30)

Net Asset Value, End of Period	$25.68	$28.12	$27.14	$25.49	$26.97	$26.24

Total Return[4]	(1.21)%[5,6]	7.34%[6]	11.10%[6]	(1.82)%[6]	6.77%[6]	5.19%

Ratio of net expenses to average net assets	0.71%[7]	0.71%	0.72%[8]	0.98%	0.99%	1.00%

Ratio of gross expenses to average net assets[9]	0.71%[7]	0.72%	0.73%[8]	0.98%[10]	0.99%[10]	1.02%

Ratio of net investment income to average net assets[4]	2.06%[7]	3.31%	3.53%	3.19%	3.38%	3.52%

Portfolio turnover	156%[5]	25%	20%	9%	4%	27%

Net assets end of period (000’s) omitted	$479,404	$555,124	$618,381	$715,468	$971,359	$1,234,229

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[2]

Net Asset Value, Beginning of Period	$28.13	$27.14	$25.49	$26.97	$26.24	$26.19

Income (loss) from Investment Operations:

Net investment income[3,4]	0.30	0.95	0.99	0.86	0.94	0.97

Net realized and unrealized gain (loss) on investments	(0.64)	1.05	1.85	(1.32)	0.85	0.40

Total income (loss) from investment operations	(0.34)	2.00	2.84	(0.46)	1.79	1.37

Less Distributions to Shareholders from:

Net investment income	(0.30)	(0.94)	(1.03)	(0.83)	(0.90)	(0.98)

Net realized gain on investments	(1.80)	(0.07)	(0.16)	(0.19)	(0.16)	(0.34)

Total distributions to shareholders	(2.10)	(1.01)	(1.19)	(1.02)	(1.06)	(1.32)

Net Asset Value, End of Period	$25.69	$28.13	$27.14	$25.49	$26.97	$26.24

Total Return[4,6]	(1.07)%[5]	7.57%	11.32%	(1.72)%	6.87%	5.29%

Ratio of net expenses to average net assets	0.50%[7]	0.50%	0.52%[8]	0.88%	0.89%	0.90%

Ratio of gross expenses to average net assets[9]	0.50%[7]	0.51%	0.53%[8]	0.88%[10]	0.89%[10]	0.93%

Ratio of net investment income to average net assets[4]	2.27%[7]	3.52%	3.73%	3.29%	3.48%	3.61%

Portfolio turnover	156%[5]	25%	20%	9%	4%	27%

Net assets end of period (000’s) omitted	$457,801	$546,698	$605,353	$1,094,820	$1,027,477	$771,782

[1]	Effective February 27, 2017, Class S shares were renamed Class N shares.
[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]	Includes 0.01% of extraordinary expense related to legal expense in support of an investment held in the portfolio.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Ratio includes recapture of reimbursed fees from prior years amounting to 0.04% and 0.07% for the fiscal year ended December 31, 2018 and December 31, 2017, respectively

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$10.90	$10.15	$9.43	$9.81	$9.67	$9.58

Income (loss) from Investment Operations:

Net investment income[2,3]	0.07	0.20	0.24	0.23	0.21	0.22

Net realized and unrealized gain (loss) on investments	(0.16)	0.75	0.73	(0.38)	0.15	0.09

Total income (loss) from investment operations	(0.09)	0.95	0.97	(0.15)	0.36	0.31

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.20)	(0.25)	(0.23)	(0.22)	(0.22)

Net Asset Value, End of Period	$10.73	$10.90	$10.15	$9.43	$9.81	$9.67

Total Return[3]	(0.85)%[4,5]	9.41%[5]	10.35%[5]	(1.48)%[5]	3.76%[5]	3.26%

Ratio of net expenses to average net assets	0.73%[6]	0.73%	0.73%	0.73%	0.75%	0.84%

Ratio of gross expenses to average net assets[7]	0.94%[6]	1.06%	1.16%	0.99%	1.04%	1.05%

Ratio of net investment income to average net assets[3]	1.41%[6]	1.86%	2.43%	2.45%	2.19%	2.27%

Portfolio turnover	55%[4]	101%	71%	26%	39%	88%

Net assets end of period (000’s) omitted	$16,463	$15,794	$14,779	$12,884	$16,027	$16,115

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017[8]	2016[1]

Net Asset Value, Beginning of Period	$10.94	$10.19	$9.47	$9.85	$9.70	$9.62

Income (loss) from Investment Operations:

Net investment income[2,3]	0.08	0.22	0.26	0.25	0.23	0.24

Net realized and unrealized gain (loss) on investments	(0.16)	0.75	0.73	(0.38)	0.16	0.08

Total income (loss) from investment operations	(0.08)	0.97	0.99	(0.13)	0.39	0.32

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.22)	(0.27)	(0.25)	(0.24)	(0.24)

Net Asset Value, End of Period	$10.77	$10.94	$10.19	$9.47	$9.85	$9.70

Total Return[3,5]	(0.75)%[4]	9.57%	10.51%	(1.27)%	4.03%	3.31%

Ratio of net expenses to average net assets	0.54%[6]	0.55%	0.55%	0.54%	0.61%	0.69%

Ratio of gross expenses to average net assets[7]	0.75%[6]	0.88%	0.98%	0.80%	0.90%	0.90%

Ratio of net investment income to average net assets[3]	1.60%[6]	2.04%	2.62%	2.64%	2.32%	2.39%

Portfolio turnover	55%[4]	101%	71%	26%	39%	88%

Net assets end of period (000’s) omitted	$26,896	$27,800	$8,502	$5,967	$6,864	$37,952

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2021 (unaudited)	2020	2019	2018	2017[8]	2016[1]

Net Asset Value, Beginning of Period	$10.93	$10.18	$9.46	$9.84	$9.70	$9.61

Income (loss) from Investment Operations:

Net investment income[2,3]	0.09	0.22	0.27	0.26	0.24	0.25

Net realized and unrealized gain (loss) on investments	(0.16)	0.75	0.72	(0.38)	0.15	0.09

Total income (loss) from investment operations	(0.07)	0.97	0.99	(0.12)	0.39	0.34

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.22)	(0.27)	(0.26)	(0.25)	(0.25)

Net Asset Value, End of Period	$10.77	$10.93	$10.18	$9.46	$9.84	$9.70

Total Return[3,5]	(0.63)%[4]	9.65%	10.59%	(1.23)%	4.01%	3.52%

Ratio of net expenses to average net assets	0.48%[6]	0.48%	0.48%	0.48%	0.50%	0.59%

Ratio of gross expenses to average net assets[7]	0.69%[6]	0.81%	0.91%	0.74%	0.79%	0.80%

Ratio of net investment income to average net assets[3]	1.66%[6]	2.11%	2.72%	2.70%	2.43%	2.51%

Portfolio turnover	55%[4]	101%	71%	26%	39%	88%

Net assets end of period (000’s) omitted	$11,206	$11,552	$10,080	$15,254	$21,271	$51,357

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Not annualized.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Effective February 27, 2017, Class I shares were renamed Class Z and Class S shares were renamed Class I.

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$22.23	$21.52	$20.04	$21.06	$19.05	$18.18

Income (loss) from Investment Operations:

Net investment income[3,4]	0.24	0.51	0.57	0.69	0.75	0.72

Net realized and unrealized gain (loss) on investments	0.40	2.09	0.98	(1.57)	1.26	0.15

Total income (loss) from investment operations	0.64	2.60	1.55	(0.88)	2.01	0.87

Less Distributions to Shareholders from:

Net investment income	(0.18)	(0.48)	(0.07)	(0.14)	—	—

Net realized gain on investments	—	(1.41)	—	—	—	—

Total distributions to shareholders	(0.18)	(1.89)	(0.07)	(0.14)	—	—

Net Asset Value, End of Period	$22.69	$22.23	$21.52	$20.04	$21.06	$19.05

Total Return[4,5]	2.90%[6]	12.16%	7.67%	(4.18)%	10.55%	4.79%

Ratio of net expenses to average net assets	0.84%[7]	0.89%	0.89%	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[8]	1.35%[7]	1.70%	1.87%	1.52%	1.39%	1.46%

Ratio of net investment income to average net assets[4]	2.19%[7]	2.28%	2.70%	3.34%	3.71%	3.75%

Portfolio turnover	78%[6]	157%	52%	60%	55%	34%

Net assets end of period (000’s) omitted	$9,463	$10,302	$9,638	$10,365	$14,074	$15,434

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

For the fiscal
period ended
Class I	June 30, 2021[9] (unaudited)

Net Asset Value, Beginning of Period	$22.27

Income from Investment Operations:

Net investment income[3,4]	0.16

Net realized and unrealized gain on investments	0.45

Total income from investment operations	0.61

Less Distributions to Shareholders from:

Net investment income	(0.21)

Net Asset Value, End of Period	$22.67

Total Return[4,5]	2.75%[6]

Ratio of net expenses to average net assets	0.61%[7]

Ratio of gross expenses to average net assets[8]	1.12%[7]

Ratio of net investment income to average net assets[4]	2.42%[7]

Portfolio turnover	78%[6]

Net assets end of period (000’s) omitted	$10,531

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Commencement of operation was on March 15, 2021.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$12.45	$12.12	$11.48	$11.60	$11.25	$11.70

Income (loss) from Investment Operations:

Net investment income[2,3]	0.06	0.15	0.19	0.17	0.15	0.13

Net realized and unrealized gain (loss) on investments	(0.04)	0.33	0.64	(0.11)	0.36	(0.25)

Total income (loss) from investment operations	0.02	0.48	0.83	0.06	0.51	(0.12)

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.15)	(0.19)	(0.18)	(0.15)	(0.12)

Net realized gain on investments	—	—	—	(0.00)[4]	(0.01)	(0.21)

Total distributions to shareholders	(0.06)	(0.15)	(0.19)	(0.18)	(0.16)	(0.33)

Net Asset Value, End of Period	$12.41	$12.45	$12.12	$11.48	$11.60	$11.25

Total Return[3,5]	0.20%[6]	4.31%	7.29%	0.54%	4.58%	(1.05)%

Ratio of net expenses to average net assets	0.71%[7]	0.71%	0.71%	0.71%	0.71%	0.71%

Ratio of gross expenses to average net assets[8]	0.76%[7]	0.77%	0.78%	0.77%	0.78%	0.95%

Ratio of net investment income to average net assets[3]	1.05%[7]	1.25%	1.59%	1.53%	1.31%	1.08%

Portfolio turnover	9%[6]	17%	18%	35%	27%	66%

Net assets end of period (000’s) omitted	$17,315	$18,153	$18,711	$17,445	$29,513	$31,406

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017[9]	2016[1]

Net Asset Value, Beginning of Period	$12.52	$12.18	$11.54	$11.66	$11.31	$11.77

Income (loss) from Investment Operations:

Net investment income[2,3]	0.08	0.19	0.23	0.21	0.19	0.17

Net realized and unrealized gain (loss) on investments	(0.04)	0.34	0.64	(0.12)	0.36	(0.25)

Total income (loss) from investment operations	0.04	0.53	0.87	0.09	0.55	(0.08)

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.19)	(0.23)	(0.21)	(0.19)	(0.17)

Net realized gain on investments	—	—	—	(0.00)[4]	(0.01)	(0.21)

Total distributions to shareholders	(0.08)	(0.19)	(0.23)	(0.21)	(0.20)	(0.38)

Net Asset Value, End of Period	$12.48	$12.52	$12.18	$11.54	$11.66	$11.31

Total Return[3,5]	0.36%[6]	4.70%	7.58%	0.87%	4.90%	(0.70)%

Ratio of net expenses to average net assets	0.39%[7]	0.39%	0.39%	0.39%	0.37%	0.34%

Ratio of gross expenses to average net assets[8]	0.44%[7]	0.45%	0.46%	0.45%	0.45%	0.58%

Ratio of net investment income to average net assets[3]	1.37%[7]	1.57%	1.91%	1.85%	1.64%	1.45%

Portfolio turnover	9%[6]	17%	18%	35%	27%	66%

Net assets end of period (000’s) omitted	$1,312,964	$1,287,667	$1,014,514	$940,553	$1,045,399	$728,365

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective June 23, 2017, Class S shares were converted to Class I shares.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$10.69	$10.42	$9.69	$10.02	$9.40	$10.08

Income (loss) from Investment Operations:

Net investment income[2,3]	0.10	0.23	0.26	0.27	0.26	0.25

Net realized and unrealized gain (loss) on investments	0.26	0.37	0.78	(0.33)	0.62	(0.23)

Total income (loss) from investment operations	0.36	0.60	1.04	(0.06)	0.88	0.02

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.21)	(0.25)	(0.15)	(0.26)	(0.25)

Net realized gain on investments	—	(0.12)	(0.06)	—	—	(0.45)

Paid in capital	—	—	—	(0.12)	—	—

Total distributions to shareholders	(0.10)	(0.33)	(0.31)	(0.27)	(0.26)	(0.70)

Net Asset Value, End of Period	$10.95	$10.69	$10.42	$9.69	$10.02	$9.40

Total Return[3,4]	3.39%[5]	5.95%	10.92%	(0.55)%	9.51%	0.10%

Ratio of net expenses to average net assets	0.99%[6]	0.99%	0.99%	0.99%	1.01%	1.14%

Ratio of gross expenses to average net assets[7]	1.05%[6]	1.07%	1.08%	1.08%	1.11%	1.30%

Ratio of net investment income to average net assets[3]	1.96%[6]	2.17%	2.56%	2.79%	2.67%	2.38%

Portfolio turnover	33%[5]	81%	40%	89%	67%	172%

Net assets end of period (000’s) omitted	$13,847	$5,015	$5,722	$7,283	$8,828	$4,184

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017[8]	2016[1]

Net Asset Value, Beginning of Period	$10.40	$10.15	$9.45	$10.01	$9.40	$10.07

Income (loss) from Investment Operations:

Net investment income[2,3]	0.12	0.25	0.29	0.31	0.30	0.30

Net realized and unrealized gain (loss) on investments	0.25	0.37	0.76	(0.32)	0.61	(0.22)

Total income (loss) from investment operations	0.37	0.62	1.05	(0.01)	0.91	0.08

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.25)	(0.29)	(0.31)	(0.30)	(0.30)

Net realized gain on investments	—	(0.12)	(0.06)	—	—	(0.45)

Paid in capital	—	—	—	(0.24)	—	—

Total distributions to shareholders	(0.12)	(0.37)	(0.35)	(0.55)	(0.30)	(0.75)

Net Asset Value, End of Period	$10.65	$10.40	$10.15	$9.45	$10.01	$9.40

Total Return[3,4]	3.57%[5]	6.31%	11.28%	(0.07)%	9.79%	0.70%

Ratio of net expenses to average net assets	0.64%[6]	0.64%	0.64%	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[7]	0.70%[6]	0.72%	0.73%	0.73%	0.74%	0.80%

Ratio of net investment income to average net assets[3]	2.31%[6]	2.52%	2.91%	3.14%	3.05%	2.89%

Portfolio turnover	33%[5]	81%	40%	89%	67%	172%

Net assets end of period (000’s) omitted	$364,740	$323,439	$273,228	$203,867	$226,638	$195,193

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class Z	(unaudited )	2020	2019	2018	2017 [9]

Net Asset Value, Beginning of Period	$10.40	$10.15	$9.44	$10.01	$9.49

Income (loss) from Investment Operations:

Net investment income[2,3]	0.12	0.26	0.30	0.31	0.25

Net realized and unrealized gain (loss) on investments	0.25	0.37	0.76	(0.32)	0.52

Total income (loss) from investment operations	0.37	0.63	1.06	(0.01)	0.77

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.26)	(0.29)	(0.32)	(0.25)

Net realized gain on investments	—	(0.12)	(0.06)	—	—

Paid in capital	—	—	—	(0.24)	—

Total distributions to shareholders	(0.12)	(0.38)	(0.35)	(0.56)	(0.25)

Net Asset Value, End of Period	$10.65	$10.40	$10.15	$9.44	$10.01

Total Return[3,4]	3.60%[5]	6.37%	11.45%	(0.09)%	8.23%[5]

Ratio of net expenses to average net assets	0.59%[6]	0.59%	0.59%	0.59%	0.59%[6]

Ratio of gross expenses to average net assets[7]	0.65%[6]	0.67%	0.68%	0.68%	0.69%[6]

Ratio of net investment income to average net assets[3]	2.36%[6]	2.57%	2.96%	3.19%	3.07%[6]

Portfolio turnover	33%[5]	81%	40%	89%	67%

Net assets end of period (000’s) omitted	$134	$130	$120	$108	$108

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[9]	Commencement of operations was February 27, 2017.

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$19.50	$17.04	$15.45	$17.03	$15.45	$14.92

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.02)	0.10	0.25	0.18	0.10	0.14 [4]

Net realized and unrealized gain (loss) on investments	0.69	2.93	2.35	(0.67)	2.30	0.54

Total income (loss) from investment operations	0.67	3.03	2.60	(0.49)	2.40	0.68

Less Distributions to Shareholders from:

Net investment income	(0.00)[5]	(0.09)	(0.27)	(0.16)	(0.11)	(0.14)

Net realized gain on investments	—	(0.48)	(0.74)	(0.93)	(0.71)	(0.01)

Paid in capital	—	(0.00)[5]	—	—	—	—

Total distributions to shareholders	(0.00)[5]	(0.57)	(1.01)	(1.09)	(0.82)	(0.15)

Net Asset Value, End of Period	$20.17	$19.50	$17.04	$15.45	$17.03	$15.45

Total Return[3,6]	3.45%[7]	18.92%	16.96%	(2.89)%	15.54%	4.59%

Ratio of net expenses to average net assets[8]	1.06%[9]	1.07%	1.08%	1.08%	1.09%	1.08%

Ratio of gross expenses to average net assets[10]	1.14%[9]	1.19%	1.16%	1.15%	1.14%	1.25%

Ratio of net investment income (loss) to average net assets[3]	(0.21)%[9]	0.60%	1.51%	1.02%	0.63%	0.94%

Portfolio turnover	20%[7]	156%	123%	80%	75%	119%

Net assets end of period (000’s) omitted	$47,972	$51,415	$69,774	$75,271	$74,315	$92,502

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$19.71	$17.22	$15.60	$17.19	$15.59	$15.05

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.01)	0.13	0.28	0.21	0.13	0.17 [4]

Net realized and unrealized gain (loss) on investments	0.71	2.95	2.38	(0.68)	2.31	0.54

Total income (loss) from investment operations	0.70	3.08	2.66	(0.47)	2.44	0.71

Less Distributions to Shareholders from:

Net investment income	(0.01)	(0.11)	(0.30)	(0.19)	(0.13)	(0.16)

Net realized gain on investments	—	(0.48)	(0.74)	(0.93)	(0.71)	(0.01)

Paid in capital	—	(0.00)[5]	—	—	—	—

Total distributions to shareholders	(0.01)	(0.59)	(1.04)	(1.12)	(0.84)	(0.17)

Net Asset Value, End of Period	$20.40	$19.71	$17.22	$15.60	$17.19	$15.59

Total Return[3,6]	3.55%[7]	19.08%	17.17%	(2.77)%	15.71%	4.79%

Ratio of net expenses to average net assets[8]	0.91%[9]	0.92%	0.93%	0.92%	0.94%	0.93%

Ratio of gross expenses to average net assets[10]	0.99%[9]	1.04%	1.01%	0.99%	0.99%	1.10%

Ratio of net investment income (loss) to average net assets[3]	(0.06)%[9]	0.75%	1.66%	1.18%	0.78%	1.09%

Portfolio turnover	20%[7]	156%	123%	80%	75%	119%

Net assets end of period (000’s) omitted	$99,015	$97,869	$173,575	$166,554	$114,913	$75,890

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$19.71	$17.21	$15.60	$17.19	$15.58	$15.05

Income (loss) from Investment Operations:

Net investment income[2,3]	0.00 [5]	0.14	0.30	0.22	0.15	0.18 [4]

Net realized and unrealized gain (loss) on investments	0.70	2.97	2.37	(0.67)	2.32	0.54

Total income (loss) from investment operations	0.70	3.11	2.67	(0.45)	2.47	0.72

Less Distributions to Shareholders from:

Net investment income	(0.01)	(0.13)	(0.32)	(0.21)	(0.15)	(0.18)

Net realized gain on investments	—	(0.48)	(0.74)	(0.93)	(0.71)	(0.01)

Paid in capital	—	(0.00)[5]	—	—	—	—

Total distributions to shareholders	(0.01)	(0.61)	(1.06)	(1.14)	(0.86)	(0.19)

Net Asset Value, End of Period	$20.40	$19.71	$17.21	$15.60	$17.19	$15.58

Total Return[3,6]	3.58%[7]	19.28%	17.21%	(2.68)%	15.90%	4.82%

Ratio of net expenses to average net assets[8]	0.81%[9]	0.82%	0.83%	0.83%	0.84%	0.83%

Ratio of gross expenses to average net assets[10]	0.89%[9]	0.94%	0.91%	0.90%	0.89%	1.00%

Ratio of net investment income to average net assets[3]	0.04%[9]	0.85%	1.76%	1.27%	0.88%	1.20%

Portfolio turnover	20%[7]	156%	123%	80%	75%	119%

Net assets end of period (000’s) omitted	$3,693	$3,733	$8,358	$8,429	$7,060	$5,796

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12, $0.15, and $0.16 for Class N, Class I, and Class Z shares, respectively.
[5]	Less than $0.005 or $(0.005) per share.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]

Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2020, 0.01% for the fiscal years ended December 31, 2019 and 2018, less than 0.01% and 0.01% for the fiscal years ended 2017 and 2016, respectively.

[9]	Annualized.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$29.97	$26.09	$21.03	$28.04	$24.57	$21.80

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.10)	(0.03)	(0.04)	(0.04)	(0.06)[4]	0.00 [5,6]

Net realized and unrealized gain (loss) on investments	5.09	4.64	6.47	(3.95)	5.06	3.81

Total income (loss) from investment operations	4.99	4.61	6.43	(3.99)	5.00	3.81

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.73)	(1.37)	(3.02)	(1.53)	(1.04)

Net Asset Value, End of Period	$34.96	$29.97	$26.09	$21.03	$28.04	$24.57

Total Return[3,7]	16.65%[8]	17.73%	30.66%	(14.08)%	20.32%	17.44%

Ratio of net expenses to average net assets[9]	1.30%[10,11]	1.29%	1.29%	1.28%	1.32%	1.33%

Ratio of gross expenses to average net assets[12]	1.30%[10,11]	1.30%	1.31%	1.28%	1.33%	1.42%

Ratio of net investment income (loss) to average net assets[3]	(0.60)%[10]	(0.14)%	(0.15)%	(0.13)%	(0.21)%	0.01%

Portfolio turnover	20%[8]	37%	20%	25%	23%	19%

Net assets end of period (000’s) omitted	$10,435	$8,667	$10,239	$12,655	$24,989	$35,760

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017[13]	2016[1]

Net Asset Value, Beginning of Period	$30.61	$26.57	$21.37	$28.42	$24.84	$22.04

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.04)	0.05	0.05	0.06	0.07 [4]	0.10 [5]

Net realized and unrealized gain (loss) on investments	5.19	4.76	6.58	(4.03)	5.10	3.86

Total income (loss) from investment operations	5.15	4.81	6.63	(3.97)	5.17	3.96

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	(0.06)	(0.06)	(0.06)	(0.10)

Net realized gain on investments	—	(0.73)	(1.37)	(3.02)	(1.53)	(1.06)

Total distributions to shareholders	—	(0.77)	(1.43)	(3.08)	(1.59)	(1.16)

Net Asset Value, End of Period	$35.76	$30.61	$26.57	$21.37	$28.42	$24.84

Total Return[3,7]	16.82%[8]	18.16%	31.13%	(13.83)%	20.79%	17.90%

Ratio of net expenses to average net assets[9]	0.95%[10,11]	0.94%	0.94%	0.95%	0.95%	0.94%

Ratio of gross expenses to average net assets[12]	0.95%[10,11]	0.95%	0.96%	0.95%	0.96%	1.03%

Ratio of net investment income (loss) to average net assets[3]	(0.25)%[10]	0.21%	0.20%	0.20%	0.24%	0.43%

Portfolio turnover	20%[8]	37%	20%	25%	23%	19%

Net assets end of period (000’s) omitted	$542,267	$470,373	$331,703	$311,252	$403,309	$367,972

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class Z	(unaudited )	2020	2019	2018	2017[14]

Net Asset Value, Beginning of Period	$30.61	$26.57	$21.37	$28.42	$26.13

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.03)	0.07	0.06	0.07	0.14 [4]

Net realized and unrealized gain (loss) on investments	5.19	4.75	6.59	(4.03)	3.75

Total income (loss) from investment operations	5.16	4.82	6.65	(3.96)	3.89

Less Distributions to Shareholders from:

Net investment income	—	(0.05)	(0.08)	(0.07)	(0.07)

Net realized gain on investments	—	(0.73)	(1.37)	(3.02)	(1.53)

Total distributions to shareholders	—	(0.78)	(1.45)	(3.09)	(1.60)

Net Asset Value, End of Period	$35.77	$30.61	$26.57	$21.37	$28.42

Total Return[3,7]	16.86%[8]	18.21%	31.13%	(13.73)%	14.87%[8]

Ratio of net expenses to average net assets[9]	0.90%[10,11]	0.89%	0.89%	0.90%	0.90%[10]

Ratio of gross expenses to average net assets[12]	0.90%[10,11]	0.90%	0.91%	0.90%	0.91%[10]

Ratio of net investment income (loss) to average net assets[3]	(0.20)%[10]	0.26%	0.25%	0.25%	0.56%[10]

Portfolio turnover	20%[8]	37%	20%	25%	23%

Net assets end of period (000’s) omitted	$129,908	$125,848	$110,020	$85,009	$108,047

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.12), $0.01, and $0.09 for Class N, Class I and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.06) and $0.04 for class N and Class I, respectively.
[6]	Less than $0.005 per share.
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]	Not annualized.
[9]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2021, 0.01% for the fiscal year ended 2020, 2019, less than 0.01% for the fiscal year ended 2018 and period ended December 31, 2017.

[10]	Annualized.
[11]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.
[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[13]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[14]	Commencement of operations was on February 27, 2017.

AMG GW&K Small/Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class N	(unaudited)	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$16.04	$13.03	$9.99	$11.15	$10.35

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.02)	(0.01)	0.00 [4]	(0.01)	0.01 [5]

Net realized and unrealized gain (loss) on investments	2.51	3.02	3.07	(0.91)	0.94

Total income (loss) from investment operations	2.49	3.01	3.07	(0.92)	0.95

Less Distributions to Shareholders from:

Net investment income	—	—	(0.01)	—	—

Net realized gain on investments	—	—	(0.02)	(0.24)	(0.15)

Total distributions to shareholders	—	—	(0.03)	(0.24)	(0.15)

Net Asset Value, End of Period	$18.53	$16.04	$13.03	$9.99	$11.15

Total Return[3,6]	15.52%[7]	23.10%	30.64%	(8.25)%	9.17%[7]

Ratio of net expenses to average net assets[8]	1.07%[9,10]	1.10%	1.09%	1.09%	1.10%[9]

Ratio of gross expenses to average net assets[11]	1.07%[9,10]	1.13%	1.14%	1.16%	1.71%[9]

Ratio of net investment income (loss) to average net assets[3]	(0.23)%[9]	(0.07)%	0.02%	(0.09)%	0.12%[9]

Portfolio turnover	9%[7]	29%	18%	53%	38%

Net assets end of period (000’s) omitted	$68,176	$224	$172	$89	$11

AMG GW&K Small/Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021
Class I	(unaudited)	2020	2019	2018	2017	2016[12]

Net Asset Value, Beginning of Period	$16.06	$13.04	$9.99	$11.15	$9.80	$8.95

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.00)[4]	0.01	0.02	0.01	0.03 [5]	(0.03)

Net realized and unrealized gain (loss) on investments	2.51	3.03	3.07	(0.92)	1.48	0.89

Total income (loss) from investment operations	2.51	3.04	3.09	(0.91)	1.51	0.86

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.02)	(0.01)	(0.01)	(0.01)

Net realized gain on investments	—	—	(0.02)	(0.24)	(0.15)	—

Total distributions to shareholders	—	(0.02)	(0.04)	(0.25)	(0.16)	(0.01)

Net Asset Value, End of Period	$18.57	$16.06	$13.04	$9.99	$11.15	$9.80

Total Return[3,6]	15.63%[7]	23.31%	30.86%	(8.15)%	15.44%	9.55%

Ratio of net expenses to average net assets[8]	0.87%[9,10]	0.92%	0.94%	0.94%	0.94%	0.95%

Ratio of gross expenses to average net assets[11]	0.87%[9,10]	0.95%	0.99%	1.01%	1.62%	4.60%

Ratio of net investment income (loss) to average net assets[3]	(0.03)%[9]	0.11%	0.17%	0.06%	0.26%	(0.38)%

Portfolio turnover	9%[7]	29%	18%	53%	38%	48%

Net assets end of period (000’s) omitted	$248,042	$165,840	$102,784	$54,376	$24,266	$2

AMG GW&K Small/Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class Z	(unaudited)	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$16.07	$13.05	$10.00	$11.15	$10.35

Income (loss) from Investment Operations:

Net investment income[2,3]	0.00 [4]	0.02	0.03	0.02	0.03 [5]

Net realized and unrealized gain (loss) on investments	2.53	3.03	3.07	(0.91)	0.94

Total income (loss) from investment operations	2.53	3.05	3.10	(0.89)	0.97

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	(0.03)	(0.02)	(0.02)

Net realized gain on investments	—	—	(0.02)	(0.24)	(0.15)

Total distributions to shareholders	—	(0.03)	(0.05)	(0.26)	(0.17)

Net Asset Value, End of Period	$18.60	$16.07	$13.05	$10.00	$11.15

Total Return[3,6]	15.74%[7]	23.37%	30.94%	(7.98)%	9.34%[7]

Ratio of net expenses to average net assets[8]	0.82%[9,10]	0.83%	0.84%	0.84%	0.85%[9]

Ratio of gross expenses to average net assets[11]	0.82%[9,10]	0.86%	0.89%	0.91%	1.46%[9]

Ratio of net investment income to average net assets[3]	0.02%[9]	0.19%	0.27%	0.16%	0.37%[9]

Portfolio turnover	9%[7]	29%	18%	53%	38%

Net assets end of period (000’s) omitted	$172,333	$104,705	$95,884	$65,375	$6,980

[1]	Commencement of operations was on February 27, 2017.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Less than $0.005 or $(0.005) per share.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.01), $0.00, and $0.01 for Class N, Class I and Class Z, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2021, 0.01% for the fiscal year ended 2020, 2019, 2018, and less than 0.01% for the fiscal year ended 2017.

[9]	Annualized.

[10]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Effective October 1, 2016, Institutional Class was renamed Class I.

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021
Class N	(unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$26.71	$37.16	$30.93	$43.98	$43.30	$35.71

Income (loss) from Investment Operations:

Net investment income (loss)[3,4]	0.04	0.08	0.07	(0.01)	(0.08)	(0.01)

Net realized and unrealized gain (loss) on investments	6.01	1.00	8.79	(8.40)	3.73	7.61

Total income (loss) from investment operations	6.05	1.08	8.86	(8.41)	3.65	7.60

Less Distributions to Shareholders from:

Net investment income	—	(0.08)	(0.09)	—	—	—

Net realized gain on investments	—	(11.45)	(2.54)	(4.64)	(2.97)	(0.01)

Total distributions to shareholders	—	(11.53)	(2.63)	(4.64)	(2.97)	(0.01)

Net Asset Value, End of Period	$32.76	$26.71	$37.16	$30.93	$43.98	$43.30

Total Return[4,5]	22.73%[6]	3.29%	28.64%	(19.00)%	8.39%	21.31%

Ratio of net expenses to average net assets[7]	1.13%[8]	1.17%	1.17%	1.17%	1.25%	1.32%

Ratio of gross expenses to average net assets[9]	1.17%[8]	1.21%	1.20%	1.18%	1.27%	1.42%

Ratio of net investment income (loss) to average net assets[4]	0.27%[8]	0.28%	0.19%	(0.03)%	(0.18)%	(0.03)%

Portfolio turnover	7%[6]	115%	20%	24%	33%	34%

Net assets end of period (000’s) omitted	$221,406	$243,655	$359,550	$425,540	$923,139	$1,502,587

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class I	(unaudited)	2020	2019	2018	2017[10]

Net Asset Value, Beginning of Period	$26.79	$37.23	$31.05	$44.06	$43.64

Income (loss) from Investment Operations:

Net investment income[3,4]	0.08	0.14	0.13	0.06	0.02

Net realized and unrealized gain (loss) on investments	6.01	1.02	8.83	(8.43)	3.37

Total income (loss) from investment operations	6.09	1.16	8.96	(8.37)	3.39

Less Distributions to Shareholders from:

Net investment income	—	(0.15)	(0.24)	—	—

Net realized gain on investments	—	(11.45)	(2.54)	(4.64)	(2.97)

Total distributions to shareholders	—	(11.60)	(2.78)	(4.64)	(2.97)

Net Asset Value, End of Period	$32.88	$26.79	$37.23	$31.05	$44.06

Total Return[4,5]	22.81%[6]	3.50%	28.86%	(18.88)%	7.73%[6]

Ratio of net expenses to average net assets[7]	0.93%[8]	0.99%	1.01%	1.01%	1.13%[8]

Ratio of gross expenses to average net assets[9]	0.97%[8]	1.03%	1.04%	1.02%	1.15%[8]

Ratio of net investment income to average net assets[4]	0.47%[8]	0.46%	0.35%	0.13%	0.06%[8]

Portfolio turnover	7%[6]	115%	20%	24%	33%

Net assets end of period (000’s) omitted	$83,580	$83,003	$122,323	$306,757	$362,723

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class Z	(unaudited)	2020	2019	2018	2017[10]

Net Asset Value, Beginning of Period	$26.72	$37.16	$31.10	$44.08	$43.64

Income (loss) from Investment Operations:

Net investment income[3,4]	0.08	0.16	0.16	0.10	0.08

Net realized and unrealized gain (loss) on investments	6.01	1.02	8.84	(8.44)	3.33

Total income (loss) from investment operations	6.09	1.18	9.00	(8.34)	3.41

Less Distributions to Shareholders from:

Net investment income	—	(0.17)	(0.40)	—	—

Net realized gain on investments	—	(11.45)	(2.54)	(4.64)	(2.97)

Total distributions to shareholders	—	(11.62)	(2.94)	(4.64)	(2.97)

Net Asset Value, End of Period	$32.81	$26.72	$37.16	$31.10	$44.08

Total Return[4,5]	22.83%[6]	3.57%	28.94%	(18.80)%	7.78%[6]

Ratio of net expenses to average net assets[7]	0.88%[8]	0.92%	0.92%	0.92%	0.98%[8]

Ratio of gross expenses to average net assets[9]	0.92%[8]	0.96%	0.95%	0.93%	1.00%[8]

Ratio of net investment income to average net assets[4]	0.52%[8]	0.53%	0.44%	0.22%	0.21%[8]

Portfolio turnover	7%[6]	115%	20%	24%	33%

Net assets end of period (000’s) omitted	$3,949	$10,481	$11,815	$16,969	$9,929

[1]	Effective February 27, 2017, Class S was renamed Class N.

[2]	Effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class S.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Includes Reduction from broker recapture amounting to 0.02% for the six months ended June 30, 2021.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was on February 27, 2017.

Notes to Financial Statements (unaudited) June 30, 2021

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds II and AMG Funds III (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), AMG GW&K Small Cap Core Fund (“Small Cap Core”), AMG GW&K Small/Mid Cap Fund (“Small/Mid Cap”), AMG GW&K Small Cap Value (“Small Cap Value”), AMG Funds II: AMG GW&K Global Allocation Fund (“Global Allocation”), and AMG GW&K Enhanced Core Bond ESG Fund (“Enhanced Core Bond ESG”) and AMG Funds III: AMG GW&K ESG Bond Fund (“ESG Bond”) (formerly AMG Managers Loomis Sayles Bond Fund), and AMG GW&K High Income Fund (“High Income”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and all Funds except for ESG Bond, High Income and Muni Bond offer Class Z shares. High Income Class I shares commenced operations on March 15, 2021. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

On March 17-18, 2021, the Board of Trustees of AMG Funds III approved GW&K Investment Management, LLC (“GW&K”) as the subadviser to ESG Bond on an interim basis to replace Loomis, Sayles & Company, L.P. (“Loomis”) effective March 19, 2021, which was subsequently approved by the shareholders of ESG Bond on June 11, 2021. In conjunction with the subadviser change, ESG Bond seeks to achieve it’s investment objective by investing in a diversified portfolio of fixed income securities. In conjunction with the respective changes in investment strategy for ESG Bond, the Fund sold substantially all open positions around the date of the subadviser change that increased the Fund’s portfolio turnover. Also, during the transition of ESG Bond, the Fund invested in futures contracts to manage exposure to security markets. ESG Bond also declared a special capital gain distribution on March 29, 2021.

On March 17-18, 2021, the Board of Trustees of AMG GW&K Small Cap Value Fund II (“Small Cap Value II”), a series of AMG Funds IV, approved the reorganization of Small Cap Value II with and into Small Cap Value (the “Reorganization”). Pursuant to the Reorganization, the assets and liabilities of Small Cap Value II will be exchanged for shares of Small Cap Value, and shareholders of Small Cap Value II will become shareholders of Small Cap Value.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

Certain instruments held by a Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term loans between certain major international banks. LIBOR is expected to be phased out by the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments. These effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund’s performance or net asset value.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trusts (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value,

Notes to Financial Statements (continued)

pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap Core, Small/Mid Cap and Small Cap Value had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2021, the impact on the expenses and expense ratios were as follows: Small Cap Core $25,984 or less than 0.01%, Small/Mid Cap $16,586 or less than 0.01% and Small Cap Value $56,464 or 0.02%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly by ESG Bond, Enhanced Core Bond ESG, High Income, which commenced monthly distributions on March 29, 2021, Municipal Bond and Municipal Enhanced; quarterly by Global Allocation; and annually by Small Cap Core, Small/Mid Cap and Small Cap Value. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the

Notes to Financial Statements (continued)

ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to the equalization utilized and prior year true-up on REITs. Temporary differences are primarily due to the deferral of qualified late year losses, wash sales loss deferrals, capital loss carryovers, convertible bonds and contingent payment debt instrument adjustments and market-to-market of foreign currency.

At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

ESG Bond	$926,580,870	$24,771,680	$(5,398,208)	$19,373,472

Enhanced Core Bond ESG	51,650,053	1,632,433	(189,778)	1,442,655

High Income	21,615,498	286,065	(24,571)	261,494

Municipal Bond	1,301,236,253	68,122,865	(689,579)	67,433,286

Municipal Enhanced	331,275,855	31,105,829	(40,958)	31,064,871

Global Allocation	110,734,219	41,987,175	(2,102,758)	39,884,417

Small Cap Core	432,335,543	237,899,472	(3,321,900)	234,577,572

Small/Mid Cap	333,388,974	133,080,071	(1,731,747)	131,348,324

Small Cap Value	236,106,128	64,502,554	(1,503,962)	62,998,592

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2020, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss Carryover Amounts

Fund	Short-Term	Long-Term	Total

Enhanced Core Bond ESG	$1,167,553	$2,260,252	$3,427,805

Global Allocation	1,215,727	–	1,215,727

Small/Mid Cap*	–	646,338	646,338

*Amounts may be limited due to sections 381-384 of the Internal Revenue Code, related to limitations on carryforwards and certain built-in losses following an ownership change or corporate acquisition.

As of December 31, 2020, ESG Bond, High Income, Municipal Bond, Municipal Enhanced, Small Cap Core and Small Cap Value had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ending December 31, 2021, such amounts may be used to offset future realized capital gains, for an unlimited time period.

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020, the capital stock transactions by class for the Funds were as follows:

	ESG Bond				Enhanced Core Bond ESG

	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	937,856	$24,875,278	2,974,694	$80,948,805	204,718	$2,194,754	325,128	$3,475,322

Reinvestment of distributions	1,524,093	38,725,071	712,467	19,290,277	9,315	99,554	20,814	219,293

Cost of shares repurchased	(3,533,011)	(92,355,097)	(6,734,473)	(180,090,308)	(129,758)	(1,386,819)	(352,412)	(3,703,576)

Net increase (decrease)	(1,071,062)	$(28,754,748)	(3,047,312)	$(79,851,226)	84,275	$907,489	(6,470)	$(8,961)

Class I:

Proceeds from sale of shares	2,258,532	$60,004,450	5,277,165	$142,427,000	890,536	$9,545,711	1,930,056	$20,740,872

Reinvestment of distributions	1,530,746	38,906,646	741,223	20,066,494	18,653	200,208	28,452	303,557

Cost of shares repurchased	(5,401,800)	(140,617,555)	(8,884,854)	(237,615,746)	(954,990)	(10,230,898)	(250,872)	(2,616,750)

Net increase (decrease)	(1,612,522)	$(41,706,459)	(2,866,466)	$(75,122,252)	(45,801)	$(484,979)	1,707,636	$18,427,679

Class Z:

Proceeds from sale of shares	–	–	–	–	84,494	$908,900	325,068	$3,463,674

Reinvestment of distributions	–	–	–	–	8,681	93,097	20,445	216,232

Cost of shares repurchased	–	–	–	–	(109,346)	(1,172,322)	(278,702)	(2,935,192)

Net increase (decrease)	–	–	–	–	(16,171)	$(170,325)	66,811	$744,714

	High Income				Municipal Bond

	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	92,436	$2,070,292	122,058	$2,754,401	349,045	$4,326,667	841,918	$10,312,713

Reinvestment of distributions	3,386	76,266	36,046	798,071	7,003	86,727	22,319	274,465

Cost of shares repurchased	(142,054)	(3,185,164)	(142,591)	(3,100,201)	(419,041)	(5,198,727)	(950,262)	(11,578,005)

Net increase (decrease)	(46,232)	$(1,038,606)	15,513	$452,271	(62,993)	$(785,333)	(86,025)	$(990,827)

Class I:[1]

Proceeds from sale of shares	466,936	$10,454,632	–	–	18,658,726	$232,816,480	50,063,425	$614,578,625

Reinvestment of distributions	4,093	92,123	–	–	565,528	7,043,372	1,402,065	17,349,323

Cost of shares repurchased	(6,490)	(146,203)	–	–	(16,884,003)	(210,660,484)	(31,883,833)	(389,584,617)

Net increase	464,539	$10,400,552	–	–	2,340,251	$29,199,368	19,581,657	$242,343,331

Notes to Financial Statements (continued)

	Municipal Enhanced				Global Allocation

	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	1,213,180	$13,005,776	1,891,900	$19,211,900	187,100	$3,732,574	359,114	$6,076,127

Reinvestment of distributions	6,093	66,034	17,895	186,782	234	4,512	114,659	1,674,037

Cost of shares repurchased	(423,812)	(4,584,615)	(1,989,572)	(20,374,161)	(445,643)	(8,841,218)	(1,932,600)	(31,474,792)

Net increase (decrease)	795,461	$8,487,195	(79,777)	$(975,479)	(258,309)	$(5,104,132)	(1,458,827)	$(23,724,628)

Class I:

Proceeds from sale of shares	5,688,224	$59,643,464	11,477,762	$114,640,533	296,317	$5,841,328	2,038,932	$33,784,181

Reinvestment of distributions	188,430	1,974,703	570,856	5,821,974	596	11,615	112,082	1,651,265

Cost of shares repurchased	(2,734,462)	(28,684,545)	(7,868,907)	(78,826,067)	(407,464)	(8,200,045)	(7,267,874)	(114,947,733)

Net increase (decrease)	3,142,192	$32,933,622	4,179,711	$41,636,440	(110,551)	$(2,347,102)	(5,116,860)	$(79,512,287)

Class Z:

Proceeds from sale of shares	–	–	146	$1,500	8,565	$170,054	85,028	$1,346,330

Reinvestment of distributions	146	$1,520	455	4,635	139	2,727	14,496	214,292

Cost of shares repurchased	–	–	–	–	(17,037)	(346,289)	(395,703)	(6,255,591)

Net increase (decrease)	146	$1,520	601	$6,135	(8,333)	$(173,508)	(296,179)	$(4,694,969)

	Small Cap Core				Small/Mid Cap

	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	40,343	$1,359,845	81,195	$1,849,925	16,835	$13,241,252	727	$10,000

Reinvestment of distributions	–	–	7,028	206,122	–	–	–	–

Proceeds from sale of shares issued in connection with merger[2]	–	–	–	–	3,848,331	66,278,653	–	–

Cost of shares repurchased	(30,981)	(1,041,445)	(191,533)	(4,505,002)	(199,953)	(3,623,909)	–	–

Net increase (decrease)	9,362	$318,400	(103,310)	$(2,448,955)	3,665,213	$75,895,996	727	$10,000

Class I:

Proceeds from sale of shares	1,716,720	$58,438,950	6,647,636	$153,200,697	2,816,671	$59,771,539	4,771,671	$58,055,212

Reinvestment of distributions	–	–	348,162	10,423,972	–	–	11,292	178,297

Proceeds from sale of shares issued in connection with merger[2]	–	–	–	–	792,895	13,678,626	–	–

Cost of shares repurchased	(1,919,362)	(66,071,433)	(4,112,470)	(96,834,817)	(582,606)	(10,474,387)	(2,334,832)	(26,093,366)

Net increase (decrease)	(202,642)	$(7,632,483)	2,883,328	$66,789,852	3,026,960	$62,975,778	2,448,131	$32,140,143

Notes to Financial Statements (continued)

	Small Cap Core				Small/Mid Cap

	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class Z:

Proceeds from sale of shares	1,716,007	$60,892,794	222,490	$5,627,757	2,611,799	$33,770,672	740,790	$9,664,314

Reinvestment of distributions	–	–	104,205	3,120,958	–	–	11,828	187,001

Proceeds from sale of shares issued in connection with merger[2]	–	–	–	–	780,901	13,486,545	–	–

Cost of shares repurchased	(2,195,722)	(77,955,942)	(356,478)	(8,924,122)	(639,402)	(37,227,449)	(1,583,660)	(19,896,793)

Net increase (decrease)	(479,715)	$(17,063,148)	(29,783)	$(175,407)	2,753,298	$10,029,768	(831,042)	$(10,045,478)

	Small Cap Value

	June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	427,514	$13,251,941	874,807	$25,658,252

Reinvestment of distributions	–	–	2,953,511	77,884,081

Cost of shares repurchased	(2,790,395)	(88,135,664)	(4,383,180)	(125,831,759)

Net decrease	(2,362,881)	$(74,883,723)	(554,862)	$(22,289,426)

Class I:

Proceeds from sale of shares	220,880	$6,951,656	669,037	$19,414,296

Reinvestment of distributions	–	–	1,212,187	32,050,234

Cost of shares repurchased	(777,918)	(24,048,834)	(2,068,313)	(58,336,031)

Net decrease	(557,038)	$(17,097,178)	(187,089)	$(6,871,501)

Class Z:

Proceeds from sale of shares	20,284	$620,894	34,276	$1,038,772

Reinvestment of distributions	–	–	120,519	3,178,096

Cost of shares repurchased	(292,143)	(8,826,211)	(80,517)	(2,507,706)

Net increase (decrease)	(271,859)	$(8,205,317)	74,278	$1,709,162

[1]	Commencement of operations was March 15, 2021 for Class I of High Income.

[2]	See Note 12 of the Notes to Financial Statements.

At June 30, 2021, certain unaffiliated shareholders of record, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small/Mid Cap - one owns 16% and Small Cap Value- one owns 12%. Transactions by these shareholders may have a material impact on the Fund.

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2021, the market value of Repurchase Agreements outstanding for ESG Bond, Enhanced Core Bond ESG, High Income, Global Allocation, and Small Cap Value were $26,441,895, $1,621,125, $2,570,984, $1,202,439, and $18,254, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds (except Small Cap Value) may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K. Prior to March 19, 2021, ESG Bond’s investment portfolio was managed by Loomis.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2021, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

ESG Bond	0.23%[1]

Enhanced Core Bond ESG	0.30%

High Income	0.39%[2]

Municipal Bond

on first $25 million	0.35%

on next $25 million	0.30%

on next $50 million	0.25%

on balance over $100 million	0.20%

Municipal Enhanced	0.45%

Global Allocation	0.60%

Small Cap Core	0.70%

Small/Mid Cap	0.62%[3]

Small Cap Value	0.70%[4]

[1]	Prior to June 12, 2021, the annual rate for the investment management fees for ESG Bond was 0.26% of the Fund’s average daily net assets.
[2]	Prior to December 4, 2020, the annual rate for the investment management fees for High Income was 0.55% of the Fund’s average daily net assets.
[3]	Prior to October 8, 2020, the annual rate for the investment management fees for Small Mid/Cap was 0.65% of the Fund’s average daily net assets.
[4]	Prior to December 4, 2020, the annual rate for the investment management fees for Small Cap Value was 0.73% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least May 1, 2023 for ESG Bond and through at least May 1, 2022 for Enhanced Core Bond ESG, High Income, Municipal Bond, Municipal Enhanced, Global Allocation, Small Cap Core, Small/Mid Cap, and Small Cap Value, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of ESG Bond, Enhanced Core Bond ESG,

Notes to Financial Statements (continued)

High Income, Municipal Bond, Municipal Enhanced, Global Allocation, Small Cap Core, Small/Mid Cap and Small Cap Value to the annual rate of 0.43%, 0.48%. 0.59%, 0.34%, 0.59%, 0.81%, 0.90%, 0.82% and 0.90%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to June 12, 2021, ESG Bond expense limitation was 0.46%; prior to December 4, 2020, the expense limitation was 0.89% for High Income and 0.92% for Small Cap Value; and prior to October 8, 2020, the expense limitation was 0.85% for Small/Mid Cap.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At June 30, 2021, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration
Period	ESG Bond	Enhanced Core Bond ESG	High Income

Less than 1 year	–	$126,356	$90,878

1-2 years	$82,377	149,252	85,568

2-3 years	42,559	122,318	77,004

Total	$124,936	$397,926	$253,450

Expiration
Period	Municipal Bond	Municipal Enhanced	Global Allocation

Less than 1 year	$605,846	$186,388	$165,084

1-2 years	668,704	233,459	226,789

2-3 years	702,072	239,668	152,764

Total	$1,976,622	$659,515	$544,637

Expiration
Period	Small Cap Core	Small/Mid Cap	Small Cap Value

Less than 1 year	–	$61,392	$145,265

1-2 years	$25,233	65,954	158,806

2-3 years	13,889	21,000	111,469

Total	$39,122	$148,346	$415,540

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund, except ESG Bond, High Income and Small Cap Value, may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s, except ESG Bond, High Income and Small Cap Value, average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of each Fund, except ESG Bond, High Income and Small Cap Value, for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of ESG Bond, High Income, Municipal Bond, Municipal Enhanced, Small Cap Core, and Small Cap Value, and for Enhanced Core Bond ESG’s, Global Allocation’s and Small/Mid Cap’s Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2021, were as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

ESG Bond

Class N	0.25%	0.25%

Class I	0.05%	0.04%

Enhanced Core Bond ESG

Class I	0.10%	0.06%

Notes to Financial Statements (continued)

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

High Income

Class N	0.25%	0.25%

Class I	0.05%	0.02%

Municipal Bond

Class N	0.15%	0.12%

Class I	0.05%	0.05%

Municipal Enhanced

Class N	0.15%	0.15%

Class I	0.05%	0.05%

Global Allocation

Class I	0.10%	0.10%

Small Cap Core

Class N	0.15%	0.15%

Class I	0.05%	0.05%

Small/Mid Cap

Class I	0.05%	0.05%

Small Cap Value

Class N	0.25%	0.25%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At June 30, 2021, Small Cap Value had interfund loans outstanding for $35,217,070.

The following Funds utilized the interfund loan program during the six months ended June 30, 2021 as follows:

	Average	Number	Interest	Average
Fund	Lent	of Days	Earned	Interest Rate

ESG Bond	$5,307,698	2	$273	0.940%

Enhanced Core Bond ESG	1,817,858	5	227	0.910%

Municipal Bond	2,427,372	12	728	0.912%

Municipal Enhanced	2,120,374	4	212	0.913%

Small/Mid Cap	1,557,880	4	154	0.903%

	Average	Number	Interest	Average
Fund	Borrowed	of Days	Paid	Interest Rate

ESG Bond	$1,241,666	7	$216	0.910%

Enhanced Core Bond ESG	2,212,964	2	111	0.910%

Small Cap Core	45,574,951	2	2,282	0.914%

Small Cap Value	15,277,488	3	1,185	0.944%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2021, were as follows:

	Long Term Securities

Fund	Purchases	Sales

ESG Bond	$877,762,994	$1,121,184,216

Enhanced Core Bond ESG	18,801,887	21,262,804

High Income	21,290,046	11,893,008

Municipal Bond	192,260,141	106,299,473

Municipal Enhanced	145,002,444	112,631,979

Global Allocation	25,817,705	28,220,268

Small Cap Core	126,686,325	158,029,006

Small/Mid Cap	88,550,914	34,821,133

Small Cap Value	23,170,231	127,681,382

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2021 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

ESG Bond	$601,067,828	$414,611,529

Enhanced Core Bond ESG	9,893,839	8,492,871

Global Allocation	3,504,599	5,856,773

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates.

Notes to Financial Statements (continued)

Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2021, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

ESG Bond	$27,730,546	$26,441,895	$2,167,365	$28,609,260

Enhanced Core Bond ESG	2,100,622	1,621,125	545,733	2,166,858

High Income	2,980,290	2,570,984	516,734	3,087,718

Global Allocation	8,649,389	1,202,439	7,683,745	8,886,184

Small Cap Core	78,813,409	–	81,693,352	81,693,352

Small/Mid Cap	24,555,840	–	24,951,767	24,951,767

Small Cap Value	41,958,550	18,254	45,500,578	45,518,832

Additionally, Small Cap Value sold securities for $2,783,221, which were still out on loan as of June 30, 2021.

The following table summarizes the securities received as collateral for securities lending at June 30, 2021:

Fund	Collateral Type	Coupon Range	Maturity Date Range

ESG Bond	U.S. Treasury Obligations	0.125%-3.875%	08/15/21-02/15/51

Enhanced Core Bond ESG	U.S. Treasury Obligations	0.000%-4.500%	07/13/21-02/15/51

High Income	U.S. Treasury Obligations	0.125%-3.875%	08/15/21-02/15/51

Global Allocation	U.S. Treasury Obligations	0.000%-7.500%	07/15/21-02/15/51

Small Cap Core	U.S. Treasury Obligations	0.000%-7.500%	07/13/21-02/15/51

Small/Mid Cap	U.S. Treasury Obligations	0.000%-7.500%	07/13/21-11/15/50

Small Cap Value	U.S. Treasury Obligation	0.000%-6.875%	07/13/21-02/15/51

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, or delayed delivery securities may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

9. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why ESG Bond used derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of

Notes to Financial Statements (continued)

derivative contract, are included in a table at the end of ESG Bond’s Schedule of Portfolio Investments. During the transitions for ESG Bond, the transition manager used futures contracts to realign the Fund’s portfolio. The average of financial instruments outstanding were as follows:

ESG Bond

Financial Futures Contracts

Average number of contracts purchased	16

Average number of contracts sold	18

Average notional value of contracts purchased	$2,345,135

Average notional value of contracts sold	$2,671,583

10. FUTURES CONTRACTS

During the transition of the portfolio for ESG Bond, the transition manager purchased futures contracts to achieve desired levels of investment. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day.

Variation margin on future contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as Receivable for variation margin or Payable for variation margin, and in the Statement of Operations as Net change in unrealized appreciation (depreciation) on futures contracts until the contracts are closed, when they are recorded as Net realized gain or loss on futures contracts.

At June 30, 2021, there were no open futures contracts.

11. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2021:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

ESG Bond

Bethesda Securities LLC	$1,424,332	–	$1,424,332	$1,424,332	–

Cantor Fitzgerald Securities, Inc.	6,280,000	–	6,280,000	6,280,000	–

Citadel Securities LLC	4,020,899	–	4,020,899	4,020,899	–

JVB Financial Group LLC	2,331,568	–	2,331,568	2,331,568	–

Mirae Asset Securities USA, Inc.	2,962,254	–	2,962,254	2,962,254	–

RBC Dominion Securities, Inc.	2,882,530	–	2,882,530	2,882,530	–

State of Wisconsin Investment Board	4,620,735	–	4,620,735	4,620,735	–

StoneX Financial, Inc.	1,919,577	–	1,919,577	1,919,577	–

Total	$26,441,895	–	$26,441,895	$26,441,895	–

Enhanced Core Bond ESG

Daiwa Capital Markets America	$621,125	–	$621,125	$621,125	–

RBC Dominion Securities, Inc.	1,000,000	–	1,000,000	1,000,000	–

Total	$1,621,125	–	$1,621,125	$1,621,125	–

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented in		Net
	the Statement of	Offset	Asset	Collateral	Net
Fund	Assets and Liabilities	Amount	Balance	Received	Amount

High Income

Citigroup Global Markets, Inc.	$570,984	–	$570,984	$570,984	–

Daiwa Capital Markets America	1,000,000	–	1,000,000	1,000,000	–

RBC Dominion Securities, Inc.	1,000,000	–	1,000,000	1,000,000	–

Total	$2,570,984	–	$2,570,984	$2,570,984	–

Global Allocation

Deutsche Bank Securities, Inc.	$202,439	–	$202,439	$202,439	–

RBC Dominion Securities, Inc.	1,000,000	–	1,000,000	1,000,000	–

Total	$1,202,439	–	$1,202,439	$1,202,439	–

Small Cap Value

TD Securities LLC	$18,254	–	$18,254	$18,254	–

12. FUND MERGER

On March 8, 2021, Small/Mid Cap acquired all the net assets of AMG GW&K Mid Cap Fund (“Mid Cap”) based on the respective valuations as of the close of business on March 5, 2021, pursuant to a Plan of Reorganization approved by the Board of Mid Cap on October 8, 2021.

The acquisition was accomplished by a tax-free exchange of 2,667,192 Class N shares of Mid Cap at a net asset value of $17.22 per share for 3,848,331 Class N shares of Small/Mid Cap; 519,987 Class I shares of Mid Cap at a net asset value of $17.25 per share for 792,895 Class I shares of Small/Mid Cap; and 474,356 Class Z shares of Mid Cap at a net asset value of $17.27 per share for 780,901 Class Z shares of Small/Mid Cap.

The net assets of Small/Mid Cap and Mid Cap immediately before the acquisition were $311,921,415 and $93,443,824 respectively, including unrealized appreciation of $16,703,006 for Mid Cap. Immediately after the acquisition, the combined net assets of Small/Mid Cap amounted to $405,365,238. For financial reporting purposes, assets received and shares issued by Small/Mid Cap were recorded at fair value; however, the cost basis of the investments received from Mid Cap was carried forward to align ongoing reporting of Small/Mid Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming this reorganization had been completed on January 1, 2021, Small/Mid Cap’s results of operations for the six months ended June 30, 2021 would have been as follows:

Net Investment Income	$134,014

Realized and Unrealized Gain on Investments	77,532,198

Net Increase to Net Assets from Operations	$77,666,212

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Fund that have been included in its statements of operations for the six months ended June 30, 2021.

13. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements, except for on August 9, 2021, Small Cap Value acquired all the net assets of Small Cap Value II based on the respective valuations as of the close of business on August 6, 2021, pursuant to a Plan of Reorganization approved by the Board of Small Cap Value II on March 17-18, 2021.

The acquisition was accomplished by a tax-free exchange of 399,433 Class N shares of Small Cap Value II at a net asset value of $29.52 per share for 186,108 Class N shares of Small Cap Value; 3,846,984 Class I shares of Small Cap Value II at a net asset value of $29.60 per share for 1,824,176 Class I shares of Small Cap Value; and 1,924,341 Class Z shares of Small Cap Value II at a net asset value of $29.52 per share for 914,333 Class Z shares of Small Cap Value.

The net assets of Small Cap Value and Small Cap Value II immediately before the acquisition were $299,058,407 and $86,478,858 respectively, including unrealized appreciation of $7,179,547 for Small Cap Value II. Immediately after the acquisition, the combined net assets of Small Cap Value amounted to $385,537,265. For financial reporting purposes, assets received and shares issued by Small Cap Value were recorded at fair value; however, the cost basis of the investments received from Small Cap Value II was carried forward to align ongoing reporting of Small Cap Value’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Other Information (unaudited)

PROXY VOTE

A special meeting of the shareholders of AMG GW&K ESG Bond Fund (the “Fund”) was held on June 11, 2021, to vote on proposals including to approve a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund. The proposals and results of the votes are summarized below.

		Number of Eligible Shareholders

Proposal 1	For	Against	Abstain	Uninstructed

Approval of a new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund.	17,508,953	807,301	1,879,881	555,343

% of Shares Present	84.37%	3.89%	9.06%	2.68%

% of Outstanding Shares	43.10%	1.99%	4.63%	1.36%
		Number of Eligible Shareholders

Proposal 2	For	Against	Abstain	Uninstructed

Approval of a modified manager-of-managers structure for the Fund that would permit the Investment Manager to enter into and materially amend subadvisory agreements with unaffiliated and affiliated subadvisers without obtaining shareholder approval and would also permit the Fund to disclose fees paid to subadvisers on an aggregate, rather than individual, basis.	16,662,130	1,553,105	1,980,900	555,343

% of Shares Present	80.29%	7.48%	9.55%	2.68%

% of Outstanding Shares	41.01%	3.82%	4.88%	1.37%

Fund Totals:	Shares

Record Total	40,625,208

Shares Voted	20,751,478

Percent Present	51.08%

A special meeting of the shareholders of AMG GW&K High Income Fund (the “Fund”) was held on February 25, 2021, to vote on proposals including to approve a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund. The proposals and results of the votes are summarized below.

		Number of Eligible Shareholders

Proposal 1	For	Against	Abstain

Approval of a new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund.	190,732	24,164	22,316

% of Shares Present	80.40%	10.19%	9.41%

% of Outstanding Shares	40.75%	5.16%	4.77%
		Number of Eligible Shareholders

Proposal 2	For	Against	Abstain

Approval of a modified manager-of-managers structure for the Fund that would permit the Investment Manager to enter into and materially amend subadvisory agreements with unaffiliated and affiliated subadvisers without obtaining shareholder approval and would also permit the Fund to disclose fees paid to subadvisers on an aggregate, rather than individual, basis.	160,306	55,297	21,609

% of Shares Present	67.58%	23.31%	9.11%

% of Outstanding Shares	34.25%	11.81%	4.62%

Other Information (continued)

		Number of Eligible Shareholders

Proposal 3	For	Against	Abstain

Amending the Fund’s “fundamental” investment restriction with respect to concentrating investments in a particular industry.	167,842	48,232	21,138

% of Shares Present	70.76%	20.33%	8.91%

% of Outstanding Shares	35.86%	10.30%	4.52%

Fund Totals:	Shares

Record Total	468,032

Shares Voted	237,212

Percent Present	50.68%

A special meeting of the shareholders of AMG GW&K Small Cap Value Fund (the “Fund”) was held on April 8, 2021, to vote on proposals including to approve a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund. The proposals and results of the votes are summarized below.

		Number of Eligible Shareholders

Proposal 1	For	Against	Abstain

Approval of a new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund	5,121,031	1,169,677	352,535

% of Shares Present	77.08%	17.61%	5.31%

% of Outstanding Shares	38.69%	8.84%	2.66%
		Number of Eligible Shareholders

Proposal 2	For	Against	Abstain

Approval of a manager-of-managers structure for the Fund that would permit the Investment Manager to enter into and materially amend subadvisory agreements with unaffiliated and affiliated subadvisers without obtaining shareholder approval and would also permit the Fund to disclose fees paid to subadvisers on an aggregate, rather than individual, basis.	4,669,503	1,397,021	576,719

% of Shares Present	70.29%	21.03%	8.68%

% of Outstanding Shares	35.28%	10.55%	4.36%

Fund Totals:	Shares

Record Total	13,236,113

Shares Voted	6,643,243

Percent Present	50.19%

Other Information (continued)

A special meeting of the shareholders of AMG GW&K Mid Cap Fund (the “Mid Cap Fund”) was held on March 5, 2021, to vote on proposals including to merge into AMG GW&K Small/Mid Cap Fund (the “Fund”) and to approve a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund. The proposals and results of the votes are summarized below.

		Number of Eligible Shareholders

Proposal 1	For	Against	Abstain	Uninstructed

Approval of an Agreement and Plan of Reorganization, which provides for the acquisition of the assets and assumption of the liabilities of the Mid Cap Fund in exchange for shares of the Fund, and the liquidation and termination of the Mid Cap Fund	1,637,124	97,931	297,412	78,257

% of Shares Present	77.56%	4.64%	14.09%	3.71%

% of Outstanding Shares	40.91%	2.45%	7.43%	1.95%
		Number of Eligible Shareholders

Proposal 2	For	Against	Abstain	Uninstructed

Approval for the Mid Cap Fund a subadvisory agreement between AMG Funds LLC, the current investment manager to the Mid Cap Fund, and GW&K Investment Management, LLC, the current interim subadviser to the Mid Cap Fund.	1,624,409	100,354	307,704	78,257

% of Shares Present	76.96%	4.75%	14.58%	3.71%

% of Outstanding Shares	40.59%	2.51%	7.69%	1.95%

Fund Totals:	Shares

Record Total	4,002,002

Shares Voted	2,110,724

Percent Present	52.74%

Annual Renewal of Investment Management and Subadvisory Agreements

AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K Global Allocation Fund, AMG GW&K ESG Bond Fund (formerly AMG Managers Loomis Sayles Bond Fund), AMG GW&K High Income Fund (formerly AMG Managers Global Income Opportunity Fund), and AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund): Approval of Investment Management and Subadvisory Agreements on June 24, 2021

At a meeting held via telephone and video conference on June 24, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds, AMG Funds II, and AMG Funds III (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Enhanced Core Bond ESG Fund and AMG GW&K Global Allocation Fund, and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016; and the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds III for AMG GW&K ESG Bond Fund (formerly AMG Managers Loomis Sayles Bond Fund) and AMG GW&K High Income Fund (formerly AMG Managers Global Income Opportunity Fund), and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with the Subadviser for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund[2]. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K Global Allocation Fund, AMG GW&K ESG Bond Fund, AMG GW&K High Income Fund, and AMG GW&K Small Cap Value Fund (each, a “Fund,” and collectively, the “Funds”), the Investment Manager and, with respect to AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund, the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and the Small Cap Value Subadvisory Agreement, the High Income Subadvisory Agreement and the ESG Bond Subadvisory Agreement, and annual consideration of each Subadvisory Agreement and the Small Cap Value Subadvisory Agreement, the High Income Subadvisory Agreement and the ESG Bond Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

For AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund, the Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, and AMG GW&K Enhanced Core Bond ESG Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s investment philosophy, strategies and techniques used in managing each Fund. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadvisers during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was below, above, above, and above, respectively, the median performance of the Peer Group and below, below, below, and above the performance of the Fund Benchmark, the Russell 2000 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period and the top quartile relative to its Peer Group for the 3-year and 5-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Small/Mid Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2021 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2021 was above the median performance of the Peer Group and below, above, above, and below, respectively, the performance of the Fund

Benchmark, the Russell 2500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year period and in the top quintile relative to its Peer Group for the 5-year period. The Trustees also took into account the fact that the Fund made changes to its principal investment strategy in 2017. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was below, above, above, and above, respectively, the median performance of the Peer Group and below, above, below, and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class I shares of the Fund ranked in the top quintile relative to its Peer Group for the 3-year period, in the top quartile relative to its Peer Group for the 10-year period, and in the top third relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2021 was below, above, above, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also noted that Class I shares of the Fund ranked in the top quartile relative to its Peer Group for the 3-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

With respect to AMG GW&K Enhanced Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was above, above, below, and below, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark. The Trustees also noted that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 3-year period. The Trustees also took into account the fact that the Fund transitioned to include an ESG strategy in 2019. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Global Allocation Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, a Composite Index (60% MSCI ACWI Index and 40% Bloomberg Barclays Global Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Peer Group and the Fund Benchmark. The Trustees also noted that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year, 5-year, and 10-year periods and in the top quartile relative to its Peer Group for the 1-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective April 17, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K ESG Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was above, below, above, and above, respectively, the median performance of the Peer Group and above, below, above, and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 1-year period and in the top quartile relative to its Peer Group for the 5-year and 10-year periods. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K High Income Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg Barclays U.S. High Yield 1-5 Year Ba Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance is being addressed.

With respect to AMG GW&K Small Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was above, below, below, and above, respectively, the median performance of the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that

Class N shares of the Fund outperformed the median of its Peer Group for the 1-year period and ranked in the top quintile relative to its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser and investment strategy changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 24, 2021 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the changes to the management, subadvisory, and shareholder servicing fee rates and the changes to the expense caps that were implemented during the past year for AMG GW&K Small/Mid Cap Fund, AMG GW&K ESG Bond Fund, AMG GW&K High Income Fund, and AMG GW&K Small Cap Value Fund. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

For each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund, in considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that, effective October 8, 2020, the Investment Manager has contractually agreed, through May 1, 2022, to lower the Fund’s contractual expense limitation from 0.85% to 0.82% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also noted that, effective October 8, 2020, the Fund’s management fee rate was reduced. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2021 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The

Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2021 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Global Allocation Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.81%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that, effective June 11, 2021, the Investment Manager has contractually agreed, through May 1, 2023, to lower the Fund’s contractual expense limitation from 0.46% to 0.43% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also noted that, effective June 11, 2021, the Fund’s management fee rate was reduced. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to AMG GW&K High Income Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class N shares of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that, effective December 4, 2020, the Investment Manager has contractually agreed, through May 1, 2022, to lower the Fund’s contractual expense limitation from 0.89% to 0.59% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also noted that, effective December 4, 2020, the Fund’s management fee rate was reduced. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund, as well as its competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to AMG GW&K Small Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that, effective December 4, 2020, the Investment Manager has contractually agreed, through May 1, 2022, to lower the Fund’s contractual expense limitation from 0.92% to 0.90% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also noted that, effective December 4, 2020, the Fund’s management fee rate was reduced. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, AMG GW&K High Income Fund and AMG GW&K Small Cap Value Fund, the Trustees also considered information provided by the Investment Manager throughout the previous year related to the benefits of the strategic repositioning of the AMG Funds complex for greater alignment with Affiliated Managers Group, Inc. (“AMG”), in which each fund that was not previously subadvised by an affiliate of AMG (each affiliate of AMG, an “Affiliate” and collectively, “Affiliates”) was transitioned to an AMG Affiliate subadviser. The Trustees considered that the strategic repositioning was expected to create value for the Funds, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The Trustees noted the expectations that the changes would result in bringing the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamlining the lineup of funds in the AMG Funds complex and reducing the number of subadvisers in the AMG Funds complex, significantly reducing strategy overlap and providing more differentiated investment solutions for the AMG Funds complex that are otherwise not available to U.S. retail investors. The Trustees further considered the expectation that the repositioning would bring AMG’s strong partnerships in support of the Funds and the AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Funds and the rest of the AMG Funds complex. The Trustees noted that AMG’s relationship with its Affiliates will also allow the Funds to have greater insight into the Affiliates’ compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 24, 2021, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for each Fund and the Subadvisory Agreement for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

[1] The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the June 24, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

[2] At a meeting held via telephone and videoconference on December 3, 2020 (the “December Meeting”), the Board of AMG Funds, and separately a majority of the Independent Trustees, approved the Subadvisory Agreement with respect to AMG GW&K Small Cap Value Fund (the “Small Cap Value Subadvisory Agreement”). The Small Cap Value Subadvisory Agreement was subsequently approved by the Fund’s shareholders at a special meeting held on April 8, 2021, for an initial two-year period. Also at the December Meeting, the Board of AMG Funds III, and separately a majority of the Independent Trustees, approved the Subadvisory Agreement with respect to AMG GW&K High Income Fund (the “High Income Subadvisory Agreement”). The High Income Subadvisory Agreement was subsequently approved by the Fund’s shareholders at a special meeting held on March 25, 2021, for an initial two-year period. At a meeting held via telephone and videoconference on March 17-18, 2021, the Board of AMG Funds III, and separately a majority of the Independent Trustees, approved the Subadvisory Agreement with respect to AMG GW&K ESG Bond Fund (the “ESG Bond Subadvisory Agreement”). The ESG Bond Subadvisory Agreement was subsequently approved by the Fund’s shareholders at a special meeting held on June 11, 2021, for an initial two-year period. References herein to the “Subadvisory Agreements” refer to the Subadvisory Agreements for AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund, and do not include the Small Cap Value Subadvisory Agreement, the High Income Subadvisory Agreement or the ESG Bond Subadvisory Agreement.

Approval of Subadvisory Agreements

AMG Managers Loomis Sayles Bond

Fund: Approval of Subadvisory Agreements on March 17-18, 2021

At a meeting held via telephone and videoconference on March 17-18, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), unanimously voted to terminate the subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and Loomis, Sayles & Company, L.P. (“Loomis”) with respect to AMG Managers Loomis Sayles Bond Fund (the “Fund”) (the “Former Subadvisory Agreement”), and approve the interim subadvisory agreement between the Investment Manager and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund (the “Interim Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund (the “New Subadvisory Agreement” and together with the Interim Subadvisory Agreement, the “Agreements”), and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose, including a recommendation that shareholders vote to approve the New Subadvisory Agreement. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Agreements.

In considering the Agreements, the Trustees considered the information relating to the Fund and GW&K provided to them in connection with the meeting on March 17-18, 2021, and other meetings of the Board throughout the last twelve months, as well as in prior years. In considering the Agreements, the Trustees also considered information relating to the 12 other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of March 17-18, 2021, consisted of 46 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques

(the “Investment Strategy”) that are intended to be used by GW&K in managing the Fund. The Trustees noted that the Fund’s investment objective would be to generate income and capital appreciation and the Fund would invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities). Among other things, at this meeting and/or prior meetings, the Trustees reviewed information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure, GW&K’s compliance policies and procedures, and GW&K’s brokerage policies and practices. The Trustees noted that GW&K was founded in 1974 and has 155 employees. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Fund. The Trustees noted that one proposed portfolio manager joined GW&K in 2005 and the other proposed portfolio manager joined GW&K in 2013. The Trustees further noted that the proposed portfolio managers serve as portfolio managers on other funds subadvised by GW&K in the AMG Funds Complex. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Fund; (b) the qualifications and experience of GW&K’s personnel; and (c) GW&K’s compliance program. The Trustees additionally considered GW&K’s risk management processes. The Trustees reviewed GW&K’s compliance policies and procedures, code of ethics, and specific information related to how GW&K monitors, among other things, portfolio compliance and proxy voting and deemed all of them to be adequate. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of December 31, 2020, GW&K managed approximately $51 billion in assets. The Trustees concluded that, given GW&K’s financial condition, it would be able to meet any reasonably foreseeable obligations under the Agreements.

PERFORMANCE

Because GW&K was proposing to manage the Fund with a new ESG fixed income investment strategy, the Trustees noted that they could not draw any conclusions regarding the performance of the Fund to date. The Trustees, however, considered the performance of GW&K with respect to its Core Bond ESG Composite and Enhanced Core Bond ESG Composite, which had not been adjusted for the fees and expenses of the Fund. The Trustees noted that the Core Bond ESG Composite outperformed its benchmark for the one-year period ended December 31, 2020, and for the period since the inception of the Core Bond ESG Composite on January 1, 2019 through December 31, 2020. The Trustees noted that the Enhanced Core Bond ESG Composite outperformed its benchmark for the one-year period ended December 31, 2020, and for the period since the inception of the Enhanced Core Bond ESG Composite on July 1, 2019 through December 31, 2020. The Trustees further considered the performance of other funds in the AMG Funds Complex sub-advised by GW&K.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate (“Affiliate”) of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under the Interim Subadvisory Agreement was the same as the rate paid to Loomis under the Former Subadvisory Agreement. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under the New Subadvisory Agreement was lower than the rate paid to Loomis under the Former Subadvisory Agreement. The Trustees further noted that the Investment Manager proposed certain fee changes for the Fund, all of which would be implemented upon the effectiveness of the New Subadvisory Agreement and would result in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s current fee structure. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund, which would decrease if the New Subadvisory Agreement was approved. The Trustees also noted payments made or to be made from GW&K to the Investment Manager, and other payments made or to be made from the Investment Manager to GW&K, including certain expense sharing arrangements related to, among other things, shareholder servicing and distribution. The Trustees concluded that these arrangements were reasonable. The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the

Approval of Subadvisory Agreements (continued)

primary focus of the Fund’s distribution) of the Fund would be lower than and the same as, respectively, the average for an appropriate peer group of similar mutual funds for the Fund once the new fee changes went into effect.

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Agreements. The Trustees were provided with the estimated profitability of GW&K with respect to its proposed subadvisory services to the Fund. The Trustees also were provided, in advance of their June 25, 2020 meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize economies of scale with respect to certain fees and expenses, other than the Fund’s management fee, to the extent the increase in assets is proportionally greater than the increase in such fees and expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s ESG fixed income investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Fund, which bears GW&K’s name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Fund’s subadvisory fees are reasonable.

The Trustees also considered information provided by the Investment Manager related to the benefits of the proposed strategic repositioning of the AMG Funds complex. The Trustees considered that the strategic repositioning was expected to create value for the Fund, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The Trustees noted that the proposed changes would bring the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamline the lineup of funds in the AMG Funds complex and reduce the number of subadvisers, significantly reduce strategy overlap and provide more differentiated investment solutions for the AMG Funds complex that are otherwise not available to U.S. retail investors. The Trustees further considered that the repositioning would bring AMG’s strong partnerships in support of the Fund and the AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Fund and the rest of the AMG Funds complex. The Trustees noted that AMG’s relationship with its Affiliates will also allow the Fund to have greater insight into the Affiliate’s compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers. In light of the foregoing, in approving the Agreements, the Trustees, including a majority of the Independent Trustees, determined that the hiring of GW&K is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Investment Manager or an affiliated subadviser derives an inappropriate advantage.

*  *  *  *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on March 17-18, 2021, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Agreement.

[1] The Trustees determined that the conditions surrounding the COVID-19 virus constituted unforeseen or emergency circumstances and that reliance on the Security and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the March 17-18, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17-18, 2021, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063021 SAR019

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 2, 2021

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 2, 2021